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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Asset Allocation Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 58.7%
CONSUMER DISCRETIONARY — 5.8%
Auto Components — 0.1%
	BorgWarner, Inc.	1,800	58,986
	Gentex Corp.	1,600	22,880
	Johnson Controls, Inc.	2,000	60,660
	Modine Manufacturing Co.	430	6,226
	WABCO Holdings, Inc.	637	22,639
Auto Components Total			171,391
Automobiles — 0.4%
	Ford Motor Co. (a)	3,308	17,201
	Suzuki Motor Corp.	11,400	211,692
	Toyota Motor Corp.	8,500	360,886
Automobiles Total			589,779
Distributors — 0.0%
	LKQ Corp. (a)	2,867	48,653
Distributors Total			48,653
Diversified Consumer Services — 0.2%
	Apollo Group, Inc., Class A (a)	3,165	187,684
	Capella Education Co. (a)	536	22,973
	DeVry, Inc.	871	43,149
	ITT Educational Services, Inc. (a)	505	40,860
	Regis Corp.	330	9,075
	Sotheby’s	460	9,228
Diversified Consumer Services Total			312,969
Hotels, Restaurants & Leisure — 1.0%
	Bally Technologies, Inc. (a)	490	14,837
	Benihana, Inc., Class A (a)	1,320	6,072
	Bob Evans Farms, Inc.	440	12,008
	Carnival Corp.	13,900	491,365
	CEC Entertainment, Inc. (a)	360	11,952
	Darden Restaurants, Inc.	1,160	33,211
	Hotel Leela Venture Ltd. (b)	29,863	18,635
	Landry’s Restaurants, Inc.	590	9,174
	McDonald’s Corp.	10,002	617,123
	O’Charleys, Inc.	600	5,250
	Panera Bread Co., Class A (a)	424	21,582
	Penn National Gaming, Inc. (a)	895	23,780
	Red Robin Gourmet Burgers, Inc. (a)	830	22,244
	Royal Caribbean Cruises Ltd.	3,590	74,492
	Starbucks Corp. (a)	2,465	36,655

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Hotels, Restaurants & Leisure — (continued)
	Starwood Hotels & Resorts Worldwide, Inc.	1,765	49,667
	WMS Industries, Inc. (a)	1,961	59,948
	Yum! Brands, Inc.	1,425	46,469
Hotels, Restaurants & Leisure Total			1,554,464
Household Durables — 0.1%
	American Greetings Corp., Class A	1,200	18,348
	Cavco Industries, Inc. (a)	252	9,110
	CSS Industries, Inc.	330	8,494
	Ethan Allen Interiors, Inc.	240	6,725
	Furniture Brands International, Inc.	580	6,102
	Tempur-Pedic International, Inc.	1,452	17,075
	Universal Electronics, Inc. (a)	280	6,994
Household Durables Total			72,848
Internet & Catalog Retail — 0.0%
	NetFlix, Inc. (a)	765	23,623
	NutriSystem, Inc.	350	6,202
Internet & Catalog Retail Total			29,825
Leisure Equipment & Products — 0.1%
	Brunswick Corp.	1,034	13,225
	Hasbro, Inc.	1,200	41,664
	Mattel, Inc.	1,110	20,024
Leisure Equipment & Products Total			74,913
Media — 0.8%
	Comcast Corp., Class A	16,400	321,932
	DIRECTV Group, Inc. (a)	10,000	261,700
	Focus Media Holding Ltd., ADR (a)	8,600	245,186
	Liberty Media Corp. - Entertainment (a)	2,445	61,052
	Marvel Entertainment, Inc. (a)	957	32,672
	McGraw-Hill Companies, Inc.	4,355	137,662
	Regal Entertainment Group, Class A	1,900	29,982
	WPP Group PLC	28,834	234,001
Media Total			1,324,187
Multiline Retail — 0.7%
	Kohl’s Corp. (a)	14,065	648,115
	Macy’s, Inc.	19,622	352,804
	Nordstrom, Inc.	905	26,082

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — (continued)
	Saks, Inc. (a)	6,287	58,155
Multiline Retail Total			1,085,156
Specialty Retail — 1.3%
	Advance Auto Parts, Inc.	830	32,918
	America’s Car-Mart, Inc. (a)	796	14,798
	Best Buy Co., Inc.	5,500	206,250
	Chico’s FAS, Inc. (a)	2,620	14,331
	Citi Trends, Inc. (a)	773	12,592
	Dick’s Sporting Goods, Inc. (a)	6,700	131,186
	Esprit Holdings Ltd.	22,700	139,467
	Foot Locker, Inc.	570	9,211
	GameStop Corp., Class A (a)	570	19,500
	Guess ?, Inc.	520	18,091
	J Crew Group, Inc. (a)	967	27,627
	Lowe’s Companies, Inc.	23,700	561,453
	MarineMax, Inc. (a)	782	5,654
	Monro Muffler Brake, Inc.	825	19,024
	OfficeMax, Inc.	1,050	9,335
	Rent-A-Center, Inc. (a)	949	21,144
	Ross Stores, Inc.	795	29,264
	Sherwin-Williams Co.	500	28,580
	Shoe Carnival, Inc. (a)	95	1,556
	Staples, Inc.	17,900	402,750
	Tiffany & Co.	515	18,293
	TJX Companies, Inc.	1,560	47,611
	Tractor Supply Co. (a)	480	20,184
	Urban Outfitters, Inc. (a)	8,470	269,939
	Zale Corp. (a)	400	10,000
Specialty Retail Total			2,070,758
Textiles, Apparel & Luxury Goods — 1.1%
	Adidas AG	5,421	291,142
	Compagnie Financiere Richemont SA	6,989	310,411
	Deckers Outdoor Corp. (a)	355	36,948
	Fossil, Inc. (a)	680	19,196
	Hampshire Group Ltd. (a)	500	3,700
	Lululemon Athletica, Inc. (a)	1,010	23,260
	Movado Group, Inc.	530	11,846
	NIKE, Inc., Class B	2,700	180,630
	Phillips-Van Heusen Corp.	1,631	61,831
	Polo Ralph Lauren Corp.	3,750	249,900

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	V.F. Corp.	6,600	510,246
	Warnaco Group, Inc. (a)	498	22,555
	Wolverine World Wide, Inc.	500	13,230
Textiles, Apparel & Luxury Goods Total			1,734,895
CONSUMER DISCRETIONARY TOTAL			9,069,838
CONSUMER STAPLES — 6.7%
Beverages — 1.4%
	Anheuser-Busch Companies, Inc.	3,300	214,104
	Carlsberg A/S	7,365	563,055
	Central European Distribution Corp. (a)	434	19,708
	Coca-Cola Co.	7,700	407,176
	Diageo PLC, ADR	5,908	406,825
	Fomento Economico Mexicano SAB de CV, ADR	950	36,233
	MGP Ingredients, Inc.	1,294	3,675
	Pepsi Bottling Group, Inc.	1,425	41,567
	PepsiCo, Inc.	7,700	548,779
Beverages Total			2,241,122
Food & Staples Retailing — 1.4%
	BJ’s Wholesale Club, Inc. (a)	6,140	238,600
	CVS Caremark Corp.	7,000	235,620
	Kroger Co.	12,830	352,569
	Longs Drug Stores Corp.	206	15,582
	Olam International Ltd.	578	741
	Ruddick Corp.	400	12,980
	Spartan Stores, Inc.	179	4,454
	Sysco Corp.	10,000	308,300
	Wal-Mart Stores, Inc.	16,300	976,207
	Weis Markets, Inc.	640	23,046
	Whole Foods Market, Inc.	510	10,215
Food & Staples Retailing Total			2,178,314
Food Products — 1.1%
	Cadbury PLC, ADR	398	16,294
	ConAgra Foods, Inc.	25,300	492,338
	Dean Foods Co. (a)	2,600	60,736
	Flowers Foods, Inc.	868	25,485
	Fresh Del Monte Produce, Inc. (a)	759	16,850
	General Mills, Inc.	2,700	185,544

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Groupe Danone	4,631	328,151
	H.J. Heinz Co.	5,150	257,346
	Hershey Co.	700	27,678
	J & J Snack Foods Corp.	300	10,173
	Lancaster Colony Corp.	390	14,687
	Lance, Inc.	592	13,432
	Ralcorp Holdings, Inc. (a)	180	12,134
	Sanderson Farms, Inc.	411	15,100
	Smithfield Foods, Inc. (a)	6,625	105,205
	Tyson Foods, Inc., Class A	12,900	154,026
Food Products Total			1,735,179
Household Products — 1.0%
	Clorox Co.	925	57,988
	Kimberly-Clark Corp.	3,200	207,488
	Procter & Gamble Co.	15,600	1,087,164
	Reckitt Benckiser Group PLC	6,186	299,515
Household Products Total			1,652,155
Personal Products — 0.6%
	Avon Products, Inc.	22,121	919,570
	Chattem, Inc. (a)	176	13,760
	Estee Lauder Companies, Inc., Class A	550	27,450
	NBTY, Inc. (a)	410	12,103
Personal Products Total			972,883
Tobacco — 1.2%
	Japan Tobacco, Inc.	117	440,487
	Lorillard, Inc.	7,900	562,085
	Philip Morris International, Inc.	17,339	834,006
Tobacco Total			1,836,578
CONSUMER STAPLES TOTAL			10,616,231
ENERGY — 6.2%
Energy Equipment & Services — 1.7%
	Basic Energy Services, Inc. (a)	740	15,762
	Cameron International Corp. (a)	965	37,191
	Complete Production Services, Inc. (a)	1,586	31,926
	Core Laboratories N.V.	250	25,330
	Diamond Offshore Drilling, Inc.	575	59,260
	Dril-Quip, Inc. (a)	183	7,940
	FMC Technologies, Inc. (a)	725	33,749
	Halliburton Co.	13,850	448,602
	IHS, Inc., Class A (a)	500	23,820

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
	Key Energy Services, Inc. (a)	700	8,120
	Nabors Industries Ltd. (a)	7,600	189,392
	National-Oilwell Varco, Inc. (a)	665	33,403
	Newpark Resources, Inc. (a)	690	5,037
	Noble Corp.	1,120	49,168
	Oil States International, Inc. (a)	169	5,974
	Patterson-UTI Energy, Inc.	290	5,806
	Pioneer Drilling Co. (a)	1,106	14,710
	Rowan Companies, Inc.	600	18,330
	Saipem SpA	9,996	295,739
	Schlumberger Ltd.	6,900	538,821
	Smith International, Inc.	2,700	158,328
	T-3 Energy Services, Inc. (a)	420	15,590
	TGC Industries, Inc. (a)	882	4,639
	Tidewater, Inc.	680	37,645
	Transocean, Inc. (a)	3,565	391,580
	TriCo Marine Services, Inc. (a)	131	2,237
	Weatherford International Ltd. (a)	8,800	221,232
Energy Equipment & Services Total			2,679,331
Oil, Gas & Consumable Fuels — 4.5%
	Alpha Natural Resources, Inc. (a)	720	37,030
	Arena Resources, Inc. (a)	542	21,057
	Atlas America, Inc.	557	18,999
	Berry Petroleum Co., Class A	522	20,217
	Bill Barrett Corp. (a)	463	14,867
	Carrizo Oil & Gas, Inc. (a)	423	15,342
	Chevron Corp.	6,600	544,368
	Comstock Resources, Inc. (a)	830	41,542
	Concho Resources, Inc. (a)	1,690	46,661
	ConocoPhillips	9,072	664,524
	CONSOL Energy, Inc.	565	25,928
	Continental Resources, Inc. (a)	1,014	39,779
	Denbury Resources, Inc. (a)	2,275	43,316
	Devon Energy Corp.	3,800	346,560
	El Paso Corp.	43,700	557,612
	EXCO Resources, Inc. (a)	870	14,198
	Exxon Mobil Corp.	19,937	1,548,307
	Forest Oil Corp. (a)	700	34,720
	Frontier Oil Corp.	1,735	31,959

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Harvest Natural Resources, Inc. (a)	1,350	13,662
	Hess Corp.	9,050	742,824
	Holly Corp.	310	8,965
	Newfield Exploration Co. (a)	5,400	172,746
	Nordic American Tanker Shipping	246	7,887
	Occidental Petroleum Corp.	9,600	676,320
	Peabody Energy Corp.	400	18,000
	Penn Virginia Corp.	399	21,323
	PetroHawk Energy Corp. (a)	1,365	29,525
	Petroleo Brasileiro SA, ADR	7,305	321,055
	Range Resources Corp.	515	22,078
	Southwestern Energy Co. (a)	1,533	46,818
	Stone Energy Corp. (a)	359	15,196
	Swift Energy Co. (a)	190	7,351
	Total SA	6,885	415,378
	Ultra Petroleum Corp. (a)	2,945	162,976
	Valero Energy Corp.	10,400	315,120
	Williams Companies, Inc.	1,300	30,745
Oil, Gas & Consumable Fuels Total			7,094,955
ENERGY TOTAL			9,774,286
FINANCIALS — 9.9%
Capital Markets — 1.2%
	Ameriprise Financial, Inc.	2,100	80,220
	Goldman Sachs Group, Inc.	4,200	537,600
	Greenhill & Co., Inc.	224	16,520
	Invesco Ltd.	1,610	33,778
	Janus Capital Group, Inc.	10,510	255,183
	Jefferies Group, Inc.	1,160	25,984
	Northern Trust Corp.	435	31,407
	Piper Jaffray Companies, Inc. (a)	380	16,435
	State Street Corp.	6,300	358,344
	Stifel Financial Corp. (a)	295	14,721
	T. Rowe Price Group, Inc.	850	45,653
	TD Ameritrade Holding Corp. (a)	8,900	144,180
	Waddell & Reed Financial, Inc., Class A	10,736	265,716
Capital Markets Total			1,825,741
Commercial Banks — 3.9%
	BancFirst Corp.	312	15,079
	Banco Santander SA	19,174	290,248

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	BancTrust Financial Group, Inc.	1,010	13,251
	Bank of Granite Corp.	1,129	2,631
	Bank of Hawaii Corp.	1,200	64,140
	BNP Paribas	2,866	275,518
	Bryn Mawr Bank Corp.	608	13,364
	Capital Corp. of the West	881	3,489
	Capitol Bancorp Ltd.	752	14,656
	Chemical Financial Corp.	830	25,846
	Citigroup, Inc.	39,847	817,262
	City National Corp.	900	48,870
	Columbia Banking System, Inc.	560	9,929
	Comerica, Inc.	1,800	59,022
	Community Trust Bancorp, Inc.	396	13,622
	Cullen/Frost Bankers, Inc.	1,100	66,000
	First Citizens BancShares, Inc., Class A	143	25,597
	First Financial Corp.	549	25,792
	First Horizon National Corp.	932	8,728
	First National Bank of Alaska	6	10,740
	KeyCorp	1,700	20,298
	Marshall & Ilsley Corp.	3,900	78,585
	Mass Financial Corp., Class A (a)	1,170	5,265
	Merchants Bancshares, Inc.	584	14,162
	Mitsubishi UFJ Financial Group, Inc.	66,100	572,997
	National Bank of Greece SA	10,168	417,974
	Northfield Bancorp, Inc. (a)	702	8,501
	Northrim BanCorp, Inc.	744	12,202
	Pinnacle Financial Partners, Inc. (a)	574	17,679
	PNC Financial Services Group, Inc.	7,265	542,695
	Raiffeisen International Bank Holding AG	4,100	298,094
	Sterling Bancorp NY	910	13,159
	SunTrust Banks, Inc.	8,700	391,413
	SVB Financial Group (a)	900	52,128
	Taylor Capital Group, Inc.	690	8,273
	TCF Financial Corp.	5,428	97,704
	U.S. Bancorp	22,093	795,790
	Wells Fargo & Co.	26,374	989,816
	West Coast Bancorp	820	12,021

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Whitney Holding Corp.	900	21,825
	Zions Bancorporation	1,325	51,278
Commercial Banks Total			6,225,643
Consumer Finance — 0.1%
	Advance America Cash Advance Centers, Inc.	1,630	4,874
	Cash America International, Inc.	720	25,949
	SLM Corp. (a)	1,845	22,767
	World Acceptance Corp. (a)	750	27,000
Consumer Finance Total			80,590
Diversified Financial Services — 1.4%
	CME Group, Inc.	101	37,522
	IntercontinentalExchange, Inc. (a)	1,465	118,196
	JPMorgan Chase & Co.	42,081	1,965,183
	Medallion Financial Corp.	1,464	15,328
	Portfolio Recovery Associates, Inc. (a)	544	26,455
Diversified Financial Services Total			2,162,684
Insurance — 1.8%
	ACE Ltd.	16,370	886,108
	Aon Corp.	8,100	364,176
	Assurant, Inc.	600	33,000
	Baldwin & Lyons, Inc., Class B	548	13,136
	CNA Surety Corp. (a)	980	16,366
	eHealth, Inc. (a)	534	8,544
	EMC Insurance Group, Inc.	606	17,865
	FBL Financial Group, Inc.	487	13,582
	Harleysville Group, Inc.	376	14,213
	Hartford Financial Services Group, Inc.	690	28,283
	Horace Mann Educators Corp.	1,210	15,573
	IPC Holdings Ltd.	520	15,709
	Lincoln National Corp.	6,925	296,459
	Marsh & McLennan Companies, Inc.	16,000	508,160
	Max Capital Group Ltd.	710	16,493
	Mercury General Corp.	160	8,760
	National Western Life Insurance Co., Class A	67	16,219
	Navigators Group, Inc. (a)	356	20,648
	Phoenix Companies, Inc.	2,168	20,032
	Platinum Underwriters Holdings Ltd.	1,400	49,672
	Prudential Financial, Inc.	2,100	151,200
	Prudential PLC	27,008	248,602

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	RAM Holdings Ltd. (a)	2,647	4,447
	Reinsurance Group of America, Inc.	900	48,600
	RLI Corp.	244	15,150
	Safety Insurance Group, Inc.	400	15,172
	Selective Insurance Group, Inc.	613	14,050
	Stewart Information Services Corp.	580	17,255
	United America Indemnity Ltd., Class A (a)	1,890	26,895
Insurance Total			2,904,369
Real Estate Investment Trusts (REITs) — 0.9%
	Alexandria Real Estate Equities, Inc.	700	78,750
	BioMed Realty Trust, Inc.	832	22,006
	Boston Properties, Inc.	400	37,464
	DCT Industrial Trust, Inc.	1,668	12,493
	DiamondRock Hospitality Co.	1,490	13,559
	DuPont Fabros Technology, Inc.	688	10,492
	Equity Residential Property Trust	1,600	71,056
	Franklin Street Properties Corp.	1,268	16,484
	General Growth Properties, Inc.	841	12,699
	Getty Realty Corp.	410	9,090
	Home Properties, Inc.	294	17,037
	LaSalle Hotel Properties	660	15,391
	Macerich Co.	380	24,187
	National Health Investors, Inc.	431	14,732
	National Retail Properties, Inc.	539	12,909
	Plum Creek Timber Co., Inc.	9,630	480,152
	Potlatch Corp.	600	27,834
	ProLogis	851	35,121
	Rayonier, Inc.	9,600	454,560
	Realty Income Corp.	650	16,640
	Sun Communities, Inc.	860	17,037
	Universal Health Realty Income Trust	450	17,505
	Urstadt Biddle Properties, Inc., Class A	820	15,375
Real Estate Investment Trusts (REITs) Total			1,432,573
Real Estate Management & Development — 0.2%
	Avatar Holdings, Inc. (a)	67	2,211
	Maui Land & Pineapple Co., Inc. (a)	418	11,491
	Mitsubishi Estate Co., Ltd.	14,000	275,123
Real Estate Management & Development Total			288,825

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 0.4%
	Bank Mutual Corp.	1,660	18,841
	BankFinancial Corp.	1,010	14,827
	Beneficial Mutual Bancorp, Inc. (a)	1,246	15,762
	Brookline Bancorp, Inc.	1,940	24,812
	Clifton Savings Bancorp, Inc.	1,013	12,146
	Corus Bankshares, Inc.	2,356	9,542
	ESSA Bancorp, Inc.	674	9,369
	Flagstar BanCorp, Inc.	2,180	6,496
	Home Federal Bancorp, Inc.	1,290	16,447
	Housing Development Finance Corp., Ltd.	10,100	463,605
	TrustCo Bank Corp. NY	1,190	13,935
	United Financial Bancorp, Inc.	830	12,325
	Washington Federal, Inc.	720	13,284
	Westfield Financial, Inc.	1,493	15,378
Thrifts & Mortgage Finance Total			646,769
FINANCIALS TOTAL			15,567,194
HEALTH CARE — 7.3%
Biotechnology — 1.4%
	Alexion Pharmaceuticals, Inc. (a)	1,431	56,238
	Amgen, Inc. (a)	14,800	877,196
	Array Biopharma, Inc. (a)	2,263	17,380
	BioMarin Pharmaceuticals, Inc. (a)	961	25,457
	Celgene Corp. (a)	5,120	323,994
	Cepheid, Inc. (a)	1,189	16,444
	Genentech, Inc. (a)	2,300	203,964
	Genzyme Corp. (a)	3,570	288,777
	Gilead Sciences, Inc. (a)	3,500	159,530
	Myriad Genetics, Inc. (a)	319	20,697
	Omrix Biopharmaceuticals, Inc. (a)	1,142	20,487
	Onyx Pharmaceuticals, Inc. (a)	793	28,691
	OSI Pharmaceuticals, Inc. (a)	317	15,625
	Regeneron Pharmaceuticals, Inc. (a)	1,000	21,830
	Rigel Pharmaceuticals, Inc. (a)	470	10,975
	Seattle Genetics, Inc. (a)	1,410	15,087
	United Therapeutics Corp. (a)	332	34,916
Biotechnology Total			2,137,288
Health Care Equipment & Supplies — 0.8%
	Analogic Corp.	230	11,445
	ArthroCare Corp. (a)	477	13,222

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
	Baxter International, Inc.	3,300	216,579
	Beckman Coulter, Inc.	650	46,143
	China Medical Technologies, Inc., ADR	550	17,919
	Cooper Companies, Inc.	500	17,380
	Covidien Ltd.	3,500	188,160
	Haemonetics Corp. (a)	470	29,008
	Hill-Rom Holdings, Inc.	410	12,427
	Hologic, Inc. (a)	3,301	63,808
	Hospira, Inc. (a)	1,175	44,885
	Immucor, Inc. (a)	709	22,660
	Insulet Corp. (a)	350	4,872
	Intuitive Surgical, Inc. (a)	229	55,184
	Masimo Corp. (a)	386	14,359
	Medtronic, Inc.	5,800	290,580
	Meridian Bioscience, Inc.	440	12,778
	Mindray Medical International Ltd., ADR	935	31,538
	NuVasive, Inc. (a)	449	22,149
	RTI Biologics, Inc. (a)	774	7,237
	STERIS Corp.	1,070	40,211
	Teleflex, Inc.	650	41,269
	Varian Medical Systems, Inc. (a)	620	35,421
	Wright Medical Group, Inc. (a)	1,377	41,916
Health Care Equipment & Supplies Total			1,281,150
Health Care Providers & Services — 1.3%
	Alliance Imaging, Inc. (a)	2,581	26,507
	Amedisys, Inc. (a)	300	14,601
	AmSurg Corp. (a)	460	11,716
	CIGNA Corp.	9,981	339,154
	Community Health Systems, Inc. (a)	1,200	35,172
	Cross Country Healthcare, Inc. (a)	1,250	20,363
	Express Scripts, Inc. (a)	3,320	245,082
	Gentiva Health Services, Inc. (a)	830	22,360
	Healthspring, Inc. (a)	323	6,835
	Humana, Inc. (a)	5,500	226,600
	inVentiv Health, Inc. (a)	1,754	30,976
	Kindred Healthcare, Inc. (a)	780	21,505
	Laboratory Corp. of America Holdings (a)	625	43,437

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Magellan Health Services, Inc. (a)	190	7,801
	McKesson Corp.	570	30,672
	Medco Health Solutions, Inc. (a)	17,805	801,225
	MWI Veterinary Supply, Inc. (a)	353	13,869
	NovaMed, Inc. (a)	1,853	8,783
	Owens & Minor, Inc.	768	37,248
	Pediatrix Medical Group, Inc. (a)	675	36,396
	Psychiatric Solutions, Inc. (a)	1,089	41,328
	RehabCare Group, Inc. (a)	939	16,996
	Res-Care, Inc. (a)	1,050	19,047
	U.S. Physical Therapy, Inc. (a)	510	8,854
	Universal Health Services, Inc., Class B	500	28,015
Health Care Providers & Services Total			2,094,542
Health Care Technology — 0.0%
	Eclipsys Corp. (a)	920	19,274
Health Care Technology Total			19,274
Life Sciences Tools & Services — 1.2%
	Bio-Rad Laboratories, Inc., Class A (a)	384	38,062
	Charles River Laboratories International, Inc. (a)	995	55,252
	Covance, Inc. (a)	2,820	249,316
	Dionex Corp. (a)	352	22,370
	Illumina, Inc. (a)	556	22,535
	PAREXEL International Corp. (a)	1,533	43,936
	Pharmaceutical Product Development, Inc.	675	27,911
	Qiagen N.V. (a)	33,709	669,413
	Thermo Fisher Scientific, Inc. (a)	13,396	736,780
	Varian, Inc. (a)	900	38,610
	Waters Corp. (a)	515	29,963
Life Sciences Tools & Services Total			1,934,148
Pharmaceuticals — 2.6%
	Abbott Laboratories	11,600	667,928
	Allergan, Inc.	755	38,882
	Auxilium Pharmaceuticals, Inc. (a)	390	12,636
	Eurand NV (a)	1,549	28,130
	Johnson & Johnson	23,600	1,635,008
	Merck & Co., Inc.	7,200	227,232
	Novartis AG, Registered Shares	10,582	553,496
	Perrigo Co.	725	27,883

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Roche Holding AG, Genusschein Shares	2,280	355,422
	Schering-Plough Corp.	13,900	256,733
	Teva Pharmaceutical Industries Ltd., ADR	5,100	233,529
Pharmaceuticals Total			4,036,879
HEALTH CARE TOTAL			11,503,281
INDUSTRIALS — 7.5%
Aerospace & Defense — 1.7%
	AAR Corp. (a)	431	7,150
	AerCap Holdings NV (a)	1,900	20,159
	Curtiss-Wright Corp.	184	8,363
	Esterline Technologies Corp. (a)	180	7,126
	Goodrich Corp.	5,295	220,272
	Hexcel Corp. (a)	1,270	17,386
	Honeywell International, Inc.	9,100	378,105
	L-3 Communications Holdings, Inc.	4,975	489,142
	Lockheed Martin Corp.	2,400	263,208
	Moog, Inc., Class A (a)	170	7,290
	Precision Castparts Corp.	645	50,813
	Raytheon Co.	7,600	406,676
	Rolls-Royce Group PLC (a)	27,877	167,372
	Spirit Aerosystems Holdings, Inc., Class A (a)	1,669	26,821
	Teledyne Technologies, Inc. (a)	763	43,613
	United Technologies Corp.	9,362	562,282
Aerospace & Defense Total			2,675,778
Air Freight & Logistics — 0.2%
	C.H. Robinson Worldwide, Inc.	595	30,321
	FedEx Corp.	3,000	237,120
	HUB Group, Inc., Class A (a)	1,040	39,156
Air Freight & Logistics Total			306,597
Airlines — 0.0%
	JetBlue Airways Corp. (a)	1,210	5,989
	Skywest, Inc.	670	10,707
Airlines Total			16,696
Building Products — 0.0%
	Builders FirstSource, Inc. (a)	1,475	8,835
	Lennox International, Inc.	380	12,643
	NCI Building Systems, Inc. (a)	510	16,192

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — (continued)
	Trex Co., Inc. (a)	437	7,914
	Universal Forest Products, Inc.	260	9,077
Building Products Total			54,661
Commercial Services & Supplies — 0.5%
	ABM Industries, Inc.	450	9,828
	Casella Waste Systems, Inc., Class A (a)	860	10,096
	CBIZ, Inc. (a)	1,160	9,802
	CDI Corp.	471	10,517
	Consolidated Graphics, Inc. (a)	420	12,739
	Dun & Bradstreet Corp.	2,065	194,853
	EnergySolutions, Inc.	1,353	13,530
	Geo Group, Inc. (a)	1,488	30,073
	Healthcare Services Group, Inc.	549	10,041
	Huron Consulting Group, Inc. (a)	405	23,077
	Iron Mountain, Inc. (a)	805	19,650
	Kimball International, Inc., Class B	730	7,884
	Korn/Ferry International (a)	690	12,296
	Mobile Mini, Inc. (a)	1,560	30,155
	MPS Group, Inc. (a)	2,130	21,470
	Pitney Bowes, Inc.	624	20,754
	Robert Half International, Inc.	890	22,028
	Stericycle, Inc. (a)	885	52,135
	United Stationers, Inc. (a)	270	12,914
	Waste Connections, Inc. (a)	1,782	61,123
	Waste Management, Inc.	6,600	207,834
Commercial Services & Supplies Total			792,799
Construction & Engineering — 0.8%
	EMCOR Group, Inc. (a)	1,797	47,297
	FLSmidth & Co. A/S	6,374	324,171
	Foster Wheeler Ltd. (a)	775	27,985
	Granite Construction, Inc.	512	18,340
	Jacobs Engineering Group, Inc. (a)	795	43,177
	KBR, Inc.	13,500	206,145
	KHD Humboldt Wedag International Ltd. (a)	648	12,429
	Maire Tecnimont SpA	34,706	121,261
	Midas Holdings Ltd. (b)	297,733	87,451
	Quanta Services, Inc. (a)	10,400	280,904
Construction & Engineering Total			1,169,160

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.3%
	ABB Ltd., Registered Shares (a)	19,212	368,576
	Alstom	3,476	262,125
	AMETEK, Inc.	750	30,578
	Belden, Inc.	380	12,080
	Cooper Industries Ltd., Class A	7,800	311,610
	Dongfang Electrical Machinery Co., Ltd., Class H	106,000	282,718
	Energy Conversion Devices, Inc. (a)	247	14,388
	First Solar, Inc. (a)	745	140,738
	General Cable Corp. (a)	570	20,309
	GrafTech International Ltd. (a)	960	14,506
	II-VI, Inc. (a)	713	27,565
	Polypore International, Inc. (a)	1,014	21,811
	Roper Industries, Inc.	665	37,878
	SunPower Corp., Class A (a)	380	26,953
	Vestas Wind Systems A/S (a)	5,193	452,071
	Woodward Governor Co.	987	34,811
Electrical Equipment Total			2,058,717
Industrial Conglomerates — 0.7%
	General Electric Co.	27,136	691,968
	McDermott International, Inc. (a)	11,208	286,365
	Textron, Inc.	2,230	65,294
Industrial Conglomerates Total			1,043,627
Machinery — 1.0%
	Barnes Group, Inc.	988	19,977
	Bucyrus International, Inc.	500	22,340
	Caterpillar, Inc.	3,500	208,600
	Chart Industries, Inc. (a)	498	14,223
	Cummins, Inc.	1,055	46,125
	Dynamic Materials Corp.	411	9,539
	Eaton Corp.	4,100	230,338
	EnPro Industries, Inc. (a)	550	20,438
	Flowserve Corp.	345	30,626
	Harsco Corp.	740	27,521
	Illinois Tool Works, Inc.	5,800	257,810
	ITT Corp.	575	31,976
	Jain Irrigation Systems Ltd.	15,100	128,614
	Joy Global, Inc.	465	20,990
	Kadant, Inc. (a)	272	6,193

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Kennametal, Inc.	1,000	27,120
	Lindsay Corp.	213	15,496
	Manitowoc Co., Inc.	810	12,595
	Nordson Corp.	256	12,572
	Parker Hannifin Corp.	1,215	64,395
	SPX Corp.	4,200	323,400
	Wabtec Corp.	777	39,806
Machinery Total			1,570,694
Marine — 0.0%
	Alexander & Baldwin, Inc.	800	35,224
	Genco Shipping & Trading Ltd.	429	14,260
Marine Total			49,484
Road & Rail — 0.7%
	Amerco, Inc. (a)	190	7,967
	Canadian Pacific Railway Ltd.	600	32,316
	Central Japan Railway Co.	47	443,584
	Genesee & Wyoming, Inc., Class A (a)	350	13,132
	Heartland Express, Inc.	670	10,398
	Knight Transportation, Inc.	410	6,958
	Landstar System, Inc.	1,005	44,280
	Old Dominion Freight Line, Inc. (a)	720	20,405
	Ryder System, Inc.	130	8,060
	Union Pacific Corp.	6,900	491,004
	Werner Enterprises, Inc.	1,230	26,703
Road & Rail Total			1,104,807
Trading Companies & Distributors — 0.3%
	Kaman Corp.	507	14,439
	Mitsui & Co., Ltd.	12,000	148,280
	W.W. Grainger, Inc.	2,900	252,213
	Watsco, Inc.	460	23,129
Trading Companies & Distributors Total			438,061
Transportation Infrastructure — 0.3%
	Koninklijke Vopak NV	3,307	156,173
	Macquarie Infrastructure Group	150,936	287,663
Transportation Infrastructure Total			443,836
INDUSTRIALS TOTAL			11,724,917
INFORMATION TECHNOLOGY — 8.9%
Communications Equipment — 1.2%
	Anaren, Inc. (a)	938	9,521
	Arris Group, Inc. (a)	1,462	11,301

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Bel Fuse, Inc., Class B	230	6,548
Black Box Corp.	391	13,501
Brocade Communications Systems, Inc. (a)	1,170	6,810
Cisco Systems, Inc. (a)	30,780	694,397
Comtech Telecommunications Corp. (a)	200	9,848
Corning, Inc.	9,900	154,836
Digi International, Inc. (a)	566	5,773
Dycom Industries, Inc. (a)	800	10,416
Emulex Corp. (a)	930	9,923
Harris Corp.	990	45,738
Juniper Networks, Inc. (a)	905	19,068
Polycom, Inc. (a)	1,843	42,629
QUALCOMM, Inc.	20,000	859,400
Research In Motion Ltd. (a)	190	12,977
Riverbed Technology, Inc. (a)	1,137	14,235
Tollgrade Communications, Inc. (a)	610	2,562
Communications Equipment Total		1,929,483
Computers & Peripherals — 2.1%
Apple, Inc. (a)	4,400	500,104
Avid Technology, Inc. (a)	500	12,030
Diebold, Inc.	1,000	33,110
Electronics for Imaging, Inc. (a)	710	9,890
EMC Corp. (a)	47,600	569,296
Hewlett-Packard Co.	28,360	1,311,366
International Business Machines Corp.	6,300	736,848
NCR Corp. (a)	2,900	63,945
NetApp, Inc. (a)	1,365	24,884
QLogic Corp. (a)	610	9,370
Seagate Technology (c)	2,325	28,179
Computers & Peripherals Total		3,299,022
Electronic Equipment, Instruments & Components — 0.3%
Agilent Technologies, Inc. (a)	400	11,864
Anixter International, Inc. (a)	360	21,424
Arrow Electronics, Inc. (a)	1,400	36,708
Benchmark Electronics, Inc. (a)	1,160	16,333
Brightpoint, Inc. (a)	4,630	33,336
CPI International, Inc. (a)	730	10,570

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — (continued)
Daktronics, Inc.	1,388	23,124
FLIR Systems, Inc. (a)	4,700	180,574
GSI Group Inc. (a)	980	3,459
Itron, Inc. (a)	531	47,010
Mettler-Toledo International, Inc. (a)	300	29,400
MTS Systems Corp.	370	15,577
NAM TAI Electronics, Inc.	1,490	12,173
Plexus Corp. (a)	340	7,038
Trimble Navigation Ltd. (a)	735	19,007
Vishay Intertechnology, Inc. (a)	1,300	8,606
Electronic Equipment, Instruments & Components Total		476,203
Internet Software & Services — 0.6%
Ariba, Inc. (a)	810	11,445
Digital River, Inc. (a)	220	7,128
Equinix, Inc. (a)	3,719	258,322
Google, Inc., Class A (a)	1,537	615,599
GSI Commerce, Inc. (a)	1,130	17,493
Interwoven Inc. (a)	900	12,708
Sohu.com, Inc. (a)	288	16,056
Switch & Data Facilities Co., Inc. (a)	1,684	20,966
VeriSign, Inc. (a)	1,035	26,993
Websense, Inc. (a)	1,543	34,486
Internet Software & Services Total		1,021,196
IT Services — 0.7%
Accenture Ltd., Class A	7,600	288,800
Alliance Data Systems Corp. (a)	610	38,662
CACI International, Inc., Class A (a)	856	42,886
Cognizant Technology Solutions Corp., Class A (a)	1,430	32,647
CSG Systems International, Inc. (a)	517	9,063
Fiserv, Inc. (a)	625	29,575
Global Payments, Inc.	565	25,346
MasterCard, Inc., Class A	1,010	179,103
MAXIMUS, Inc.	310	11,420
Paychex, Inc.	810	26,754
TeleTech Holdings, Inc. (a)	3,170	39,435
Visa, Inc., Class A	5,859	359,684
IT Services Total		1,083,375

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 1.3%
	Actel Corp. (a)	815	10,171
	Advanced Energy Industries, Inc. (a)	440	6,019
	Analog Devices, Inc.	1,400	36,890
	ASML Holding N.V., N.Y. Registered Shares	1,395	24,566
	Atheros Communications, Inc. (a)	1,091	25,726
	ATMI, Inc. (a)	200	3,596
	Broadcom Corp., Class A (a)	10,660	198,596
	Fairchild Semiconductor International, Inc. (a)	730	6,490
	Intel Corp.	38,300	717,359
	Intersil Corp., Class A	9,200	152,536
	Kulicke & Soffa Industries, Inc. (a)	1,562	7,045
	Lam Research Corp. (a)	7,500	236,175
	Marvell Technology Group Ltd. (a)	1,610	14,973
	Mattson Technology, Inc. (a)	1,580	7,473
	MEMC Electronic Materials, Inc. (a)	1,615	45,640
	Microchip Technology, Inc.	6,680	196,592
	Microsemi Corp. (a)	790	20,129
	MKS Instruments, Inc. (a)	443	8,820
	Monolithic Power Systems, Inc. (a)	949	16,484
	ON Semiconductor Corp. (a)	2,308	15,602
	RF Micro Devices, Inc. (a)	1,450	4,234
	Rubicon Technology, Inc. (a)	1,007	7,271
	Skyworks Solutions, Inc. (a)	2,110	17,640
	Tokyo Electron Ltd.	5,300	236,112
	Ultra Clean Holdings (a)	710	3,578
	Varian Semiconductor Equipment Associates, Inc. (a)	172	4,321
	Verigy Ltd. (a)	544	8,856
Semiconductors & Semiconductor Equipment Total			2,032,894
Software — 2.7%
	Activision Blizzard, Inc. (a)	27,342	421,887
	Adobe Systems, Inc. (a)	8,500	335,495
	ANSYS, Inc. (a)	1,204	45,596
	Autodesk, Inc. (a)	1,057	35,462
	Autonomy Corp. PLC (a)	13,975	256,935
	BluePhoenix Solutions Ltd. (a)	1,377	4,847
	BMC Software, Inc. (a)	15,000	429,450

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Citrix Systems, Inc. (a)	1,327	33,520
	Concur Technologies, Inc. (a)	226	8,647
	Electronic Arts, Inc. (a)	700	25,893
	FactSet Research Systems, Inc.	520	27,170
	Informatica Corp. (a)	1,622	21,070
	Jack Henry & Associates, Inc.	480	9,758
	Lawson Software, Inc. (a)	699	4,893
	McAfee, Inc. (a)	730	24,791
	Mentor Graphics Corp. (a)	830	9,421
	Micros Systems, Inc. (a)	853	22,741
	Microsoft Corp.	37,060	989,131
	MSC.Software Corp. (a)	1,170	12,519
	Net 1 UEPS Technologies, Inc. (a)	930	20,767
	Nintendo Co., Ltd.	1,100	457,914
	Nuance Communications, Inc. (a)	1,021	12,446
	Oracle Corp. (a)	32,800	666,168
	Parametric Technology Corp. (a)	460	8,464
	Progress Software Corp. (a)	360	9,356
	Salesforce.com, Inc. (a)	3,785	183,194
	SPSS, Inc. (a)	240	7,046
	Sybase, Inc. (a)	1,050	32,151
	Synopsys, Inc. (a)	900	17,955
	UBISOFT Entertainment (a)	510	35,379
Software Total			4,170,066
INFORMATION TECHNOLOGY TOTAL			14,012,239
MATERIALS — 2.6%
Chemicals — 1.4%
	Agrium, Inc.	410	22,993
	Air Products & Chemicals, Inc.	525	35,957
	Albemarle Corp.	900	27,756
	Ashland, Inc.	270	7,895
	Cytec Industries, Inc.	230	8,949
	E.I. Du Pont de Nemours & Co.	8,000	322,400
	Ecolab, Inc.	630	30,567
	H.B. Fuller Co.	1,020	21,287
	Intrepid Potash, Inc. (a)	498	15,010
	Koppers Holdings, Inc.	681	25,476
	Linde AG	4,664	500,172
	Monsanto Co.	3,235	320,200
	NewMarket Corp.	160	8,410

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
	OM Group, Inc. (a)	520	11,700
	Potash Corp. of Saskatchewan, Inc.	525	69,305
	PPG Industries, Inc.	875	51,030
	Praxair, Inc.	3,200	229,568
	Sensient Technologies Corp.	660	18,566
	Solutia, Inc. (a)	1,220	17,080
	Sumitomo Chemical Co., Ltd.	36,000	156,888
	Terra Industries, Inc.	320	9,408
	Umicore	8,962	278,216
Chemicals Total			2,188,833
Construction Materials — 0.0%
	Eagle Materials, Inc.	480	10,738
Construction Materials Total			10,738
Containers & Packaging — 0.1%
	AptarGroup, Inc.	160	6,258
	Crown Holdings, Inc. (a)	1,500	33,315
	Greif, Inc., Class A	623	40,881
	Greif, Inc., Class B	458	23,898
	Packaging Corp. of America	2,383	55,238
Containers & Packaging Total			159,590
Metals & Mining — 0.8%
	Agnico-Eagle Mines Ltd.	480	26,434
	AK Steel Holding Corp.	405	10,498
	Alcoa, Inc.	8,200	185,156
	Allegheny Technologies, Inc.	1,650	48,757
	BHP Billiton Ltd.	9,486	243,733
	Carpenter Technology Corp.	200	5,130
	Freeport-McMoRan Copper & Gold, Inc.	9,021	512,844
	Goldcorp, Inc.	2,700	85,401
	Harry Winston Diamond Corp.	703	9,350
	Haynes International, Inc. (a)	199	9,319
	Nucor Corp.	3,725	147,137
	Titanium Metals Corp.	900	10,206
	Worthington Industries, Inc.	870	12,998
Metals & Mining Total			1,306,963

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.3%
	Mercer International, Inc. (a)	1,310	4,795
	Weyerhaeuser Co.	7,450	451,321
Paper & Forest Products Total			456,116
MATERIALS TOTAL			4,122,240
TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 0.9%
	AT&T, Inc.	35,454	989,875
	tw telecom, Inc. (a)	779	8,094
	Verizon Communications, Inc.	11,699	375,421
	Warwick Valley Telephone Co.	670	7,511
Diversified Telecommunication Services Total			1,380,901
Wireless Telecommunication Services — 0.3%
	American Tower Corp., Class A (a)	1,657	59,602
	China Unicom Ltd.	114,000	172,598
	Crown Castle International Corp. (a)	1,320	38,240
	NII Holdings, Inc. (a)	7,300	276,816
	Syniverse Holdings, Inc. (a)	2,365	39,283
Wireless Telecommunication Services Total			586,539
TELECOMMUNICATION SERVICES TOTAL			1,967,440
UTILITIES — 2.6%
Electric Utilities — 1.6%
	ALLETE, Inc.	440	19,580
	American Electric Power Co., Inc.	1,500	55,545
	Edison International	1,400	55,860
	El Paso Electric Co. (a)	1,000	21,000
	Electricite de France	6,216	450,403
	Entergy Corp.	4,125	367,166
	Exelon Corp.	4,700	294,314
	Fortum Oyj	13,277	447,963
	FPL Group, Inc.	7,250	364,675
	Hawaiian Electric Industries, Inc.	490	14,264
	ITC Holdings Corp.	888	45,972
	Maine & Maritimes Corp. (a)	139	4,580
	MGE Energy, Inc.	470	16,708
	Portland General Electric Co.	804	19,023
	PPL Corp.	8,510	315,040
	UIL Holdings Corp.	530	18,195
Electric Utilities Total			2,510,288

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.1%
	AGL Resources, Inc.	1,500	47,070
	Questar Corp.	860	35,191
Gas Utilities Total			82,261
Independent Power Producers & Energy Traders — 0.1%
	Black Hills Corp.	600	18,642
	Huaneng Power International, Inc., Class H	220,000	147,284
Independent Power Producers & Energy Traders Total			165,926
Multi-Utilities — 0.7%
	Avista Corp.	930	20,190
	CH Energy Group, Inc.	690	30,063
	NorthWestern Corp.	630	15,832
	PG&E Corp.	8,211	307,502
	Public Service Enterprise Group, Inc.	9,472	310,587
	Sempra Energy	1,200	60,564
	Suez SA	7,011	344,205
	Wisconsin Energy Corp.	1,200	53,880
Multi-Utilities Total			1,142,823
Water Utilities — 0.1%
	Epure International Ltd.	542,000	132,445
Water Utilities Total			132,445
UTILITIES TOTAL			4,033,743
	Total Common Stocks (cost of $100,055,403)		92,391,409

		Par ($)
Mortgage-Backed Securities — 11.7%
Federal Home Loan Mortgage Corp.
	5.000% 03/01/38	561,225	547,040
	5.500% 12/01/20	25,966	26,206
	5.500% 01/01/21	436,587	441,250
	5.500% 07/01/21	200,050	201,646
	5.500% 08/01/21	609,137	613,996
	5.500% 12/01/32	53,486	53,395
	5.500% 08/01/35	137,112	136,578
	5.500% 10/01/35	283,574	282,471
	5.500% 11/01/35	771,818	768,814
	5.500% 12/01/37	786,109	782,558
	6.000% 11/01/14	28,172	28,690
	6.500% 05/01/11	12,228	12,669
	6.500% 06/01/11	99,145	102,715

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 03/01/26	72,774	75,431
	6.500% 06/01/26	83,362	86,405
	6.500% 03/01/27	25,923	26,870
	6.500% 09/01/28	89,756	92,976
	6.500% 06/01/31	217,321	224,779
	6.500% 07/01/31	22,332	23,105
	6.500% 11/01/32	15,095	15,599
	6.500% 11/01/37	536,001	550,208
	7.000% 04/01/29	6,909	7,290
	7.000% 08/01/31	9,778	10,280
	7.500% 01/01/30	17,764	19,240
	8.000% 09/01/15	6,027	6,430
	12.000% 07/01/20	36,058	38,931
	TBA
	5.000% 12/01/38(b)	1,597,000	1,555,577
Federal National Mortgage Association
	5.000% 02/01/36	960,796	937,713
	5.000% 05/01/37	595,842	581,029
	5.500% 11/01/21	711,671	718,460
	5.500% 05/01/36	1,100,893	1,098,844
	5.500% 11/01/36	681,535	680,266
	5.500% 06/01/38	442,390	441,498
	6.000% 07/01/31	23,188	23,625
	6.000% 07/01/35	445,849	452,243
	6.000% 02/01/36	132,342	134,199
	6.000% 04/01/36	27,951	28,343
	6.000% 09/01/36	373,875	379,120
	6.000% 11/01/36	1,734,375	1,758,707
	6.000% 07/01/37	1,275,573	1,293,397
	6.000% 08/01/37	967,912	981,437
	6.000% 06/01/38	137,561	139,469
	6.500% 12/01/31	1,875	1,939
	6.500% 05/01/33	3,883	4,016
	6.500% 10/01/36	661,045	678,582
	6.500% 08/01/37	195,859	201,044
	6.500% 06/01/38	540,250	554,552
	7.000% 07/01/31	11,665	12,262
	7.000% 07/01/32	5,049	5,306
	7.000% 07/01/37	123,789	129,484
	7.500% 09/01/15	8,141	8,539
	7.500% 02/01/30	7,321	7,909
	7.500% 08/01/31	27,780	29,978
	8.000% 04/01/30	1,423	1,541

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.000% 05/01/30	3,966	4,297
Government National Mortgage Association
	5.625% 07/20/25(c)	15,567	15,760
	6.000% 03/15/29	2,329	2,379
	6.500% 05/15/13	21,123	22,036
	6.500% 05/15/24	19,570	20,124
	6.500% 04/15/29	18,916	19,483
	6.500% 05/15/29	12,773	13,156
	7.000% 11/15/13	2,498	2,634
	7.000% 06/15/31	3,554	3,738
	7.000% 06/15/32	951	999
	8.000% 03/15/26	191,320	210,008
	9.000% 12/15/17	2,434	2,656

	Total Mortgage-Backed Securities (cost of $18,143,432)		18,331,921
Corporate Fixed-Income Bonds & Notes — 10.7%
BASIC MATERIALS — 0.6%
Chemicals — 0.2%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	140,000	137,891
Huntsman International LLC
	7.875% 11/15/14	200,000	172,000
Chemicals Total			309,891
Forest Products & Paper — 0.2%
Domtar Corp.
	7.125% 08/15/15	155,000	142,600
Georgia-Pacific Corp.
	8.000% 01/15/24	170,000	149,600
Forest Products & Paper Total			292,200
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	165,000	157,150
Iron/Steel Total			157,150

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	165,000	162,525
Metals & Mining Total			162,525
BASIC MATERIALS TOTAL			921,766
COMMUNICATIONS — 1.8%
Media — 0.8%
Charter Communications Holdings II LLC/Charter Communications Holdings II/Capital Corp.
	10.250% 09/15/10	160,000	144,000
Comcast Cable Holdings LLC
	9.875% 06/15/22	5,000	5,645
Comcast Corp.
	7.050% 03/15/33	200,000	179,374
CSC Holdings, Inc.
	7.625% 04/01/11	100,000	96,000
EchoStar DBS Corp.
	6.625% 10/01/14	180,000	144,450
Lamar Media Corp.
	7.250% 01/01/13	135,000	122,175
News America, Inc.
	6.550% 03/15/33	150,000	134,439
R.H. Donnelley Corp.
	8.875% 10/15/17	285,000	96,900
Time Warner Cable, Inc.
	7.300% 07/01/38	200,000	177,912
Viacom, Inc.
	6.125% 10/05/17	75,000	68,038
Media Total			1,168,933
Telecommunication Services — 1.0%
AT&T, Inc.
	5.100% 09/15/14	160,000	149,646
BellSouth Corp.
	6.000% 10/15/11	2,000	2,004
British Telecommunications PLC
	5.150% 01/15/13	125,000	116,659
Citizens Communications Co.
	7.875% 01/15/27	230,000	172,500
Cricket Communications, Inc.
	9.375% 11/01/14	165,000	153,450
France Telecom SA
	7.750% 03/01/11	1,000	1,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Intelsat Bermuda Ltd.
	9.250% 06/15/16(d)	140,000	128,800
Lucent Technologies, Inc.
	6.450% 03/15/29	210,000	128,100
New Cingular Wireless Services, Inc.
	8.125% 05/01/12	3,000	3,200
	8.750% 03/01/31	153,000	169,166
Qwest Corp.
	8.875% 03/15/12	150,000	147,000
Telefonica Emisones SAU
	5.984% 06/20/11	125,000	123,630
Telefonos de Mexico SAB de CV
	4.500% 11/19/08	16,000	15,962
Vodafone Group PLC
	5.000% 12/16/13	145,000	136,881
Windstream Corp.
	8.625% 08/01/16	200,000	184,500
Telecommunication Services Total			1,632,548
COMMUNICATIONS TOTAL			2,801,481
CONSUMER CYCLICAL — 0.7%
Apparel — 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	165,000	137,775
Apparel Total			137,775
Auto Manufacturers — 0.1%
General Motors Corp.
	8.375% 07/15/33	205,000	82,000
Auto Manufacturers Total			82,000
Home Builders — 0.0%
KB Home
	5.875% 01/15/15	90,000	71,550
Home Builders Total			71,550
Lodging — 0.3%
Marriott International, Inc.
	5.625% 02/15/13	150,000	141,484
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(d)	175,000	113,750
MGM Mirage

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
	7.500% 06/01/16	190,000	138,700
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	100,000	74,000
Lodging Total			467,934
Retail — 0.2%
CVS Caremark Corp.
	5.750% 06/01/17	125,000	116,811
Rite Aid Corp.
	9.375% 12/15/15	125,000	65,625
Wal-Mart Stores, Inc.
	5.800% 02/15/18	150,000	146,537
Retail Total			328,973
CONSUMER CYCLICAL TOTAL			1,088,232
CONSUMER NON-CYCLICAL — 0.8%
Beverages — 0.1%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	35,000	35,016
Diageo Capital PLC
	5.750% 10/23/17	150,000	143,942
Beverages Total			178,958
Commercial Services — 0.1%
Iron Mountain, Inc.
	8.000% 06/15/20	150,000	144,000
Commercial Services Total			144,000
Food — 0.2%
ConAgra Foods, Inc.
	6.750% 09/15/11	120,000	124,407
Kraft Foods, Inc.
	6.500% 08/11/17	150,000	144,331
Food Total			268,738
Healthcare Products — 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	180,000	178,200
Healthcare Products Total			178,200
Healthcare Services — 0.1%
Community Health Systems, Inc.
	8.875% 07/15/15	140,000	133,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — (continued)
HCA, Inc.
	PIK,
	9.625% 11/15/16	140,000	133,000
Healthcare Services Total			266,000
Household Products/Wares — 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	165,000	149,785
Household Products/Wares Total			149,785
Pharmaceuticals — 0.1%
Wyeth
	5.500% 02/01/14	145,000	143,734
Pharmaceuticals Total			143,734
CONSUMER NON-CYCLICAL TOTAL			1,329,415
ENERGY — 1.2%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	170,000	159,800
Coal Total			159,800
Oil & Gas — 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	125,000	109,274
Chesapeake Energy Corp.
	6.375% 06/15/15	150,000	133,875
KCS Energy, Inc.
	7.125% 04/01/12	155,000	136,400
Nexen, Inc.
	5.875% 03/10/35	150,000	112,311
OPTI Canada, Inc.
	8.250% 12/15/14	145,000	129,775
Talisman Energy, Inc.
	6.250% 02/01/38	150,000	116,502
Valero Energy Corp.
	6.875% 04/15/12	115,000	118,087
Oil & Gas Total			856,224
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	175,000	172,664
Weatherford International Ltd.
	5.150% 03/15/13	100,000	96,305
Oil & Gas Services Total			268,969

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 0.4%
El Paso Corp.
	6.875% 06/15/14	145,000	133,729
MarkWest Energy Partners LP
	8.500% 07/15/16	150,000	141,750
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	175,000	143,347
TEPPCO Partners LP
	7.625% 02/15/12	10,000	10,530
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	225,000	177,994
Pipelines Total			607,350
ENERGY TOTAL			1,892,343
FINANCIALS — 3.1%
Banks — 1.1%
Bank of New York Mellon Corp.
	5.125% 08/27/13	225,000	214,502
Credit Suisse
	6.000% 02/15/18	200,000	174,240
Deutsche Bank AG/London
	4.875% 05/20/13	225,000	214,914
HSBC Capital Funding LP
	9.547% 12/31/49(c)(d)	300,000	275,400
JPMorgan Chase & Co.
	6.000% 01/15/18	250,000	227,968
SunTrust Preferred Capital I
	5.853% 12/15/11(c)	200,000	110,000
USB Capital IX
	6.189% 04/15/49(c)	350,000	171,500
Wachovia Corp.
	4.875% 02/15/14	300,000	184,139
Wells Fargo & Co.
	5.250% 10/23/12	175,000	167,974
Banks Total			1,740,637
Diversified Financial Services — 1.4%
AGFC Capital Trust I
	6.000% 01/15/67(c)(d)	250,000	67,152
American Express Credit Corp.
	5.875% 05/02/13	220,000	202,763

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Capital One Financial Corp.
	5.500% 06/01/15	315,000	258,817
CDX North America High Yield
	8.875% 06/29/13(d)	300,000	268,500
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(d)	575,000	501,515
Ford Motor Credit Co.
	8.000% 12/15/16	210,000	132,778
General Electric Capital Corp.
	5.000% 01/08/16	85,000	71,981
GMAC LLC
	8.000% 11/01/31	185,000	69,796
Goldman Sachs Group, Inc.
	6.345% 02/15/34	285,000	187,265
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(e)	250,000	31,250
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	250,000	234,408
Morgan Stanley
	4.750% 04/01/14	40,000	21,204
	6.750% 04/15/11	210,000	155,424
Nuveen Investments, Inc.
	10.500% 11/15/15(d)	85,000	65,450
Diversified Financial Services Total			2,268,303
Insurance — 0.4%
Chubb Corp.
	5.750% 05/15/18	150,000	139,006
Principal Life Income Funding Trusts
	5.300% 04/24/13	140,000	139,560
Prudential Financial, Inc.
	4.500% 07/15/13	2,000	1,805
	6.000% 12/01/17	150,000	133,710
UnitedHealth Group, Inc.
	5.250% 03/15/11	150,000	149,128
Insurance Total			563,209
Real Estate — 0.0%
ERP Operating LP
	5.200% 04/01/13	1,000	910
Real Estate Total			910

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	159,000	149,100
Simon Property Group LP
	5.750% 12/01/15	150,000	141,762
Real Estate Investment Trusts (REITs) Total			290,862
FINANCIAL TOTAL			4,863,921
INDUSTRIALS — 0.9%
Aerospace & Defense — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	175,000	161,000
United Technologies Corp.
	5.375% 12/15/17	150,000	144,993
Aerospace & Defense Total			305,993
Environmental Control — 0.1%
Allied Waste North America, Inc.
	7.125% 05/15/16	140,000	130,550
Environmental Control Total			130,550
Machinery — 0.1%
Caterpillar Financial Services Corp.
	5.450% 04/15/18	200,000	178,928
Machinery Total			178,928
Machinery-Construction & Mining — 0.1%
Terex Corp.
	8.000% 11/15/17	145,000	131,950
Machinery-Construction & Mining Total			131,950
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc.
	6.300% 05/01/14(d)	150,000	139,500
Miscellaneous Manufacturing Total			139,500
Packaging & Containers — 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	150,000	146,250
Packaging & Containers Total			146,250
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	125,000	114,797
Union Pacific Corp.
	3.875% 02/15/09	25,000	24,635
	6.650% 01/15/11	100,000	103,032

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
United Parcel Service, Inc.
	4.500% 01/15/13	110,000	111,189
Transportation Total			353,653
INDUSTRIALS TOTAL			1,386,824
TECHNOLOGY — 0.3%
Networking Equipment — 0.1%
Cisco Systems, Inc.
	5.250% 02/22/11	185,000	188,854
Networking Equipment Total			188,854
Semiconductors — 0.1%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	225,000	141,750
Semiconductors Total			141,750
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	175,000	159,100
Software Total			159,100
TECHNOLOGY TOTAL			489,704
UTILITIES — 1.3%
Electric — 1.1%
AES Corp.
	7.750% 03/01/14	175,000	162,750
Commonwealth Edison Co.
	5.950% 08/15/16	175,000	165,272
Consolidated Edison Co. of New York
	4.700% 06/15/09	7,000	7,032
	5.850% 04/01/18	160,000	151,902
Energy East Corp.
	6.750% 06/15/12	1,000	1,016
Indiana Michigan Power Co.
	5.650% 12/01/15	250,000	230,885
Intergen NV
	9.000% 06/30/17(d)	180,000	180,000
NiSource Finance Corp.
	5.400% 07/15/14	9,000	8,253
NRG Energy, Inc.
	7.375% 02/01/16	180,000	162,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
NY State Electric & Gas Corp.
	5.750% 05/01/23	1,000	879
Pacific Gas & Electric Co.
	5.800% 03/01/37	170,000	145,008
Progress Energy, Inc.
	7.750% 03/01/31	150,000	154,058
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	4,993
Southern California Edison Co.
	5.000% 01/15/14	200,000	195,676
Texas Competitive Electric Holdings Co.
	PIK,
	10.500% 11/01/16(d)	195,000	165,262
Electric Total			1,734,986
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	125,000	117,625
Sempra Energy
	4.750% 05/15/09	225,000	225,011
Gas Total			342,636
UTILITIES TOTAL			2,077,622

	Total Corporate Fixed-Income Bonds & Notes (cost of $19,906,647)		16,851,308
Collateralized Mortgage Obligations — 4.3%
AGENCY — 2.2%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	160,000	159,903
	4.500% 03/15/21	180,000	179,383
	4.500% 08/15/28	597,000	597,455
	5.000% 12/15/15	5,766	5,760
	6.000% 02/15/28	564,438	577,801
Federal National Mortgage Association
	5.000% 07/25/15	1,500,000	1,505,332
	5.000% 12/25/15	447,908	450,740
AGENCY TOTAL			3,476,374
NON - AGENCY — 2.1%
American Mortgage Trust
	8.445% 09/27/22(c)	7,442	4,510

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Bear Stearns Adjustable Rate Mortgage Trust
	5.509% 02/25/47(c)	652,963	456,077
Countrywide Alternative Loan Trust
	5.250% 03/25/35	54,086	44,159
	5.250% 08/25/35	291,250	271,277
	5.500% 10/25/35	562,224	522,477
JPMorgan Mortgage Trust
	6.043% 10/25/36(c)	612,599	529,415
Lehman Mortgage Trust
	6.500% 01/25/38	564,673	482,972
WaMu Mortgage Pass-Through Certificates
	5.711% 02/25/37(c)	1,108,259	815,836
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	124,301	120,665
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	53,829	46,281
NON-AGENCY TOTAL			3,293,669

	Total Collateralized Mortgage Obligations (cost of $7,581,716)		6,770,043
Government & Agency Obligations — 4.0%
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Province of Ontario
	3.125% 09/08/10	225,000	226,640
Province of Quebec
	5.000% 07/17/09	300,000	305,304
United Mexican States
	7.500% 04/08/33	273,000	298,253
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			830,197
U.S. GOVERNMENT AGENCIES — 0.9%
Federal Home Loan Bank
	5.500% 08/13/14	290,000	305,358
Federal Home Loan Mortgage Corp.
	5.500% 08/23/17	710,000	751,199
	6.750% 03/15/31	20,000	24,501
Federal National Mortgage Association
	5.000% 10/15/11	250,000	261,219

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
	5.375% 08/15/09(f)	40,000	40,760
U.S. GOVERNMENT AGENCIES TOTAL			1,383,037
U.S. GOVERNMENT OBLIGATIONS — 2.6%
U.S. Treasury Bonds
	5.375% 02/15/31	2,918,000	3,315,805
	7.250% 05/15/16	100,000	123,789
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	638,123	663,598
U.S. GOVERNMENT OBLIGATIONS TOTAL			4,103,192

	Total Government & Agency Obligations (cost of $6,252,156)		6,316,426
Commercial Mortgage-Backed Securities — 3.2%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39(c)	32,000	29,645
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(c)	310,000	235,481
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	759,000	740,342
First Union - Chase Commercial Mortgage
	6.645% 06/15/31	392,804	391,901
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	200,000	166,327
	5.447% 06/12/47	358,000	309,729
	5.525% 04/15/43(c)	989,000	804,686
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	120,000	115,880
	6.510% 12/15/26	730,268	734,940
Merrill Lynch Mortgage Trust
	5.416% 11/12/37(c)	310,000	263,965
Morgan Stanley Capital I
	4.970% 12/15/41	73,000	67,362
	5.560% 03/12/44	1,200,000	1,070,967
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	6,653	6,628

	Total Commercial Mortgage-Backed Securities (cost of $5,476,030)		4,937,853

		Par ($)	Value ($)
Asset-Backed Securities — 1.7%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	340,000	308,408
Consumer Funding LLC
	5.430% 04/20/15	510,000	512,387
Ford Credit Auto Owner Trust
	5.470% 06/15/12	500,000	482,177
Franklin Auto Trust
	5.360% 05/20/16	632,000	612,128
Green Tree Financial Corp.
	6.870% 01/15/29	83,477	80,889
USAA Auto Owner Trust
	4.500% 10/15/13	685,000	660,573

	Total Asset-Backed Securities (cost of $2,782,838)		2,656,562

		Shares
Preferred Stocks — 0.2%
FINANCIALS — 0.2%
Insurance — 0.2%
	Unipol Gruppo Finanziario SpA	204,560	344,559
Insurance Total			344,559
FINANCIAL TOTAL			344,559

	Total Preferred Stocks (cost of $615,708)		344,559
Convertible Preferred Stocks — 0.1%
HEALTH CARE — 0.1%
Pharmaceuticals — 0.1%
	Schering-Plough Corp., 6.000%	700	121,114
Pharmaceuticals Total			121,114
HEALTH CARE TOTAL			121,114

	Total Convertible Preferred Stocks (cost of $185,633)		121,114
Convertible Bonds — 0.0%

		Par($)
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
Ford Motor Co.
	4.250% 12/15/36	13,000	8,564
Automobiles Total			8,564
CONSUMER DISCRETIONARY TOTAL			8,564

	Total Convertible Bonds (cost of $13,691)		8,564

		Units	Value ($)
Rights — 0.0%
UTILITIES — 0.0%
Multi-Utilities — 0.0%
Suez Environnement SA
	Expires: 06/22/10	9,235	56,479
Commercial Services & Supplies Total			56,479
INDUSTRIALS TOTAL			56,479

	Total Rights (cost of $65,644)		56,479

		Shares
Purchased Put Options — 0.0%
Agnico Eagle Mines Ltd. October Put
	Strike Price: $60.00 Expire: 10/18/08	400	2,480

	Total Purchased Put Options (cost of $1,772)		2,480

		Par($)
Short-Term Obligation — 5.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by U.S. Government Agency Obligations with various maturities to 07/15/37, market value $9,054,220 (repurchase proceeds $8,860,345)	8,860,000	8,860,000

	Total Short-Term Obligation (cost of $8,860,000)		8,860,000

	Total Investments — 100.2% (cost of $169,940,670)(g)(h)		157,648,718

	Other Assets & Liabilities, Net — (0.2)%		(292,996)

	Net Assets — 100.0%		157,355,722

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

On January 1, 2008 the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments *
Level 1 – Quoted Prices	$82,909,848	$(107,287)
Level 2 – Other Significant Observable Inputs	74,738,870	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$157,648,718	$(107,287)

*Other financial instruments consist of futures contracts and written option contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of January 1, 2008	$645,486	$—
Accretion of discounts/Amortization of Premiums	—	—
Realized loss	(2,156)	—
Change in unrealized depreciation	(88,936)	—
Net sales	(71,422)	—
Transfers out of Level 3	(482,972)	—
Balance as of September 30, 2008	$—	$—

(a)	Non-income producing security.

(b)	Security purchased on a delayed delivery basis.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(d)

Security exempt from registration under Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities, which are not illiquid, amounted to $1,905,329, which represents 1.2% of net assets.

(e)	The issuer has filed for bankruptcy protection under Chapter 11 on September 30, 2008. As a result of this bankruptcy filing, income is no longer being accrued for this security.

(f)	A portion of the security with a market value of $40,760 is pledged as collateral for open futures contracts.

(g)	Cost for federal income tax purposes is $170,026,545.

(h)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,662,706	$(19,040,533)	$(12,377,827)

At September 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index Funds	8	$2,334,800	$2,433,938	Dec-2008	$(99,138)

At September 30, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
2-Year U.S. Treasury Notes	13	$2,774,688	$2,765,739	Dec-2008	$(8,949)

At September 30, 2008, the Fund held the following written call option contracts:

	Strike	Number of	Expiration
Name of Issuer	Price	Contracts	Date	Premium	Value
Agnico Eagle Mines Ltd.	$75	4	11/15/08	$1,128	$800
Total written call options (proceeds $1,128)

For the nine months ended September  30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	6	$2,264
Options written	78	19,908
Options terminated in closing purchase transactions	(51)	(9,138)
Options exercised	—	—
Options expired	(29)	(11,906)
Options outstanding at September 30, 2008	4	$1,128

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind
TBA	To Be Announced

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Mortgage-Backed Securities — 56.7%
Federal Home Loan Mortgage Corp.
	5.500% 08/01/17	53,388	54,264
	5.500% 12/01/17	22,373	22,741
	5.500% 05/01/37	15,925,518	15,856,070
	6.000% 04/01/32	20,046	20,412
	7.000% 06/01/16	9,799	10,348
	7.000% 01/01/26	35,061	37,011
	7.500% 02/01/23	22,579	24,515
	7.500% 05/01/24	5,197	5,649
	10.500% 02/01/19	5,053	5,967
	10.750% 11/01/09	1,030	1,041
	11.250% 10/01/09	218	225
	12.000% 07/01/13	1,858	2,105
	12.000% 07/01/20	25,962	28,030
Federal National Mortgage Association
	5.000% 02/01/36	5,035,727	4,914,746
	5.000% 09/01/37	2,230,317	2,175,341
	5.767% 09/01/37(a)	4,035,034	4,110,274
	6.000% 08/01/22	25,696	26,244
	6.000% 12/01/23	69,167	70,561
	6.000% 02/01/24	76,904	78,586
	6.000% 03/01/24	16,706	17,072
	6.000% 11/01/37	6,065,512	6,150,266
	6.500% 03/01/09	178	181
	6.500% 11/01/23	12,857	13,334
	6.500% 01/01/24	22,996	23,845
	6.500% 08/01/25	39,097	40,519
	6.500% 12/01/25	8,424	8,730
	6.500% 01/01/26	7,294	7,559
	6.500% 10/01/28	941,369	975,021
	6.500% 08/01/31	4,233	4,378
	6.500% 11/01/37	7,270,841	7,463,323
	7.000% 07/01/11	40,333	42,155
	7.000% 03/01/15	8,071	8,514
	7.000% 03/01/29	91,616	96,399
	7.500% 11/01/29	68,619	74,256
	8.500% 05/01/30	173,681	191,369
	9.000% 05/01/12	2,907	3,035
	9.000% 05/01/20	6,111	6,546
	10.000% 03/01/16	5,556	5,772

1

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	12.250% 09/01/12	9,292	10,177
	TBA:
	5.000% 10/14/38(b)	8,325,000	8,111,672
	5.500% 10/14/38(b)	8,500,000	8,476,098
Government National Mortgage Association
	5.625% 07/20/22(a)	18,583	18,813
	5.625% 07/20/25(a)	31,135	31,519
	6.000% 03/15/29	548,603	559,255
	6.000% 04/15/29	98,050	99,954
	6.000% 05/15/29	121,306	123,662
	6.000% 06/15/29	203,246	207,193
	6.000% 08/15/29	65,013	66,275
	6.500% 10/15/13	16,926	17,657
	6.500% 07/15/24	41,656	42,907
	6.500% 03/15/28	754,387	777,458
	7.000% 09/15/29	23,684	24,955
	7.500% 10/15/27	8,632	9,319
	7.500% 09/15/29	9,405	10,142
	8.500% 04/15/30	443	487
	9.000% 06/15/16	10,337	11,300
	9.000% 11/15/16	2,306	2,521
	9.000% 01/15/17	1,809	1,984
	9.000% 03/15/17	8,734	9,575
	9.000% 01/15/20	5,083	5,588
	9.500% 06/15/09	105	108
	9.500% 07/15/09	359	370
	9.500% 08/15/09	420	433
	9.500% 09/15/09	2,968	3,056
	9.500% 10/15/09	5,996	6,167
	9.500% 11/15/09	2,287	2,354
	9.500% 12/15/09	711	731
	9.500% 11/15/10	950	996
	9.500% 08/15/17	198,176	218,169
	9.500% 08/15/22	2,137	2,400
	10.000% 11/15/09	3,122	3,219
	10.000% 06/15/10	42	44
	10.000% 10/15/10	1,243	1,314
	10.000% 11/15/19	6,927	7,911
	11.500% 04/15/13	22,000	24,859

2

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	11.500% 05/15/13	12,237	13,827

	Total Mortgage-Backed Securities (cost of $60,929,480)		61,480,873
Government & Agency Obligations — 41.5%
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Inter-American Development Bank
	8.875% 06/01/09	125,000	129,497
Province of Manitoba
	5.500% 10/01/08	50,000	50,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			179,497
U.S. GOVERNMENT AGENCIES — 24.8%
AID-Israel
	5.500% 04/26/24	2,000,000	2,167,080
Federal Home Loan Bank
	4.625% 02/18/11(c)	16,000,000	16,427,264
	5.375% 07/17/09	2,000,000	2,034,152
Federal Home Loan Mortgage Corp.
	4.875% 06/13/18(c)	5,500,000	5,574,338
	5.875% 03/21/11(c)	180,000	187,178
	6.250% 07/15/32(c)	100,000	116,433
	6.750% 03/15/31(c)	265,000	324,643
U.S. GOVERNMENT AGENCIES TOTAL			26,831,088
U.S. GOVERNMENT OBLIGATIONS — 16.5%
U.S. Treasury Bonds
	5.250% 11/15/28(c)	2,200,000	2,437,360
	5.500% 08/15/28(c)	760,000	865,628
	6.875% 08/15/25(c)(d)	2,112,000	2,725,306
	7.125% 02/15/23	793,000	1,023,342
U.S. Treasury Notes
	3.125% 09/30/13	3,000,000	3,020,625
	4.375% 12/15/10(c)	605,000	635,865
	5.000% 02/15/11(c)	5,280,000	5,646,300
	6.000% 08/15/09	1,510,000	1,562,732
U.S. GOVERNMENT OBLIGATIONS TOTAL			17,917,158

	Total Government & Agency Obligations (cost of $44,029,770)		44,927,743
Asset-Backed Securities — 3.8%
Chase Funding Mortgage Loan
	6.448% 09/25/30(a)	588,250	304,048
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	300,000	199,556

3

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
JPMorgan Mortgage Acquisition Corp.
	5.784% 01/25/37	1,060,000	648,155
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(e)	1,000,000	815,104
Mid-State Trust
	7.340% 07/01/35	654,199	613,733
Small Business Administration
	5.360% 11/01/26	899,576	895,273
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	700,000	653,383

	Total Asset-Backed Securities (cost of $5,212,214)		4,129,252
Collateralized Mortgage Obligations — 2.4%
AGENCY — 1.5%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	1,555,000	1,589,562
Federal National Mortgage Association
	9.250% 03/25/18	28,553	30,859
AGENCY TOTAL			1,620,421
NON - AGENCY — 0.9%
American Mortgage Trust
	8.445% 09/27/22	2,811	1,704
Citicorp Mortgage Securities, Inc.
	10.000% 08/25/17	4,349	4,340
Comfed Savings Bank
	6.557% 01/25/18(a)(f)	11,185	559
First Horizon Asset Securities, Inc.
	5.378% 11/25/33(a)	822,440	527,105
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(a)(g)	378,233	370,869
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	230,000	10,206
NON-AGENCY TOTAL			914,783

	Total Collateralized Mortgage Obligations (cost of $2,972,999)		2,535,204
Commercial Mortgage-Backed Securities — 1.0%
JPMorgan Commercial Mortgage Finance Corp.
	7.400% 07/15/31(a)	1,059,090	1,059,611

4

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Structured Asset Securities Corp.
	I.O.,
	2.148% 02/25/28(a)	767,473	38

	Total Commercial Mortgage-Backed Securities (cost of $1,142,647)		1,059,649
Corporate Fixed-Income Bonds & Notes — 0.4%
FINANCIALS — 0.3%
Banks — 0.2%
Bank of America Corp.
	4.875% 01/15/13(e)	175,000	160,414
Sovereign Bank
	5.125% 03/15/13	100,000	57,527
Banks Total			217,941
Diversified Financial Services — 0.1%
JPMorgan Chase & Co.
	7.875% 06/15/10	125,000	127,479
Diversified Financial Services Total			127,479
FINANCIAL TOTAL			345,420
UTILITIES — 0.1%
Electric — 0.1%
Hydro Quebec
	8.500% 12/01/29	75,000	105,450
Electric Total			105,450
UTILITIES TOTAL			105,450

	Total Corporate Fixed-Income Bonds & Notes (cost of $496,322)		450,870

		Shares
Securities Lending Collateral — 22.5%

	State Street Navigator Securities Lending Prime Portfolio (h) (7 day yield of 2.719%)	24,421,371	24,421,371

	Total Securities Lending Collateral (cost of $24,421,371)		24,421,371

		Par ($)
Short-Term Obligation — 7.3%

	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 06/04/12, market value $8,093,702 (repurchase proceeds $7,932,308)	7,932,000	7,932,000

	Total Short-Term Obligation (cost of $7,932,000)		7,932,000

	Total Investments — 135.6% (cost of $147,136,803)(i)(j)		146,936,962

	Obligation to Return Collateral for Securities Loaned — (22.5)%		(24,421,371)

	Other Assets & Liabilities, Net — (13.1)%		(14,168,308)

	Net Assets — 100.0%		108,347,283

5

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser qualify, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	•		Level 1 – quoted prices in active markets for identical securities
	•		Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•		Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$42,338,529	$(34,302)
	Level 2 – Other Significant Observable Inputs	104,597,874	—
	Level 3 – Significant Unobservable Inputs	559	—
	Total	$146,936,962	$(34,302)

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

6

	The following table reconciles asset balances for the nine month period ending September 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of January 1, 2008	$390,589	$
	Accretion of Discounts/Amortization of Premiums	—	—
	Realized loss	(483,103)	—
	Change in unrealized appreciation	167,134	—
	Net sales	(63,856)	—
	Transfers in or out of Level 3	(10,205)	—
	Balance as of September 30, 2008	$559	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(b)	Security purchased on a delayed delivery basis.

(c)	All or a portion of this security was on loan at September 30, 2008. The total market value of securities on loan at September 30, 2008 is $22,735,527.

(d)	A portion of this security with a market value of $270,982 is pledged as collateral for open futures contracts.

(e)	Investments in affiliates during the nine months ended September 30, 2008:

	Security name: Bank of America Corp., 4.875% 01/15/13

	Par as of 12/31/07:		$175,000
	Par purchased:		—
	Par sold:		—
	Par as of 09/30/08:		$175,000
	Interest income earned:		$6,398
	Value at end of period:		$160,414

	Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

	Par as of 12/31/07:		$1,000,000
	Par purchased:		—
	Par sold:		—
	Par as of 09/30/08:		$1,000,000
	Interest income earned:		$33,375
	Value at end of period:		$815,104

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)

Security exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of this security, which is not illiquid amounted to $370,869 which represents 0.3% of net assets.

(h)	Investment made with cash collateral received from securities lending activity.

(i)	Cost for federal income tax purposes is $147,580,442.

(j)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,489,472	$(2,132,952)	$(643,480)

7

At September 30, 2008 the Fund held the following open short futures contracts:

					Unrealized
	Number of		Aggregate Face	Expiration	Appreciation
Type	Contracts	Value	Value	Date	(Depreciation)
U.S. Treasury Bond	25	$2,929,297	$2,948,356	Dec-2008	$19,059
2-Year U.S. Treasury Notes	26	5,549,375	5,517,197	Dec-2008	(32,178)
					$(13,119)

At September 30, 2008 the Fund held the following open long futures contracts:

					Unrealized
	Number of		Aggregate Face	Expiration	Appreciation
Type	Contracts	Value	Value	Date	(Depreciation)
5-Year U.S. Treasury Notes	25	$2,805,859	$2,799,081	Dec-2008	$6,778
10-Year U.S. Treasury Notes	29	3,324,125	3,352,086	Dec-2008	(27,961)
					$(21,183)

Acronym	Name

I.O.	Interest only
TBA	To Be Announced

8

INVESTMENT PORTFOLIO
September 30, 2008 (Unaudited)	Columbia International Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 93.3%
CONSUMER DISCRETIONARY — 7.8%
Auto Components — 0.3%
	Denso Corp.	3,600	88,416
Auto Components Total			88,416
Automobiles — 1.5%
	Dongfeng Motor Group Co., Ltd., Class H	490,000	181,115
	Honda Motor Co., Ltd.	4,300	127,712
	Toyota Motor Corp.	3,200	135,863
Automobiles Total			444,690
Distributors — 0.5%
	Inchcape PLC	49,073	166,129
Distributors Total			166,129
Diversified Consumer Services — 0.8%
	Benesse Corp.	5,900	240,824
Diversified Consumer Services Total			240,824
Hotels, Restaurants & Leisure — 1.0%
	Kangwon Land, Inc.	8,060	97,619
	Paddy Power PLC	11,483	199,890
Hotels, Restaurants & Leisure Total			297,509
Household Durables — 1.5%
	JM AB	18,100	148,005
	Matsushita Electric Industrial Co., Ltd.	18,000	312,392
Household Durables Total			460,397
Leisure Equipment & Products — 0.4%
	Nikon Corp.	5,000	118,853
Leisure Equipment & Products Total			118,853
Media — 1.4%
	Vivendi	13,237	414,226
Media Total			414,226
Textiles, Apparel & Luxury Goods — 0.4%
	Polo Ralph Lauren Corp.	1,763	117,486
Textiles, Apparel & Luxury Goods Total			117,486
CONSUMER DISCRETIONARY TOTAL			2,348,530
CONSUMER STAPLES — 8.0%
Beverages — 1.5%
	Fomento Economico Mexicano SAB de CV, ADR	7,151	272,739
	Heineken NV	4,054	163,367
Beverages Total			436,106

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 1.3%
	Seven & I Holdings Co., Ltd.	13,700	394,318
Food & Staples Retailing Total			394,318
Food Products — 2.8%
	China Milk Products Group Ltd.	316,000	131,480
	Nestle SA, Registered Shares	8,310	359,425
	Toyo Suisan Kaisha Ltd.	8,000	202,801
	Unilever PLC	5,597	151,936
Food Products Total			845,642
Household Products — 0.6%
	Unicharm Corp.	2,500	191,771
Household Products Total			191,771
Personal Products — 0.8%
	Shiseido Co., Ltd.	11,000	246,381
Personal Products Total			246,381
Tobacco — 1.0%
	British American Tobacco PLC	6,418	209,710
	Japan Tobacco, Inc.	25	94,121
Tobacco Total			303,831
CONSUMER STAPLES TOTAL			2,418,049
ENERGY — 7.7%
Energy Equipment & Services — 1.1%
	Noble Corp.	3,677	161,420
	Technip SA	2,833	159,148
Energy Equipment & Services Total			320,568
Oil, Gas & Consumable Fuels — 6.6%
	BG Group PLC	14,912	270,190
	BP PLC	53,523	445,568
	Centennial Coal Co., Ltd.	44,189	132,335
	PetroChina Co., Ltd., Class H	246,000	260,031
	Royal Dutch Shell PLC, Class B	9,289	263,524
	StatoilHydro ASA	11,200	266,998
	Total SA	3,475	209,650

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Yanzhou Coal Mining Co., Ltd., Class H	154,000	160,904
Oil, Gas & Consumable Fuels Total			2,009,200
ENERGY TOTAL			2,329,768
FINANCIALS — 25.0%
Capital Markets — 2.7%
	Credit Suisse Group AG, Registered Shares	3,954	188,255
	Deutsche Bank AG, Registered Shares	4,666	331,975
	Goldman Sachs Group, Inc. (a)	1,074	137,472
	State Street Corp. (a)	2,923	166,260
Capital Markets Total			823,962
Commercial Banks — 13.0%
	Australia & New Zealand Banking Group Ltd.	10,355	160,114
	Banco Bilbao Vizcaya Argentaria SA	28,778	466,523
	Banco Santander SA	39,837	603,035
	Barclays PLC	44,461	270,091
	BNP Paribas	4,232	406,836
	DBS Group Holdings Ltd.	18,000	212,815
	HSBC Holdings PLC	27,615	447,221
	Industrial & Commercial Bank of China, Class H	201,000	119,729
	Lloyds TSB Group PLC	45,862	190,775
	Mizuho Financial Group, Inc.	75	329,051
	Royal Bank of Scotland Group PLC	18,984	62,885
	Sumitomo Trust & Banking Co., Ltd.	20,000	132,682
	Swedbank AB, Class A	10,700	141,064
	Uniao de Bancos Brasileiros SA, GDR	1,228	123,930
	United Overseas Bank Ltd.	9,000	106,603
	Yamaguchi Financial Group, Inc.	13,000	156,255
Commercial Banks Total			3,929,609
Consumer Finance — 0.5%
	ORIX Corp.	1,190	147,162
Consumer Finance Total			147,162
Diversified Financial Services — 1.4%
	Fortis	9,209	57,885
	ING Groep NV	16,401	356,774
Diversified Financial Services Total			414,659
Insurance — 5.3%
	Aviva PLC	20,225	175,906
	Axis Capital Holdings Ltd.	9,486	300,801

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Baloise Holding AG, Registered Shares	4,163	284,083
	Brit Insurance Holdings PLC	83,013	268,612
	Swiss Reinsurance, Registered Shares	6,398	357,325
	Zurich Financial Services AG, Registered Shares	724	200,688
Insurance Total			1,587,415
Real Estate Management & Development — 2.1%
	Emaar Properties PJSC	89,735	183,225
	Hongkong Land Holdings Ltd.	79,000	237,414
	Swire Pacific Ltd., Class A	24,500	215,951
Real Estate Management & Development Total			636,590
FINANCIALS TOTAL			7,539,397
HEALTH CARE — 9.1%
Biotechnology — 0.5%
	Amgen, Inc. (b)	2,157	127,846
Biotechnology Total			127,846
Pharmaceuticals — 8.6%
	Astellas Pharma, Inc.	5,800	243,697
	Biovail Corp.	22,905	223,782
	Daiichi Sankyo Co., Ltd.	7,600	194,011
	Merck & Co., Inc.	3,911	123,431
	Novartis AG, Registered Shares	11,356	593,980
	Roche Holding AG, Genusschein Shares	3,967	618,403
	Sanofi-Aventis	1,595	104,842
	Takeda Pharmaceutical Co., Ltd.	6,200	312,250
	Teva Pharmaceutical Industries Ltd., ADR	4,030	184,534
Pharmaceuticals Total			2,598,930
HEALTH CARE TOTAL			2,726,776
INDUSTRIALS — 10.9%
Aerospace & Defense — 0.5%
	MTU Aero Engines Holding AG	5,193	144,108
Aerospace & Defense Total			144,108
Construction & Engineering — 0.6%
	Outotec Oyj	7,239	195,463
Construction & Engineering Total			195,463

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 3.2%
	ABB Ltd., Registered Shares (b)	20,784	398,734
	Gamesa Corp. Tecnologica SA	5,569	191,306
	Harbin Power Equipment Co., Ltd., Class H	128,000	91,432
	Mitsubishi Electric Corp.	27,000	181,933
	Vestas Wind Systems A/S (b)	1,315	114,476
Electrical Equipment Total			977,881
Industrial Conglomerates — 1.9%
	Keppel Corp. Ltd.	48,000	266,527
	Siemens AG, Registered Shares	3,122	293,014
Industrial Conglomerates Total			559,541
Machinery — 3.0%
	Georg Fischer AG, Registered Shares (b)	486	174,834
	Gildemeister AG	4,969	84,090
	Glory Ltd.	13,600	310,652
	Komatsu Ltd.	6,200	100,358
	SKF AB, Class B	17,200	220,587
Machinery Total			890,521
Marine — 0.3%
	U-Ming Marine Transport Corp.	62,000	89,686
Marine Total			89,686
Road & Rail — 0.3%
	Central Japan Railway Co.	10	94,380
Road & Rail Total			94,380
Trading Companies & Distributors — 1.1%
	ITOCHU Corp.	30,000	181,346
	Mitsubishi Corp.	7,700	160,235
Trading Companies & Distributors Total			341,581
INDUSTRIALS TOTAL			3,293,161
INFORMATION TECHNOLOGY — 4.9%
Communications Equipment — 1.4%
	Nokia Oyj	22,217	414,185
Communications Equipment Total			414,185
Electronic Equipment, Instruments & Components — 0.6%
	FUJIFILM Holdings Corp.	7,200	186,594
Electronic Equipment, Instruments & Components Total			186,594
IT Services — 0.3%
	Computershare Ltd.	13,007	97,812
IT Services Total			97,812

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Office Electronics — 1.1%
	Canon, Inc.	8,500	317,790
Office Electronics Total			317,790
Semiconductors & Semiconductor Equipment — 0.4%
	Verigy Ltd. (a)(b)	7,831	127,489
Semiconductors & Semiconductor Equipment Total			127,489
Software — 1.1%
	Nintendo Co., Ltd.	800	333,028
Software Total			333,028
INFORMATION TECHNOLOGY TOTAL			1,476,898
MATERIALS — 8.8%
Chemicals — 3.0%
	BASF SE	8,671	415,564
	Linde AG	3,189	341,991
	Potash Corp. of Saskatchewan	1,100	142,605
Chemicals Total			900,160
Construction Materials — 0.8%
	Ciments Francais SA	2,379	247,801
Construction Materials Total			247,801
Metals & Mining — 5.0%
	Anglo American PLC	5,482	183,271
	BHP Biliton PLC	17,944	405,901
	Freeport-McMoRan Copper & Gold, Inc.	1,372	77,998
	Norsk Hydro ASA	17,200	116,167
	Rio Tinto PLC	2,752	171,232
	Salzgitter AG	2,052	207,289
	Xstrata PLC	1,931	59,773
	Yamato Kogyo Co., Ltd.	8,100	280,553
Metals & Mining Total			1,502,184
MATERIALS TOTAL			2,650,145
TELECOMMUNICATION SERVICES — 6.4%
Diversified Telecommunication Services — 5.0%
	Bezeq Israeli Telecommunication Corp., Ltd.	185,459	331,116
	France Telecom SA	9,473	265,282
	Nippon Telegraph & Telephone Corp.	78	347,425
	Telefonica O2 Czech Republic AS	12,054	280,244
	Telekomunikacja Polska SA	30,660	293,345
Diversified Telecommunication Services Total			1,517,412

6

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 1.4%
	China Mobile Ltd.	8,500	85,106
	Mobile TeleSystems OJSC, ADR	2,929	164,053
	Vodafone Group PLC	78,307	172,996
Wireless Telecommunication Services Total			422,155
TELECOMMUNICATION SERVICES TOTAL			1,939,567
UTILITIES — 4.7%
Electric Utilities — 2.9%
	E.ON AG	12,033	609,391
	Iberdrola SA	25,705	262,741
Electric Utilities Total			872,132
Multi-Utilities — 1.8%
	Centrica PLC	37,878	211,974
	United Utilities Group PLC	27,194	336,451
Multi-Utilities Total			548,425
UTILITIES TOTAL			1,420,557

	Total Common Stocks (cost of $31,904,522)		28,142,848
Investment Companies — 3.2%
	iShares MSCI Brazil Index Fund	1,658	93,793
	iShares MSCI EAFE Index Fund	15,328	862,966

	Total Investment Companies (cost of $998,416)		956,759
Preferred Stocks — 0.6%
CONSUMER STAPLES — 0.2%
	Sadia SA	16,000	47,927
CONSUMER STAPLES TOTAL			47,927
UTILITIES — 0.4%
	Cia Energetica de Minas Gerais	6,700	132,387
UTILITIES TOTAL			132,387

	Total Preferred Stocks (cost of $280,986)		180,314
Purchased Put Option — 0.1%
	CBOE SPX VOLATILITY INDEX Strike Price: $25.00 Expiring: November 2008	12,200	20,130

	Total Purchased Put Option (cost of $35,149)		20,130

7

Total Investments — 97.2% (cost of $33,219,073)(c)(d)	$29,300,051

Other Assets & Liabilities, Net — 2.8%	854,849

Net Assets — 100.0%	$30,154,900

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

8

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$3,846,464	$3,840
Level 2 – Other Significant Observable Inputs	25,453,587	54,534
Level 3 – Significant Unobservable Inputs	—	—
Total	$29,300,051	$58,374

*Other financial instruments consist of written option contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of January 1, 2008	$1,453	$—
Accretion of Discounts/Amortization of Premiums	—	—
Realized loss	(51)	—
Change in unrealized appreciation	39
Net sales	(1,441)
Transfers in or out of Level 3	—
Balance as of September 30, 2008	$—	$—

(a)	All or a portion of this security is pledged as collateral for open written option contracts. The total market value of securities pledged as collateral at September 30, 2008 is $419,936.

(b)	Non-income producing security.

(c)	Cost for federal income tax purposes is $33,219,073.

(d)	Unrealized appreciation and depreciation at September 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$2,357,921	$(6,276,943)	$(3,919,022)

At September 30, 2008 the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Verigy Ltd	$20	78	10/18/2008	$702	$780
State Street Corporation	70	29	10/18/2008	992	2,610
Goldman Sachs Group, Inc.	170	10	10/18/2008	591	450
Total written call options (proceeds $2,285)					$3,840

For the nine months ended September 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	—	$—
Options written	349	19,137
Options terminated in closing purchase transactions	(37)	(2,585)
Options exercised	(3)	(996)
Options expired	(192)	(13,271)
Options outstanding at September 30, 2008	117	$2,285

9

At September 30, 2008 the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,636,145	$1,632,061	12/17/08	$4,084
CZK	30,722	32,155	12/17/08	(1,433)
DKK	134,112	131,599	12/17/08	2,513
EUR	3,013,954	2,951,322	12/17/08	62,632
GBP	1,691,758	1,652,019	12/17/08	39,739
JPY	338,068	335,608	12/17/08	2,460
SEK	122,436	128,145	12/17/08	(5,709)
				$104,286

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	$92,617	$92,292	12/17/08	$(325)
CAD	402,203	400,544	12/17/08	(1,659)
CHF	1,008,998	987,654	12/17/08	(21,344)
CZK	366,707	361,133	12/18/08	(5,574)
EUR	298,006	302,152	12/17/08	4,146
ILS	380,338	362,347	12/17/08	(17,991)
KRW	90,589	97,250	12/17/08	6,661
NOK	130,111	130,435	12/17/08	324
PLN	368,231	357,430	12/17/08	(10,801)
RUB	199,466	196,952	12/17/08	(2,514)
SEK	326,110	327,360	12/17/08	1,250
SGD	363,913	361,755	12/17/08	(2,158)
TWD	165,236	165,469	12/17/08	233
				$(49,752)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

10

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 9.2%
Diversified Consumer Services — 0.5%
	Apollo Group, Inc., Class A (a)	5,700	338,010
Diversified Consumer Services Total			338,010
Hotels, Restaurants & Leisure — 0.9%
	McDonald’s Corp.	10,500	647,850
Hotels, Restaurants & Leisure Total			647,850
Media — 2.3%
	Comcast Corp., Class A	38,000	745,940
	DIRECTV Group, Inc. (a)	23,800	622,846
	McGraw-Hill Companies, Inc.	8,500	268,685
Media Total			1,637,471
Multiline Retail — 0.8%
	Kohl’s Corp. (a)	12,200	562,176
Multiline Retail Total			562,176
Specialty Retail — 3.6%
	Best Buy Co., Inc.	12,900	483,750
	Dick’s Sporting Goods, Inc. (a)	15,800	309,364
	Lowe’s Companies, Inc.	15,500	367,195
	Staples, Inc.	42,500	956,250
	Urban Outfitters, Inc. (a)	16,700	532,229
Specialty Retail Total			2,648,788
Textiles, Apparel & Luxury Goods — 1.1%
	NIKE, Inc., Class B	6,300	421,470
	Polo Ralph Lauren Corp.	5,800	386,512
Textiles, Apparel & Luxury Goods Total			807,982
CONSUMER DISCRETIONARY TOTAL			6,642,277
CONSUMER STAPLES — 12.6%
Beverages — 3.1%
	Coca-Cola Co.	18,300	967,704
	PepsiCo, Inc.	17,900	1,275,733
Beverages Total			2,243,437
Food & Staples Retailing — 3.5%
	BJ’s Wholesale Club, Inc. (a)	9,300	361,398
	CVS Caremark Corp.	16,800	565,488
	Kroger Co.	23,600	648,528
	Wal-Mart Stores, Inc.	16,700	1,000,163
Food & Staples Retailing Total			2,575,577

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.4%
	Cadbury PLC, ADR	935	38,279
	General Mills, Inc.	6,300	432,936
	H.J. Heinz Co.	10,700	534,679
Food Products Total			1,005,894
Household Products — 2.4%
	Kimberly-Clark Corp.	7,500	486,300
	Procter & Gamble Co.	18,100	1,261,389
Household Products Total			1,747,689
Personal Products — 0.7%
	Avon Products, Inc.	12,100	502,997
Personal Products Total			502,997
Tobacco — 1.5%
	Philip Morris International, Inc.	22,300	1,072,630
Tobacco Total			1,072,630
CONSUMER STAPLES TOTAL			9,148,224
ENERGY — 9.6%
Energy Equipment & Services — 5.1%
	Halliburton Co.	15,400	498,806
	Nabors Industries Ltd. (a)	17,900	446,068
	Schlumberger Ltd.	16,400	1,280,676
	Transocean, Inc. (a)	8,686	954,070
	Weatherford International Ltd. (a)	21,400	537,996
Energy Equipment & Services Total			3,717,616
Oil, Gas & Consumable Fuels — 4.5%
	Devon Energy Corp.	8,700	793,440
	El Paso Corp.	50,000	638,000
	Hess Corp.	6,600	541,728
	Occidental Petroleum Corp.	10,000	704,500
	Petroleo Brasileiro SA, ADR	5,011	220,233
	Ultra Petroleum Corp. (a)	6,300	348,642
Oil, Gas & Consumable Fuels Total			3,246,543
ENERGY TOTAL			6,964,159
FINANCIALS — 3.7%
Capital Markets — 2.5%
	Goldman Sachs Group, Inc.	3,700	473,600
	Janus Capital Group, Inc.	23,000	558,440
	TD Ameritrade Holding Corp. (a)	20,700	335,340
	Waddell & Reed Financial, Inc., Class A	18,800	465,300
Capital Markets Total			1,832,680

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 1.2%
	IntercontinentalExchange, Inc. (a)	2,900	233,972
	JPMorgan Chase & Co.	12,800	597,760
Diversified Financial Services Total			831,732
FINANCIALS TOTAL			2,664,412
HEALTH CARE — 14.8%
Biotechnology — 3.5%
	Amgen, Inc. (a)	6,400	379,328
	Celgene Corp. (a)	10,500	664,440
	Genentech, Inc. (a)	5,400	478,872
	Genzyme Corp. (a)	7,600	614,764
	Gilead Sciences, Inc. (a)	8,200	373,756
Biotechnology Total			2,511,160
Health Care Equipment & Supplies — 2.2%
	Baxter International, Inc.	7,800	511,914
	Covidien Ltd.	8,100	435,456
	Medtronic, Inc.	13,400	671,340
Health Care Equipment & Supplies Total			1,618,710
Health Care Providers & Services — 2.6%
	Express Scripts, Inc. (a)	5,900	435,538
	Humana, Inc. (a)	12,800	527,360
	Medco Health Solutions, Inc. (a)	20,800	936,000
Health Care Providers & Services Total			1,898,898
Life Sciences Tools & Services — 1.6%
	Covance, Inc. (a)	5,200	459,732
	Thermo Fisher Scientific, Inc. (a)	12,820	705,100
Life Sciences Tools & Services Total			1,164,832
Pharmaceuticals — 4.9%
	Abbott Laboratories	20,400	1,174,632
	Johnson & Johnson	16,600	1,150,048
	Schering-Plough Corp.	32,800	605,816
	Teva Pharmaceutical Industries Ltd., ADR	12,600	576,954
Pharmaceuticals Total			3,507,450
HEALTH CARE TOTAL			10,701,050
INDUSTRIALS — 12.3%
Aerospace & Defense — 3.1%
	Honeywell International, Inc.	17,075	709,466
	Lockheed Martin Corp.	5,500	603,185
	Raytheon Co.	17,700	947,127
Aerospace & Defense Total			2,259,778

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.8%
	FedEx Corp.	7,000	553,280
Air Freight & Logistics Total			553,280
Commercial Services & Supplies — 1.3%
	Dun & Bradstreet Corp.	4,400	415,184
	Waste Management, Inc.	15,700	494,393
Commercial Services & Supplies Total			909,577
Construction & Engineering — 0.9%
	Quanta Services, Inc. (a)	24,600	664,446
Construction & Engineering Total			664,446
Electrical Equipment — 1.2%
	Cooper Industries Ltd., Class A	16,200	647,190
	First Solar, Inc. (a)	1,350	255,029
Electrical Equipment Total			902,219
Machinery — 2.6%
	Caterpillar, Inc.	8,300	494,680
	Illinois Tool Works, Inc.	13,900	617,855
	SPX Corp.	9,900	762,300
Machinery Total			1,874,835
Road & Rail — 1.6%
	Union Pacific Corp.	16,000	1,138,560
Road & Rail Total			1,138,560
Trading Companies & Distributors — 0.8%
	W.W. Grainger, Inc.	6,800	591,396
Trading Companies & Distributors Total			591,396
INDUSTRIALS TOTAL			8,894,091
INFORMATION TECHNOLOGY — 30.5%
Communications Equipment — 5.6%
	Cisco Systems, Inc. (a)	74,750	1,686,360
	Corning, Inc.	23,000	359,720
	QUALCOMM, Inc.	46,600	2,002,402
Communications Equipment Total			4,048,482
Computers & Peripherals — 7.0%
	Apple, Inc. (a)	10,300	1,170,698
	EMC Corp. (a)	52,200	624,312
	Hewlett-Packard Co.	33,400	1,544,416
	International Business Machines Corp.	14,800	1,731,008
Computers & Peripherals Total			5,070,434

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 0.6%
	FLIR Systems, Inc. (a)	11,300	434,146
Electronic Equipment, Instruments & Components Total			434,146
Internet Software & Services — 2.6%
	Equinix, Inc. (a)	6,800	472,328
	Google, Inc., Class A (a)	3,422	1,370,579
Internet Software & Services Total			1,842,907
IT Services — 2.3%
	Accenture Ltd., Class A	18,400	699,200
	MasterCard, Inc., Class A	2,100	372,393
	Visa, Inc., Class A	10,000	613,900
IT Services Total			1,685,493
Semiconductors & Semiconductor Equipment — 3.5%
	Broadcom Corp., Class A (a)	22,700	422,901
	Intel Corp.	62,600	1,172,498
	Lam Research Corp. (a)	17,400	547,926
	Microchip Technology, Inc.	14,300	420,849
Semiconductors & Semiconductor Equipment Total			2,564,174
Software — 8.9%
	Activision Blizzard, Inc. (a)	56,100	865,623
	Adobe Systems, Inc. (a)	19,900	785,453
	BMC Software, Inc. (a)	17,400	498,162
	Microsoft Corp.	86,650	2,312,689
	Oracle Corp. (a)	80,200	1,628,862
	Salesforce.com, Inc. (a)	6,800	329,120
Software Total			6,419,909
INFORMATION TECHNOLOGY TOTAL			22,065,545
MATERIALS — 2.7%
Chemicals — 1.7%
	Monsanto Co.	6,992	692,068
	Praxair, Inc.	7,500	538,050
Chemicals Total			1,230,118

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.0%
	Freeport-McMoRan Copper & Gold, Inc.	8,700	494,595
	Goldcorp, Inc.	6,300	199,269
Metals & Mining Total			693,864
MATERIALS TOTAL			1,923,982
TELECOMMUNICATION SERVICES — 0.9%
Wireless Telecommunication Services — 0.9%
	NII Holdings, Inc. (a)	17,300	656,016
Wireless Telecommunication Services Total			656,016
TELECOMMUNICATION SERVICES TOTAL			656,016
UTILITIES — 1.1%
Electric Utilities — 1.1%
	Entergy Corp.	8,700	774,387
Electric Utilities Total			774,387
UTILITIES TOTAL			774,387

	Total Common Stocks (cost of $78,506,023)		70,434,143

		Par ($)
Short-Term Obligation — 2.0%

	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 0.200%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $1,497,531 (repurchase proceeds $1,467,008)	1,467,000	1,467,000

	Total Short-Term Obligation (cost of $1,467,000)		1,467,000

	Total Investments — 99.4% (cost of $79,973,023)(b)(c)		71,901,143

	Other Assets & Liabilities, Net — 0.6%		409,770

	Net Assets — 100.0%		72,310,913

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008 the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008 in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$70,434,143	$—
Level 2 – Other Significant Observable Inputs	1,467,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$71,901,143	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $79,973,023.

(c)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,849,290	$(9,921,170)	$(8,071,880)

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY— 7.6%
Hotels, Restaurants & Leisure — 2.6%
	Carnival Corp.	61,300	2,166,955
	McDonald’s Corp.	25,505	1,573,659
Hotels, Restaurants & Leisure Total			3,740,614
Multiline Retail — 2.2%
	Kohl’s Corp. (a)	36,900	1,700,352
	Macy’s, Inc.	83,300	1,497,734
Multiline Retail Total			3,198,086
Specialty Retail — 1.2%
	Lowe’s Companies, Inc.	76,300	1,807,547
Specialty Retail Total			1,807,547
Textiles, Apparel & Luxury Goods — 1.6%
	V.F. Corp.	30,100	2,327,031
Textiles, Apparel & Luxury Goods Total			2,327,031
CONSUMER DISCRETIONARY TOTAL			11,073,278
CONSUMER STAPLES — 12.0%
Beverages — 1.8%
	Anheuser-Busch Companies, Inc.	12,900	836,952
	Diageo PLC, ADR	26,357	1,814,943
Beverages Total			2,651,895
Food & Staples Retailing — 1.9%
	Sysco Corp.	50,100	1,544,583
	Wal-Mart Stores, Inc.	20,800	1,245,712
Food & Staples Retailing Total			2,790,295
Food Products — 2.1%
	ConAgra Foods, Inc.	99,100	1,928,486
	Smithfield Foods, Inc. (a)	26,500	420,820
	Tyson Foods, Inc., Class A	53,800	642,372
Food Products Total			2,991,678
Household Products — 1.8%
	Procter & Gamble Co.	37,100	2,585,499
Household Products Total			2,585,499
Personal Products — 1.7%
	Avon Products, Inc.	60,034	2,495,613
Personal Products Total			2,495,613

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 2.7%
	Lorillard, Inc.	32,000	2,276,800
	Philip Morris International, Inc.	35,816	1,722,750
Tobacco Total			3,999,550
CONSUMER STAPLES TOTAL			17,514,530
ENERGY — 15.3%
Energy Equipment & Services — 1.2%
	Halliburton Co.	33,548	1,086,620
	Smith International, Inc.	12,500	733,000
Energy Equipment & Services Total			1,819,620
Oil, Gas & Consumable Fuels — 14.1%
	Chevron Corp.	30,800	2,540,384
	ConocoPhillips	43,386	3,178,024
	El Paso Corp.	86,700	1,106,292
	Exxon Mobil Corp.	89,194	6,926,806
	Hess Corp.	27,000	2,216,160
	Newfield Exploration Co. (a)	21,800	697,382
	Occidental Petroleum Corp.	24,900	1,754,205
	Petroleo Brasileiro SA, ADR	23,700	1,041,615
	Valero Energy Corp.	35,300	1,069,590
Oil, Gas & Consumable Fuels Total			20,530,458
ENERGY TOTAL			22,350,078
FINANCIALS — 27.0%
Capital Markets — 2.2%
	Goldman Sachs Group, Inc.	12,000	1,536,000
	State Street Corp.	29,700	1,689,336
Capital Markets Total			3,225,336
Commercial Banks — 11.0%
	Citigroup, Inc.	182,655	3,746,254
	PNC Financial Services Group, Inc.	31,790	2,374,713
	SunTrust Banks, Inc.	38,400	1,727,616
	U.S. Bancorp	101,246	3,646,881
	Wells Fargo & Co.	120,810	4,533,999
Commercial Banks Total			16,029,463
Diversified Financial Services — 5.2%
	JPMorgan Chase & Co.	162,692	7,597,717
Diversified Financial Services Total			7,597,717
Insurance — 6.1%
	ACE Ltd.	61,000	3,301,930
	Aon Corp.	34,600	1,555,616
	Hartford Financial Services Group, Inc.	3,159	129,488

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Lincoln National Corp.	29,600	1,267,176
	Marsh & McLennan Companies, Inc.	59,900	1,902,424
	Prudential Financial, Inc.	9,600	691,200
Insurance Total			8,847,834
Real Estate Investment Trusts (REITs) — 2.5%
	General Growth Properties, Inc.	3,483	52,593
	Plum Creek Timber Co., Inc.	37,700	1,879,722
	Rayonier, Inc.	35,500	1,680,925
Real Estate Investment Trusts (REITs) Total			3,613,240
FINANCIALS TOTAL			39,313,590
HEALTH CARE — 9.5%
Biotechnology — 2.2%
	Amgen, Inc. (a)	53,700	3,182,799
Biotechnology Total			3,182,799
Health Care Providers & Services — 2.0%
	CIGNA Corp.	40,133	1,363,719
	Medco Health Solutions, Inc. (a)	35,600	1,602,000
Health Care Providers & Services Total			2,965,719
Life Sciences Tools & Services — 1.3%
	Thermo Fisher Scientific, Inc. (a)	33,600	1,848,000
Life Sciences Tools & Services Total			1,848,000
Pharmaceuticals — 4.0%
	Abbott Laboratories	13,200	760,056
	Johnson & Johnson	59,600	4,129,088
	Merck & Co., Inc.	31,600	997,296
Pharmaceuticals Total			5,886,440
HEALTH CARE TOTAL			13,882,958
INDUSTRIALS — 7.8%
Aerospace & Defense — 3.8%
	Goodrich Corp.	21,600	898,560
	L-3 Communications Holdings, Inc.	20,600	2,025,392
	United Technologies Corp.	45,030	2,704,502
Aerospace & Defense Total			5,628,454
Construction & Engineering — 0.6%
	KBR, Inc.	61,800	943,686
Construction & Engineering Total			943,686
Industrial Conglomerates — 2.7%
	General Electric Co.	115,688	2,950,044
	McDermott International, Inc. (a)	36,644	936,254
Industrial Conglomerates Total			3,886,298

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 0.7%
	Eaton Corp.	17,200	966,296
Machinery Total			966,296
INDUSTRIALS TOTAL			11,424,734
INFORMATION TECHNOLOGY — 5.3%
Computers & Peripherals — 3.2%
	EMC Corp. (a)	117,100	1,400,516
	Hewlett-Packard Co.	68,800	3,181,312
Computers & Peripherals Total			4,581,828
IT Services — 0.2%
	Visa, Inc., Class A	5,666	347,836
IT Services Total			347,836
Semiconductors & Semiconductor Equipment — 1.2%
	Intel Corp.	59,500	1,114,435
	Intersil Corp., Class A	37,900	628,382
Semiconductors & Semiconductor Equipment Total			1,742,817
Software — 0.7%
	BMC Software, Inc. (a)	35,900	1,027,817
Software Total			1,027,817
INFORMATION TECHNOLOGY TOTAL			7,700,298
MATERIALS — 4.1%
Chemicals — 1.0%
	E.I. Du Pont de Nemours & Co.	36,900	1,487,070
Chemicals Total			1,487,070
Metals & Mining — 2.1%
	Alcoa, Inc.	40,700	919,006
	Allegheny Technologies, Inc.	5,800	171,390
	Freeport-McMoRan Copper & Gold, Inc.	22,900	1,301,865
	Nucor Corp.	16,300	643,850
Metals & Mining Total			3,036,111
Paper & Forest Products — 1.0%
	Weyerhaeuser Co.	24,700	1,496,326
Paper & Forest Products Total			1,496,326
MATERIALS TOTAL			6,019,507
TELECOMMUNICATION SERVICES — 4.1%
Diversified Telecommunication Services — 4.1%
	AT&T, Inc.	159,784	4,461,169

4

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
	Verizon Communications, Inc.	45,045	1,445,494
Diversified Telecommunication Services Total			5,906,663
TELECOMMUNICATION SERVICES TOTAL			5,906,663
UTILITIES — 4.7%
Electric Utilities — 3.0%
	Exelon Corp.	23,800	1,490,356
	FPL Group, Inc.	32,800	1,649,840
	PPL Corp.	31,700	1,173,534
Electric Utilities Total			4,313,730
Multi-Utilities — 1.7%
	PG&E Corp.	28,030	1,049,723
	Public Service Enterprise Group, Inc.	45,672	1,497,585
Multi-Utilities Total			2,547,308
UTILITIES TOTAL			6,861,038

	Total Common Stocks (cost of $136,137,773)		142,046,674
Convertible Preferred Stock — 0.5%
HEALTH CARE — 0.5%
Pharmaceuticals — 0.5%
	Schering-Plough Corp., 6.000%	4,000	692,080
Pharmaceuticals Total			692,080
HEALTH CARE TOTAL			692,080

	Total Convertible Preferred Stock (cost of $1,060,760)		692,080

		Par ($)
Short-Term Obligation — 1.8%

	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 0.200%, collateralized by a U.S. Treasury Obligation maturing 08/15/19, market value of $2,711,213 (repurchase proceeds $2,658,015)	2,658,000	2,658,000

	Total Short-Term Obligation (cost of $2,658,000)		2,658,000

	Total Investments — 99.7% (cost of $139,856,533)(b)(c)		145,396,754

	Other Assets & Liabilities, Net — 0.3%		503,046

	Net Assets — 100.0%		145,899,800

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$142,738,754	$—
	Level 2 – Other Significant Observable Inputs	2,658,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$145,396,754	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $139,856,533.

(c)	Unrealized appreciation and depreciation at September 30, 2008 based on cost of investments for federal income tax purposes was:

6

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$21,468,207	$(15,927,986)	$5,540,221

For the nine months ended September 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	22	$8,365
Options written	261	52,778
Options terminated in closing purchase transactions	(192)	(35,045)
Options exercised	(91)	(26,098)
Options expired	—	—
Options outstanding at September 30, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 96.9%
CONSUMER DISCRETIONARY — 10.8%
Auto Components — 3.0%
	BorgWarner, Inc.	8,500	278,545
	Gentex Corp.	9,600	137,280
	Johnson Controls, Inc.	11,750	356,377
Auto Components Total			772,202
Automobiles — 0.5%
	Ford Motor Co. (a)	22,214	115,513
Automobiles Total			115,513
Hotels, Restaurants & Leisure — 1.9%
	Royal Caribbean Cruises Ltd.	13,650	283,238
	Starwood Hotels & Resorts Worldwide, Inc.	7,500	211,050
Hotels, Restaurants & Leisure Total			494,288
Leisure Equipment & Products — 1.0%
	Hasbro, Inc.	7,550	262,136
Leisure Equipment & Products Total			262,136
Media — 0.7%
	Regal Entertainment Group, Class A	11,400	179,892
Media Total			179,892
Multiline Retail — 2.5%
	Macy’s, Inc.	19,508	350,754
	Saks, Inc. (a)	32,550	301,087
Multiline Retail Total			651,841
Textiles, Apparel & Luxury Goods — 1.2%
	Polo Ralph Lauren Corp.	4,600	306,544
Textiles, Apparel & Luxury Goods Total			306,544
CONSUMER DISCRETIONARY TOTAL			2,782,416
CONSUMER STAPLES — 10.1%
Beverages — 1.8%
	Fomento Economico Mexicano SAB de CV, ADR	5,750	219,305
	Pepsi Bottling Group, Inc.	8,200	239,194
Beverages Total			458,499
Food & Staples Retailing — 1.8%
	BJ’s Wholesale Club, Inc. (a)	6,100	237,046
	Kroger Co.	8,000	219,840
Food & Staples Retailing Total			456,886
Food Products — 3.9%
	ConAgra Foods, Inc.	12,550	244,223
	Dean Foods Co. (a)	15,650	365,584

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Hershey Co.	4,050	160,137
	Smithfield Foods, Inc. (a)	5,300	84,164
	Tyson Foods, Inc., Class A	13,500	161,190
Food Products Total			1,015,298
Household Products — 0.7%
	Clorox Co.	2,750	172,398
Household Products Total			172,398
Personal Products — 1.9%
	Avon Products, Inc.	7,950	330,481
	Estee Lauder Companies, Inc., Class A	3,400	169,694
Personal Products Total			500,175
CONSUMER STAPLES TOTAL			2,603,256
ENERGY — 5.9%
Energy Equipment & Services — 1.9%
	Complete Production Services, Inc. (a)	6,500	130,845
	National-Oilwell Varco, Inc. (a)	1,950	97,949
	Rowan Companies, Inc.	3,600	109,980
	Tidewater, Inc.	2,700	149,472
Energy Equipment & Services Total			488,246
Oil, Gas & Consumable Fuels — 4.0%
	El Paso Corp.	20,600	262,856
	Forest Oil Corp. (a)	4,000	198,400
	Hess Corp.	1,800	147,744
	Newfield Exploration Co. (a)	4,350	139,156
	Peabody Energy Corp.	2,350	105,750
	Williams Companies, Inc.	7,700	182,105
Oil, Gas & Consumable Fuels Total			1,036,011
ENERGY TOTAL			1,524,257
FINANCIALS — 31.0%
Capital Markets — 2.2%
	Ameriprise Financial, Inc.	12,100	462,220
	Greenhill & Co., Inc.	1,283	94,621
Capital Markets Total			556,841
Commercial Banks — 12.1%
	Bank of Hawaii Corp.	7,250	387,513
	City National Corp.	5,450	295,935
	Comerica, Inc.	10,700	350,853
	Cullen/Frost Bankers, Inc.	6,700	402,000
	KeyCorp	12,100	144,474

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Marshall & Ilsley Corp.	23,150	466,472
	SVB Financial Group (a)	5,400	312,768
	TCF Financial Corp.	25,900	466,200
	Zions Bancorporation	7,550	292,185
Commercial Banks Total			3,118,400
Insurance — 8.4%
	ACE Ltd.	9,050	489,877
	Aon Corp.	2,900	130,384
	Assurant, Inc.	3,750	206,250
	Lincoln National Corp.	2,800	119,868
	Marsh & McLennan Companies, Inc.	18,500	587,560
	Platinum Underwriters Holdings Ltd.	8,200	290,936
	Reinsurance Group of America, Inc.	6,000	324,000
Insurance Total			2,148,875
Real Estate Investment Trusts (REITs) — 8.3%
	Alexandria Real Estate Equities, Inc.	4,200	472,500
	Boston Properties, Inc.	2,200	206,052
	Equity Residential Property Trust	10,100	448,541
	General Growth Properties, Inc.	1,310	19,781
	Plum Creek Timber Co., Inc.	6,800	339,048
	ProLogis	5,031	207,629
	Rayonier, Inc.	9,500	449,825
Real Estate Investment Trusts (REITs) Total			2,143,376
FINANCIALS TOTAL			7,967,492
HEALTH CARE — 4.9%
Health Care Equipment & Supplies — 2.1%
	Beckman Coulter, Inc.	2,950	209,420
	Cooper Companies, Inc.	2,800	97,328
	Hospira, Inc. (a)	6,200	236,840
Health Care Equipment & Supplies Total			543,588
Health Care Providers & Services — 2.0%
	CIGNA Corp.	5,550	188,589
	Community Health Systems, Inc. (a)	6,500	190,515
	Universal Health Services, Inc., Class B	2,550	142,877
Health Care Providers & Services Total			521,981

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.8%
	Varian, Inc. (a)	4,375	187,688
Life Sciences Tools & Services Total			187,688
HEALTH CARE TOTAL			1,253,257
INDUSTRIALS — 9.7%
Aerospace & Defense — 2.0%
	AerCap Holdings NV (a)	11,800	125,198
	L-3 Communications Holdings, Inc.	2,350	231,052
	Spirit Aerosystems Holdings, Inc., Class A (a)	10,196	163,850
Aerospace & Defense Total			520,100
Construction & Engineering — 0.6%
	Jacobs Engineering Group, Inc. (a)	2,700	146,637
Construction & Engineering Total			146,637
Electrical Equipment — 0.8%
	Cooper Industries Ltd., Class A	5,250	209,738
Electrical Equipment Total			209,738
Industrial Conglomerates — 2.2%
	McDermott International, Inc. (a)	3,710	94,790
	Teleflex, Inc.	4,100	260,309
	Textron, Inc.	7,700	225,456
Industrial Conglomerates Total			580,555
Machinery — 2.5%
	Barnes Group, Inc.	5,968	120,673
	Harsco Corp.	2,750	102,272
	Kennametal, Inc.	6,700	181,704
	Parker Hannifin Corp.	4,350	230,550
Machinery Total			635,199
Marine — 0.9%
	Alexander & Baldwin, Inc.	5,350	235,561
Marine Total			235,561
Road & Rail — 0.7%
	Canadian Pacific Railway Ltd.	3,450	185,817
Road & Rail Total			185,817
INDUSTRIALS TOTAL			2,513,607
INFORMATION TECHNOLOGY — 6.0%
Computers & Peripherals — 2.2%
	Diebold, Inc.	5,800	192,038

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — (continued)
	NCR Corp. (a)	16,850	371,542
Computers & Peripherals Total			563,580
Electronic Equipment, Instruments & Components — 1.7%
	Agilent Technologies, Inc. (a)	2,550	75,633
	Arrow Electronics, Inc. (a)	8,250	216,315
	Mettler-Toledo International, Inc. (a)	1,550	151,900
Electronic Equipment, Instruments & Components Total			443,848
Semiconductors & Semiconductor Equipment — 0.5%
	Intersil Corp., Class A	3,900	64,662
	Verigy Ltd. (a)	3,163	51,494
Semiconductors & Semiconductor Equipment Total			116,156
Software — 1.6%
	Activision Blizzard, Inc. (a)	4,100	63,263
	Citrix Systems, Inc. (a)	3,000	75,780
	Electronic Arts, Inc. (a)	4,400	162,756
	Synopsys, Inc. (a)	5,500	109,725
Software Total			411,524
INFORMATION TECHNOLOGY TOTAL			1,535,108
MATERIALS — 7.5%
Chemicals — 2.4%
	Air Products & Chemicals, Inc.	2,900	198,621
	Albemarle Corp.	4,800	148,032
	PPG Industries, Inc.	4,550	265,356
Chemicals Total			612,009
Containers & Packaging — 1.8%
	Crown Holdings, Inc. (a)	8,700	193,227
	Packaging Corp. of America	11,150	258,457
Containers & Packaging Total			451,684
Metals & Mining — 0.5%
	Allegheny Technologies, Inc.	2,700	79,785
	Titanium Metals Corp.	5,300	60,102
Metals & Mining Total			139,887
Paper & Forest Products — 2.8%
	Weyerhaeuser Co.	12,100	733,018
Paper & Forest Products Total			733,018
MATERIALS TOTAL			1,936,598
UTILITIES — 11.0%
Electric Utilities — 5.1%
	American Electric Power Co., Inc.	10,200	377,706

5

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
	Edison International	8,550	341,145
	Entergy Corp.	2,300	204,723
	FPL Group, Inc.	3,750	188,625
	PPL Corp.	5,400	199,908
Electric Utilities Total			1,312,107
Gas Utilities — 1.1%
	AGL Resources, Inc.	8,650	271,437
Gas Utilities Total			271,437
Multi-Utilities — 4.8%
	PG&E Corp.	10,050	376,372
	Public Service Enterprise Group, Inc.	4,900	160,671
	Sempra Energy	7,400	373,478
	Wisconsin Energy Corp.	7,300	327,770
Multi-Utilities Total			1,238,291
UTILITIES TOTAL			2,821,835

	Total Common Stocks (cost of $24,716,119)		24,937,826

		Par ($)
Convertible Bonds — 0.3%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.3%
Ford Motor Co.
	4.250% 12/15/36	106,000	69,828
Automobiles Total			69,828
CONSUMER DISCRETIONARY TOTAL			69,828

	Total Convertible Bonds (cost of $111,451)		69,828

Short-Term Obligation — 3.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 0.200%, collateralized by a U.S. Government Treasury Obligation maturing 02/29/12, market value of $956,906 (repurchase proceeds $937,005)	937,000	937,000

	Total Short-Term Obligation (cost of $937,000)		937,000

6

Total Investments — 100.8% (cost of $25,764,570)(b)(c)	$25,944,654

Other Assets & Liabilities, Net — (0.8)%	(215,555)

Net Assets — 100.0%	$25,729,099

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustee. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

7

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$24,937,826	$—
Level 2 – Other Significant Observable Inputs	1,006,828	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$25,944,654	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $25,764,570.

(c)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,524,202	$(3,344,118)	$180,084

For the nine months ended September  30, 2008,  transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	5	$1,870
Options written	40	36,020
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(45)	(37,890)
Options outstanding at September 30, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Money Market Fund, Variable Series

		Par	Value*
Commercial Paper — 38.7%
Amstel Funding Corp.	2.720% 10/03/08	$4,000,000	$3,999,396
CAFCO LLC	2.750% 10/16/08(a)	3,500,000	3,495,990
	2.950% 01/27/09	4,000,000	3,961,322
Chariot Funding LLC	2.720% 10/06/08(a)	4,500,000	4,498,300
Charta Corp.	2.800% 10/02/08(a)	4,500,000	4,499,650
CRC Funding LLC	2.780% 11/19/08(a)	2,000,000	1,992,432
Fairway Finance LLC	2.810% 11/03/08(a)	6,000,000	5,984,545
Gemini Securitization Corp. LLC	2.750% 11/06/08(a)	7,000,000	6,980,750
	2.750% 11/19/08(a)	1,000,000	996,257
Govco LLC	2.720% 11/17/08(a)	7,000,000	6,975,142
JPMorgan Chase & Co.	2.750% 12/10/08	4,500,000	4,475,937
Jupiter Securitization Co. LLC	2.650% 10/06/08(a)	7,000,000	6,997,424
Sheffield Receivables Corp.	2.600% 10/08/08(a)	2,000,000	1,998,989
Victory Receivables Corp.	2.770% 10/09/08(a)	5,500,000	5,496,614
Westpac Banking Corp.	2.710% 12/08/08	4,000,000	3,979,524

	Total Commercial Paper (cost of $66,332,272)		66,332,272
Corporate Bonds — 14.9%
Basic Water Co. SPE1 LLC	LOC: U.S. Bank N.A.
	8.500% 08/01/24(b)	8,998,000	8,998,000
Best One Tire & Services LLC	LOC: Fifth Third Bank
	10.000% 02/01/18(b)	6,120,000	6,120,000
Merrill Lynch & Co., Inc.	2.908% 12/17/08(c)	1,500,000	1,500,000
Morgan Stanley	3.799% 12/26/08(c)	4,000,000	4,000,000
Wells Fargo & Co.	2.638% 01/14/09(a)(c)	5,000,000	5,000,000

	Total Corporate Bonds (cost of $25,618,000)		25,618,000
Certificates of Deposit — 8.7%
Bank of Tokyo Mitsubishi Ltd. NY	2.850% 10/07/08	5,000,000	5,000,000
Societe Generale NY	2.850% 10/08/08	2,000,000	2,000,000
UBS AG	2.850% 12/17/08	4,000,000	4,000,000
	3.063% 02/17/09	4,000,000	4,000,000

	Total Certificates of Deposit (cost of $15,000,000)		15,000,000

1

		Par	Value
Municipal Bonds — 2.3%
FLORIDA — 2.3%
FL Hurricane Catastrophe Fund	Series 2006 B,
	2.708% 03/13/09(c)	$4,000,000	$4,000,000
	FLORIDA TOTAL		4,000,000

	Total Municipal Bonds (cost of $4,000,000)		4,000,000
Short-Term Obligations — 34.1%
U.S. GOVERNMENT AGENCY — 34.1%
Federal Home Loan Bank Discount Notes	0.100% 10/01/08(d)	53,470,000	53,470,000
	1.900% 10/08/08(d)	5,000,000	4,998,153
	U.S. GOVERNMENT AGENCY TOTAL		58,468,153

	Total Short-Term Obligations (cost of $58,468,153)		58,468,153

	Total Investments — 98.7% (cost of $169,418,425)(e)		169,418,425

	Other Assets & Liabilities, Net — 1.3%		2,243,727

	Net Assets — 100.0%		171,662,152

2

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	169,418,425	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$169,418,425	$—

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities, which are not illiquid, amounted to $54,916,093 which represents 32.0% of net assets.

(b)

Variable rate obligations have long dated final maturities; however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at September 30, 2008.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(d)	The rate shown represents the discount rate at the date of purchase.

(e)	Cost for federal income tax purposes is $169,418,425.

Acronym	Name

LOC	Letter of Credit

3

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia S&P 500 Index Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 100.1%
CONSUMER DISCRETIONARY — 8.5%
Auto Components — 0.2%
	Goodyear Tire & Rubber Co. (a)	741	11,345
	Johnson Controls, Inc.	1,811	54,927
Auto Components Total			66,272
Automobiles — 0.3%
	Ford Motor Co. (a)	6,885	35,802
	General Motors Corp.	1,729	16,339
	Harley-Davidson, Inc.	711	26,521
Automobiles Total			78,662
Distributors — 0.1%
	Genuine Parts Co.	490	19,703
Distributors Total			19,703
Diversified Consumer Services — 0.1%
	Apollo Group, Inc., Class A (a)	318	18,858
	H&R Block, Inc.	1,004	22,841
Diversified Consumer Services Total			41,699
Hotels, Restaurants & Leisure — 1.3%
	Carnival Corp.	1,334	47,157
	Darden Restaurants, Inc.	421	12,053
	International Game Technology, Inc.	947	16,269
	Marriott International, Inc., Class A	912	23,794
	McDonald’s Corp.	3,421	211,076
	Starbucks Corp. (a)	2,221	33,026
	Starwood Hotels & Resorts Worldwide, Inc.	576	16,209
	Wyndham Worldwide Corp.	545	8,562
	Yum! Brands, Inc.	1,441	46,991
Hotels, Restaurants & Leisure Total			415,137
Household Durables — 0.5%
	Black & Decker Corp.	188	11,421
	Centex Corp.	389	6,302
	D.R. Horton, Inc.	850	11,067
	Fortune Brands, Inc.	463	26,558
	Harman International Industries, Inc.	175	5,962
	KB Home	230	4,526
	Leggett & Platt, Inc.	496	10,808
	Lennar Corp., Class A	435	6,608
	Newell Rubbermaid, Inc.	855	14,757
	Pulte Homes, Inc.	650	9,081
	Snap-On, Inc.	178	9,373

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Household Durables — (continued)
	Stanley Works	241	10,059
	Whirlpool Corp.	231	18,316
Household Durables Total			144,838
Internet & Catalog Retail — 0.3%
	Amazon.com, Inc. (a)	980	71,305
	Expedia, Inc. (a)	650	9,821
Internet & Catalog Retail Total			81,126
Leisure Equipment & Products — 0.1%
	Eastman Kodak Co.	872	13,411
	Hasbro, Inc.	392	13,610
	Mattel, Inc.	1,110	20,025
Leisure Equipment & Products Total			47,046
Media — 2.6%
	CBS Corp., Class B	2,073	30,224
	Comcast Corp., Class A	8,890	174,511
	DIRECTV Group, Inc. (a)	1,755	45,928
	Gannett Co., Inc.	690	11,668
	Interpublic Group of Companies, Inc. (a)	1,444	11,191
	McGraw-Hill Companies, Inc.	957	30,251
	Meredith Corp.	102	2,860
	New York Times Co., Class A	362	5,173
	News Corp., Class A	7,000	83,930
	Omnicom Group, Inc.	980	37,789
	Scripps Networks Interactive Inc., Class A	275	9,985
	Time Warner, Inc.	10,913	143,069
	Viacom, Inc., Class B (a)	1,898	47,146
	Walt Disney Co.	5,710	175,240
	Washington Post Co., Class B	19	10,579
Media Total			819,544
Multiline Retail — 0.8%
	Big Lots, Inc. (a)	251	6,985
	Dillard’s, Inc., Class A	162	1,912
	Family Dollar Stores, Inc.	417	9,883
	J.C. Penney Co., Inc.	676	22,538
	Kohl’s Corp. (a)	927	42,716
	Macy’s, Inc.	1,274	22,906
	Nordstrom, Inc.	490	14,122
	Sears Holdings Corp. (a)	172	16,082

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — (continued)
	Target Corp.	2,300	112,815
Multiline Retail Total			249,959
Specialty Retail — 1.7%
	Abercrombie & Fitch Co., Class A	275	10,849
	AutoNation, Inc. (a)	334	3,754
	Autozone, Inc. (a)	123	15,171
	Bed Bath & Beyond, Inc. (a)	802	25,191
	Best Buy Co., Inc.	1,021	38,287
	GameStop Corp., Class A (a)	500	17,105
	Gap, Inc.	1,431	25,443
	Home Depot, Inc.	5,179	134,084
	Limited Brands, Inc.	859	14,878
	Lowe’s Companies, Inc.	4,459	105,634
	Office Depot, Inc. (a)	836	4,866
	RadioShack Corp.	406	7,016
	Sherwin-Williams Co.	313	17,891
	Staples, Inc.	2,166	48,735
	Tiffany & Co.	379	13,462
	TJX Companies, Inc.	1,275	38,913
Specialty Retail Total			521,279
Textiles, Apparel & Luxury Goods — 0.5%
	Coach, Inc. (a)	1,030	25,791
	Jones Apparel Group, Inc.	256	4,739
	Liz Claiborne, Inc.	301	4,945
	NIKE, Inc., Class B	1,187	79,410
	Polo Ralph Lauren Corp.	175	11,662
	V.F. Corp.	273	21,106
Textiles, Apparel & Luxury Goods Total			147,653
CONSUMER DISCRETIONARY TOTAL			2,632,918
CONSUMER STAPLES — 12.2%
Beverages — 2.8%
	Anheuser-Busch Companies, Inc.	2,196	142,476
	Brown-Forman Corp., Class B	232	16,660
	Coca-Cola Co.	6,071	321,034
	Coca-Cola Enterprises, Inc.	955	16,015
	Constellation Brands, Inc., Class A (a)	595	12,769
	Molson Coors Brewing Co., Class B	458	21,412
	Pepsi Bottling Group, Inc.	407	11,872
	PepsiCo, Inc.	4,773	340,172
Beverages Total			882,410

3

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.9%
	Costco Wholesale Corp.	1,337	86,811
	CVS Caremark Corp.	4,386	147,633
	Kroger Co.	1,995	54,823
	Safeway, Inc.	1,327	31,476
	SUPERVALU, Inc.	653	14,170
	Sysco Corp.	1,832	56,481
	Wal-Mart Stores, Inc.	6,835	409,348
	Walgreen Co.	3,011	93,221
	Whole Foods Market, Inc.	430	8,613
Food & Staples Retailing Total			902,576
Food Products — 1.8%
	Archer-Daniels-Midland Co.	1,963	43,009
	Campbell Soup Co.	651	25,129
	ConAgra Foods, Inc.	1,386	26,972
	Dean Foods Co. (a)	470	10,979
	General Mills, Inc.	1,036	71,194
	H.J. Heinz Co.	959	47,921
	Hershey Co.	502	19,849
	Kellogg Co.	754	42,299
	Kraft Foods, Inc., Class A	4,625	151,469
	McCormick & Co., Inc. Non-Voting Shares	388	14,919
	Sara Lee Corp.	2,161	27,293
	Tyson Foods, Inc., Class A	905	10,806
	Wm. Wrigley Jr. Co.	655	52,007
Food Products Total			543,846
Household Products — 2.8%
	Clorox Co.	416	26,079
	Colgate-Palmolive Co.	1,529	115,210
	Kimberly-Clark Corp.	1,261	81,763
	Procter & Gamble Co.	9,249	644,563
Household Products Total			867,615
Personal Products — 0.2%
	Avon Products, Inc.	1,306	54,290
	Estee Lauder Companies, Inc., Class A	345	17,219
Personal Products Total			71,509
Tobacco — 1.7%
	Altria Group, Inc.	6,267	124,337
	Lorillard, Inc. (a)	525	37,354

4

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — (continued)
	Philip Morris International, Inc.	6,292	302,645
	Reynolds American, Inc.	520	25,283
	UST, Inc.	454	30,209
Tobacco Total			519,828
CONSUMER STAPLES TOTAL			3,787,784
ENERGY — 13.4%
Energy Equipment & Services — 2.7%
	Baker Hughes, Inc.	927	56,121
	BJ Services Co.	892	17,064
	Cameron International Corp. (a)	675	26,015
	ENSCO International, Inc.	425	24,493
	Halliburton Co.	2,667	86,384
	Nabors Industries Ltd. (a)	843	21,008
	National-Oilwell Varco, Inc. (a)	1,270	63,792
	Noble Corp.	829	36,393
	Rowan Companies, Inc.	355	10,845
	Schlumberger Ltd.	3,667	286,356
	Smith International, Inc.	650	38,116
	Transocean, Inc. (a)	968	106,325
	Weatherford International Ltd. (a)	2,075	52,165
Energy Equipment & Services Total			825,077
Oil, Gas & Consumable Fuels — 10.7%
	Anadarko Petroleum Corp.	1,440	69,854
	Apache Corp.	1,009	105,219
	Cabot Oil & Gas Corp.	325	11,746
	Chesapeake Energy Corp.	1,595	57,197
	Chevron Corp.	6,272	517,315
	ConocoPhillips	4,643	340,100
	CONSOL Energy, Inc.	560	25,698
	Devon Energy Corp.	1,346	122,755
	El Paso Corp.	2,149	27,421
	EOG Resources, Inc.	750	67,095
	Exxon Mobil Corp.	15,835	1,229,746
	Hess Corp.	855	70,178
	Marathon Oil Corp.	2,140	85,322
	Massey Energy Co.	250	8,918
	Murphy Oil Corp.	580	37,201
	Noble Energy, Inc.	525	29,185
	Occidental Petroleum Corp.	2,485	175,068
	Peabody Energy Corp.	830	37,350

5

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Pioneer Natural Resources Co.	375	19,605
	Range Resources Corp.	475	20,363
	Southwestern Energy Co. (a)	1,050	32,067
	Spectra Energy Corp.	1,872	44,554
	Sunoco, Inc.	353	12,560
	Tesoro Corp.	425	7,008
	Valero Energy Corp.	1,605	48,631
	Williams Companies, Inc.	1,748	41,340
	XTO Energy, Inc.	1,668	77,595
Oil, Gas & Consumable Fuels Total			3,321,091
ENERGY TOTAL			4,146,168
FINANCIALS — 15.8%
Capital Markets — 2.8%
	American Capital Ltd.	625	15,944
	Ameriprise Financial, Inc.	666	25,441
	Bank of New York Mellon Corp.	3,495	113,867
	Charles Schwab Corp.	2,836	73,736
	E*TRADE Financial Corp. (a)	1,640	4,592
	Federated Investors, Inc., Class B	278	8,020
	Franklin Resources, Inc.	473	41,686
	Goldman Sachs Group, Inc.	1,312	167,936
	Invesco Ltd.	1,175	24,652
	Janus Capital Group, Inc.	498	12,091
	Legg Mason, Inc.	435	16,556
	Merrill Lynch & Co., Inc.	4,670	118,151
	Morgan Stanley	3,378	77,694
	Northern Trust Corp.	682	49,240
	State Street Corp.	1,321	75,138
	T Rowe Price Group, Inc.	777	41,733
Capital Markets Total			866,477
Commercial Banks — 4.1%
	BB&T Corp.	1,685	63,693
	Citigroup, Inc.	16,601	340,487
	Comerica, Inc.	468	15,346
	Fifth Third Bancorp	1,752	20,849
	First Horizon National Corp.	605	5,663
	Huntington Bancshares, Inc.	1,126	8,997
	KeyCorp	1,515	18,089
	M&T Bank Corp.	225	20,081

6

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Marshall & Ilsley Corp.	793	15,979
	National City Corp.	2,314	4,050
	PNC Financial Services Group, Inc.	1,046	78,136
	Regions Financial Corp.	2,119	20,342
	SunTrust Banks, Inc.	1,082	48,679
	U.S. Bancorp	5,302	190,978
	Wachovia Corp.	6,577	23,019
	Wells Fargo & Co.	10,082	378,377
	Zions Bancorporation	340	13,158
Commercial Banks Total			1,265,923
Consumer Finance — 0.7%
	American Express Co.	3,522	124,784
	Capital One Financial Corp.	1,141	58,191
	Discover Financial Services	1,464	20,233
	SLM Corp. (a)	1,417	17,486
Consumer Finance Total			220,694
Diversified Financial Services — 3.8%
	Bank of America Corp. (b)	13,894	486,290
	CIT Group, Inc.	875	6,090
	CME Group, Inc.	204	75,788
	IntercontinentalExchange, Inc. (a)	225	18,153
	JPMorgan Chase & Co.	11,212	523,601
	Leucadia National Corp.	550	24,992
	Moody’s Corp.	592	20,128
	NYSE Euronext	800	31,344
Diversified Financial Services Total			1,186,386
Insurance — 3.0%
	AFLAC, Inc.	1,450	85,187
	Allstate Corp.	1,638	75,545
	American International Group, Inc.	8,206	27,326
	Aon Corp.	856	38,486
	Assurant, Inc.	350	19,250
	Chubb Corp.	1,102	60,500
	Cincinnati Financial Corp.	501	14,248
	Genworth Financial, Inc., Class A	1,325	11,408
	Hartford Financial Services Group, Inc.	910	37,301
	Lincoln National Corp.	771	33,006
	Loews Corp.	1,104	43,597
	Marsh & McLennan Companies, Inc.	1,573	49,958
	MBIA, Inc.	601	7,152

7

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	MetLife, Inc.	2,090	117,040
	Principal Financial Group, Inc.	778	33,835
	Progressive Corp.	2,070	36,018
	Prudential Financial, Inc.	1,309	94,248
	Torchmark Corp.	257	15,369
	Travelers Companies, Inc.	1,789	80,863
	Unum Group	1,059	26,581
	XL Capital Ltd., Class A	953	17,097
Insurance Total			924,015
Real Estate Investment Trusts (REITs) — 1.3%
	Apartment Investment & Management Co., Class A	259	9,071
	AvalonBay Communities, Inc.	235	23,128
	Boston Properties, Inc.	355	33,249
	Developers Diversified Realty Corp.	375	11,884
	Equity Residential Property Trust	816	36,238
	General Growth Properties, Inc.	700	10,570
	HCP, Inc.	775	31,101
	Host Hotels & Resorts, Inc.	1,575	20,932
	Kimco Realty Corp.	680	25,119
	Plum Creek Timber Co., Inc.	516	25,728
	ProLogis	790	32,603
	Public Storage	380	37,624
	Simon Property Group, Inc.	690	66,930
	Vornado Realty Trust	405	36,835
Real Estate Investment Trusts (REITs) Total			401,012
Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc., Class A (a)	520	6,952
Real Estate Management & Development Total			6,952
Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	1,575	29,059
	MGIC Investment Corp.	373	2,622
	Sovereign Bancorp, Inc.	1,650	6,518
Thrifts & Mortgage Finance Total			38,199
FINANCIALS TOTAL			4,909,658
HEALTH CARE — 13.1%
Biotechnology — 1.7%
	Amgen, Inc. (a)	3,223	191,027

8

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
	Biogen Idec, Inc. (a)	891	44,808
	Celgene Corp. (a)	1,375	87,010
	Genzyme Corp. (a)	827	66,896
	Gilead Sciences, Inc. (a)	2,805	127,852
Biotechnology Total			517,593
Health Care Equipment & Supplies — 2.3%
	Baxter International, Inc.	1,903	124,894
	Becton, Dickinson & Co.	734	58,911
	Boston Scientific Corp. (a)	4,573	56,111
	C.R. Bard, Inc.	301	28,556
	Covidien Ltd.	1,519	81,661
	Hospira, Inc. (a)	480	18,336
	Intuitive Surgical, Inc. (a)	125	30,123
	Medtronic, Inc.	3,435	172,093
	St. Jude Medical, Inc. (a)	1,052	45,751
	Stryker Corp.	760	47,348
	Varian Medical Systems, Inc. (a)	375	21,424
	Zimmer Holdings, Inc. (a)	679	43,836
Health Care Equipment & Supplies Total			729,044
Health Care Providers & Services — 2.0%
	Aetna, Inc.	1,434	51,782
	AmerisourceBergen Corp.	472	17,771
	Cardinal Health, Inc.	1,105	54,454
	CIGNA Corp.	850	28,883
	Coventry Health Care, Inc. (a)	445	14,485
	DaVita, Inc. (a)	325	18,528
	Express Scripts, Inc. (a)	760	56,103
	Humana, Inc. (a)	522	21,506
	Laboratory Corp. of America Holdings (a)	340	23,630
	McKesson Corp.	829	44,609
	Medco Health Solutions, Inc. (a)	1,540	69,300
	Patterson Companies, Inc. (a)	290	8,819
	Quest Diagnostics, Inc.	472	24,388
	Tenet Healthcare Corp. (a)	1,260	6,993
	UnitedHealth Group, Inc.	3,723	94,527
	WellPoint, Inc. (a)	1,567	73,289
Health Care Providers & Services Total			609,067
Health Care Technology — 0.0%
	IMS Health, Inc.	547	10,344
Health Care Technology Total			10,344

9

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.4%
	Applied Biosystems, Inc.	514	17,605
	Millipore Corp. (a)	176	12,109
	PerkinElmer, Inc.	352	8,789
	Thermo Fisher Scientific, Inc. (a)	1,267	69,685
	Waters Corp. (a)	294	17,105
Life Sciences Tools & Services Total			125,293
Pharmaceuticals — 6.7%
	Abbott Laboratories	4,706	270,971
	Allergan, Inc.	944	48,616
	Barr Pharmaceuticals, Inc. (a)	340	22,202
	Bristol-Myers Squibb Co.	6,040	125,934
	Eli Lilly & Co.	3,061	134,776
	Forest Laboratories, Inc. (a)	934	26,414
	Johnson & Johnson	8,527	590,751
	King Pharmaceuticals, Inc. (a)	747	7,156
	Merck & Co., Inc.	6,538	206,339
	Mylan, Inc. (a)	925	10,564
	Pfizer, Inc.	20,553	378,997
	Schering-Plough Corp.	4,952	91,463
	Watson Pharmaceuticals, Inc. (a)	322	9,177
	Wyeth	4,074	150,494
Pharmaceuticals Total			2,073,854
HEALTH CARE TOTAL			4,065,195
INDUSTRIALS — 11.1%
Aerospace & Defense — 2.7%
	Boeing Co.	2,258	129,496
	General Dynamics Corp.	1,200	88,344
	Goodrich Corp.	385	16,016
	Honeywell International, Inc.	2,259	93,861
	L-3 Communications Holdings, Inc.	360	35,395
	Lockheed Martin Corp.	1,013	111,096
	Northrop Grumman Corp.	1,020	61,751
	Precision Castparts Corp.	425	33,482
	Raytheon Co.	1,260	67,423
	Rockwell Collins, Inc.	478	22,987
	United Technologies Corp.	2,935	176,276
Aerospace & Defense Total			836,127

10

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 1.0%
	C.H. Robinson Worldwide, Inc.	525	26,754
	Expeditors International Washington, Inc.	650	22,646
	FedEx Corp.	945	74,693
	United Parcel Service, Inc., Class B	3,083	193,890
Air Freight & Logistics Total			317,983
Airlines — 0.1%
	Southwest Airlines Co.	2,234	32,415
Airlines Total			32,415
Building Products — 0.1%
	Masco Corp.	1,085	19,465
Building Products Total			19,465
Commercial Services & Supplies — 0.4%
	Allied Waste Industries, Inc. (a)	1,041	11,565
	Avery Dennison Corp.	316	14,056
	Cintas Corp.	407	11,685
	Pitney Bowes, Inc.	642	21,353
	R.R. Donnelley & Sons Co.	646	15,846
	Robert Half International, Inc.	480	11,880
	Waste Management, Inc.	1,485	46,763
Commercial Services & Supplies Total			133,148
Construction & Engineering — 0.2%
	Fluor Corp.	538	29,967
	Jacobs Engineering Group, Inc. (a)	375	20,366
Construction & Engineering Total			50,333
Electrical Equipment — 0.4%
	Cooper Industries Ltd., Class A	533	21,294
	Emerson Electric Co.	2,376	96,917
	Rockwell Automation, Inc.	439	16,392
Electrical Equipment Total			134,603
Industrial Conglomerates — 3.2%
	3M Co.	2,119	144,749
	General Electric Co. (c)	30,325	773,287
	Textron, Inc.	757	22,165
	Tyco International Ltd.	1,444	50,569
Industrial Conglomerates Total			990,770
Machinery — 1.7%
	Caterpillar, Inc.	1,859	110,796
	Cummins, Inc.	620	27,106
	Danaher Corp.	772	53,577
	Deere & Co.	1,304	64,548
	Dover Corp.	570	23,114

11

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Eaton Corp.	506	28,427
	Illinois Tool Works, Inc.	1,211	53,829
	Ingersoll-Rand Co., Ltd., Class A	971	30,266
	ITT Corp.	547	30,419
	Manitowoc Co., Inc.	400	6,220
	Paccar, Inc.	1,111	42,429
	Pall Corp.	375	12,896
	Parker Hannifin Corp.	504	26,712
	Terex Corp. (a)	295	9,003
Machinery Total			519,342
Professional Services — 0.1%
	Equifax, Inc.	386	13,298
	Monster Worldwide, Inc. (a)	375	5,591
Professional Services Total			18,889
Road & Rail — 1.1%
	Burlington Northern Santa Fe Corp.	852	78,750
	CSX Corp.	1,246	67,994
	Norfolk Southern Corp.	1,147	75,943
	Ryder System, Inc.	164	10,168
	Union Pacific Corp.	1,548	110,156
Road & Rail Total			343,011
Trading Companies & Distributors — 0.1%
	Fastenal Co.	400	19,756
	W.W. Grainger, Inc.	185	16,089
Trading Companies & Distributors Total			35,845
INDUSTRIALS TOTAL			3,431,931
INFORMATION TECHNOLOGY — 16.0%
Communications Equipment — 2.6%
	Ciena Corp. (a)	280	2,823
	Cisco Systems, Inc. (a)	17,995	405,967
	Corning, Inc.	4,799	75,056
	Harris Corp.	400	18,480
	JDS Uniphase Corp. (a)	650	5,499
	Juniper Networks, Inc. (a)	1,655	34,871
	Motorola, Inc.	6,898	49,252
	QUALCOMM, Inc.	4,993	214,549
	Tellabs, Inc. (a)	1,221	4,957
Communications Equipment Total			811,454

12

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 4.4%
	Apple, Inc. (a)	2,692	305,973
	Dell, Inc. (a)	5,304	87,410
	EMC Corp. (a)	6,311	75,479
	Hewlett-Packard Co.	7,474	345,598
	International Business Machines Corp.	4,120	481,875
	Lexmark International, Inc., Class A (a)	280	9,120
	NetApp, Inc. (a)	1,009	18,394
	QLogic Corp. (a)	390	5,990
	SanDisk Corp. (a)	675	13,196
	Sun Microsystems, Inc. (a)	2,298	17,465
	Teradata Corp. (a)	550	10,725
Computers & Peripherals Total			1,371,225
Electronic Equipment, Instruments & Components — 0.4%
	Agilent Technologies, Inc. (a)	1,093	32,418
	Amphenol Corp., Class A	550	22,077
	Jabil Circuit, Inc.	645	6,153
	Molex, Inc.	430	9,654
	Tyco Electronics Ltd.	1,444	39,941
Electronic Equipment, Instruments & Components Total			110,243
Internet Software & Services — 1.5%
	Akamai Technologies, Inc. (a)	525	9,156
	eBay, Inc. (a)	3,335	74,637
	Google, Inc., Class A (a)	729	291,979
	VeriSign, Inc. (a)	580	15,127
	Yahoo!, Inc. (a)	4,223	73,058
Internet Software & Services Total			463,957
IT Services — 1.0%
	Affiliated Computer Services, Inc., Class A (a)	285	14,430
	Automatic Data Processing, Inc.	1,545	66,049
	Cognizant Technology Solutions Corp., Class A (a)	885	20,204
	Computer Sciences Corp. (a)	471	18,929
	Convergys Corp. (a)	360	5,321
	Fidelity National Information Services, Inc.	580	10,707
	Fiserv, Inc. (a)	499	23,613
	MasterCard, Inc., Class A	225	39,899
	Paychex, Inc.	969	32,006
	Total System Services, Inc.	599	9,824
	Unisys Corp. (a)	1,092	3,003

13

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
	Western Union Co.	2,214	54,619
IT Services Total			298,604
Office Electronics — 0.1%
	Xerox Corp.	2,664	30,716
Office Electronics Total			30,716
Semiconductors & Semiconductor Equipment — 2.2%
	Advanced Micro Devices, Inc. (a)	1,862	9,776
	Altera Corp.	912	18,860
	Analog Devices, Inc.	883	23,267
	Applied Materials, Inc.	4,090	61,882
	Broadcom Corp., Class A (a)	1,351	25,169
	Intel Corp.	17,124	320,733
	KLA-Tencor Corp.	528	16,711
	Linear Technology Corp.	663	20,328
	LSI Corp. (a)	1,961	10,511
	MEMC Electronic Materials, Inc. (a)	700	19,782
	Microchip Technology, Inc.	550	16,187
	Micron Technology, Inc. (a)	2,315	9,376
	National Semiconductor Corp.	600	10,326
	Novellus Systems, Inc. (a)	307	6,029
	NVIDIA Corp. (a)	1,702	18,228
	Teradyne, Inc. (a)	516	4,030
	Texas Instruments, Inc.	3,983	85,634
	Xilinx, Inc.	836	19,604
Semiconductors & Semiconductor Equipment Total			696,433
Software — 3.8%
	Adobe Systems, Inc. (a)	1,625	64,139
	Autodesk, Inc. (a)	680	22,814
	BMC Software, Inc. (a)	572	16,376
	CA, Inc.	1,203	24,012
	Citrix Systems, Inc. (a)	553	13,969
	Compuware Corp. (a)	771	7,471
	Electronic Arts, Inc. (a)	978	36,176
	Intuit, Inc. (a)	986	31,167
	Microsoft Corp.	23,920	638,425
	Novell, Inc. (a)	1,046	5,376
	Oracle Corp. (a)	11,942	242,542
	Salesforce.com, Inc. (a)	325	15,730

14

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Symantec Corp. (a)	2,558	50,086
Software Total			1,168,283
INFORMATION TECHNOLOGY TOTAL			4,950,915
MATERIALS — 3.4%
Chemicals — 2.0%
	Air Products & Chemicals, Inc.	657	44,998
	Ashland, Inc.	171	5,000
	CF Industries Holdings, Inc.	175	16,006
	Dow Chemical Co.	2,825	89,778
	E.I. Du Pont de Nemours & Co.	2,759	111,188
	Eastman Chemical Co.	242	13,325
	Ecolab, Inc.	545	26,443
	Hercules, Inc.	343	6,788
	International Flavors & Fragrances, Inc.	231	9,115
	Monsanto Co.	1,670	165,297
	PPG Industries, Inc.	496	28,927
	Praxair, Inc.	960	68,870
	Rohm and Haas Co.	376	26,320
	Sigma-Aldrich Corp.	377	19,762
Chemicals Total			631,817
Construction Materials — 0.1%
	Vulcan Materials Co.	342	25,479
Construction Materials Total			25,479
Containers & Packaging — 0.1%
	Ball Corp.	305	12,045
	Bemis Co., Inc.	311	8,151
	Pactiv Corp. (a)	392	9,733
	Sealed Air Corp.	480	10,555
Containers & Packaging Total			40,484
Metals & Mining — 0.9%
	AK Steel Holding Corp.	350	9,072
	Alcoa, Inc.	2,482	56,044
	Allegheny Technologies, Inc.	317	9,367
	Freeport-McMoRan Copper & Gold, Inc.	1,175	66,799
	Newmont Mining Corp.	1,404	54,419
	Nucor Corp.	976	38,552
	Titanium Metals Corp.	250	2,835
	United States Steel Corp.	364	28,250
Metals & Mining Total			265,338

15

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.3%
	International Paper Co.	1,300	34,034
	MeadWestvaco Corp.	531	12,378
	Weyerhaeuser Co.	647	39,195
Paper & Forest Products Total			85,607
MATERIALS TOTAL			1,048,725
TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 2.7%
	AT&T, Inc.	17,949	501,136
	CenturyTel, Inc.	324	11,875
	Embarq Corp.	433	17,558
	Frontier Communications Corp.	954	10,971
	Qwest Communications International, Inc.	4,516	14,587
	Verizon Communications, Inc.	8,680	278,541
	Windstream Corp.	1,332	14,572
Diversified Telecommunication Services Total			849,240
Wireless Telecommunication Services — 0.3%
	American Tower Corp., Class A (a)	1,200	43,164
	Sprint Nextel Corp.	8,708	53,119
Wireless Telecommunication Services Total			96,283
TELECOMMUNICATION SERVICES TOTAL			945,523
UTILITIES — 3.6%
Electric Utilities — 2.1%
	Allegheny Energy, Inc.	517	19,010
	American Electric Power Co., Inc.	1,217	45,065
	Duke Energy Corp.	3,845	67,018
	Edison International	996	39,740
	Entergy Corp.	583	51,893
	Exelon Corp.	2,013	126,054
	FirstEnergy Corp.	917	61,430
	FPL Group, Inc.	1,250	62,875
	Pepco Holdings, Inc.	625	14,319
	Pinnacle West Capital Corp.	312	10,736
	PPL Corp.	1,139	42,166
	Progress Energy, Inc.	789	34,030
	Southern Co.	2,346	88,421
Electric Utilities Total			662,757

16

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.1%
	Nicor, Inc.	145	6,431
	Questar Corp.	520	21,278
Gas Utilities Total			27,709
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	2,041	23,859
	Constellation Energy Group, Inc.	552	13,414
	Dynegy, Inc. (a)	1,552	5,556
Independent Power Producers & Energy Traders Total			42,829
Multi-Utilities — 1.2%
	Ameren Corp.	629	24,550
	CenterPoint Energy, Inc.	1,043	15,197
	CMS Energy Corp.	690	8,604
	Consolidated Edison, Inc.	825	35,442
	Dominion Resources, Inc.	1,760	75,293
	DTE Energy Co.	494	19,819
	Integrys Energy Group, Inc.	225	11,236
	NiSource, Inc.	839	12,384
	PG&E Corp.	1,087	40,708
	Public Service Enterprise Group, Inc.	1,545	50,661
	Sempra Energy	749	37,802
	TECO Energy, Inc.	640	10,067
	Xcel Energy, Inc.	1,362	27,226
Multi-Utilities Total			368,989
UTILITIES TOTAL			1,102,284

	Total Common Stocks (cost of $24,645,326)		31,021,101

		Par ($)
Short-Term Obligation — 0.5%

	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 1.400%, collateralized by a U.S. Government Agency Obligation maturing 07/15/37, market value $159,158 (repurchase proceeds $156,006)	156,000	156,000

	Total Short-Term Obligation (cost of $156,000)		156,000

	Total Investments — 100.6% (cost of $24,801,326)(d)(e)		31,177,101

	Other Assets & Liabilities, Net — (0.6)%		(172,423)

	Net Assets — 100.0%		31,004,678

17

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
	Level 1 – Quoted Prices	$31,021,101	$(12,392)
	Level 2 – Other Significant Observable Inputs	156,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$31,177,101	$(12,392)

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Non-income producing security.

(b)	Investments in affiliates during the nine months ended September 30, 2008:
	Security name: Bank of America Corp.
	Shares as of 12/31/07:		15,755
	Shares purchased:		150
	Shares sold:		(2,351)
	Corporate Action Spin off		340
	Shares as of 09/30/08:		13,894
	Net realized loss:		$(12,968)
	Dividend income earned:		$28,019
	Value at end of period:		$486,290

(c)	A portion of this security with a market value of $ 127,500, is pledged as collateral for open futures contracts.

18

(d)	Cost for federal income tax purposes is $24,801,326.

(e)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$10,069,430	$(3,693,655)	$6,375,775

At September 30, 2008 the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Futures	1	$291,850	$304,242	Dec-2008	$(12,392)

19

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Select Large Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY— 13.9%
Hotels, Restaurants & Leisure — 6.6%
	Carnival Corp.	4,390	155,187
	Las Vegas Sands Corp. (a)	3,386	122,268
Hotels, Restaurants & Leisure Total			277,455
Internet & Catalog Retail — 4.1%
	Amazon.com, Inc. (a)	2,395	174,260
Internet & Catalog Retail Total			174,260
Textiles, Apparel & Luxury Goods — 3.2%
	Coach, Inc. (a)	5,451	136,493
Textiles, Apparel & Luxury Goods Total			136,493
CONSUMER DISCRETIONARY TOTAL			588,208
FINANCIALS — 7.8%
Capital Markets — 3.3%
	T. Rowe Price Group, Inc.	2,546	136,746
Capital Markets Total			136,746
Diversified Financial Services — 4.5%
	CME Group, Inc.	515	191,328
Diversified Financial Services Total			191,328
FINANCIALS TOTAL			328,074
HEALTH CARE — 34.4%
Biotechnology — 7.8%
	Celgene Corp. (a)	2,765	174,969
	Gilead Sciences, Inc. (a)	3,429	156,294
Biotechnology Total			331,263
Health Care Equipment & Supplies — 15.2%
	Alcon, Inc.	941	151,981
	Hologic, Inc. (a)	10,075	194,750
	Intuitive Surgical, Inc. (a)	615	148,202
	Zimmer Holdings, Inc. (a)	2,343	151,264
Health Care Equipment & Supplies Total			646,197
Health Care Providers & Services — 4.1%
	Medco Health Solutions, Inc. (a)	3,888	174,960
Health Care Providers & Services Total			174,960
Life Sciences Tools & Services — 3.9%
	Covance, Inc. (a)	1,850	163,559
Life Sciences Tools & Services Total			163,559

1

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 3.4%
	Allergan, Inc.	2,778	143,067
Pharmaceuticals Total			143,067
HEALTH CARE TOTAL			1,459,046
INDUSTRIALS — 7.8%
Air Freight & Logistics — 3.5%
	Expeditors International Washington, Inc.	4,206	146,537
Air Freight & Logistics Total			146,537
Electrical Equipment — 4.3%
	First Solar, Inc. (a)	965	182,298
Electrical Equipment Total			182,298
INDUSTRIALS TOTAL			328,835
INFORMATION TECHNOLOGY — 29.8%
Communications Equipment — 6.2%
	QUALCOMM, Inc.	3,259	140,039
	Research In Motion Ltd. (a)	1,757	120,003
Communications Equipment Total			260,042
Computers & Peripherals — 3.0%
	Apple, Inc. (a)	1,123	127,640
Computers & Peripherals Total			127,640
Internet Software & Services — 8.3%
	Akamai Technologies, Inc. (a)	10,982	191,526
	Google, Inc., Class A (a)	401	160,609
Internet Software & Services Total			352,135
IT Services — 6.8%
	Infosys Technologies Ltd., ADR	4,027	134,139
	MasterCard, Inc., Class A	867	153,745
IT Services Total			287,884

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 5.5%
Electronic Arts, Inc. (a)	3,345	123,732
VMware, Inc., Class A (a)	4,161	110,849
Software Total		234,581
INFORMATION TECHNOLOGY TOTAL		1,262,282
TELECOMMUNICATION SERVICES — 4.5%
Wireless Telecommunication Services — 4.5%
America Movil SAB de CV, Series L, ADR	4,125	191,235
Wireless Telecommunication Services Total		191,235
TELECOMMUNICATION SERVICES TOTAL		191,235

Total Common Stocks (cost of $4,855,649)		4,157,680

Total Investments — 98.2% (cost of $4,855,649)(b)(c)		4,157,680

Other Assets & Liabilities, Net — 1.8%		78,319

Net Assets — 100.0%		4,235,999

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 2, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$4,157,680	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$4,157,680	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for the purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $4,855,649.

(c)	Unrealized appreciation and depreciation at September 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$18,166	$(716,135)	$(697,969)

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Select Opportunities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.9%
CONSUMER DISCRETIONARY — 9.0%
Auto Components — 2.5%
	BorgWarner, Inc.	1,400	45,878
	Lear Corp. (a)	6,600	69,300
Auto Components Total			115,178
Diversified Consumer Services — 0.4%
	Sotheby’s	900	18,054
Diversified Consumer Services Total			18,054
Hotels, Restaurants & Leisure — 0.6%
	Life Time Fitness, Inc. (a)	900	28,143
Hotels, Restaurants & Leisure Total			28,143
Media — 1.0%
	John Wiley & Sons, Inc., Class A	1,200	48,540
Media Total			48,540
Multiline Retail — 4.5%
	Dillard’s, Inc., Class A	5,400	63,720
	Sears Holdings Corp. (a)	1,600	149,600
Multiline Retail Total			213,320
CONSUMER DISCRETIONARY TOTAL			423,235
CONSUMER STAPLES — 3.5%
Food & Staples Retailing — 2.1%
	Olam International Ltd.	79,000	101,329
Food & Staples Retailing Total			101,329
Food Products — 1.4%
	Wilmar International Ltd.	37,000	65,911
Food Products Total			65,911
CONSUMER STAPLES TOTAL			167,240
ENERGY — 12.4%
Oil, Gas & Consumable Fuels — 12.4%
	Apache Corp.	1,700	177,276
	Cimarex Energy Co.	2,200	107,602
	El Paso Corp.	8,000	102,080
	Exxon Mobil Corp.	2,000	155,320
	Petroleo Brasileiro SA, ADR	1,000	43,950
Oil, Gas & Consumable Fuels Total			586,228
ENERGY TOTAL			586,228
FINANCIALS — 23.5%
Capital Markets — 2.2%
	American Capital Ltd.	4,000	102,040
Capital Markets Total			102,040

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 13.8%
	Hong Kong Exchanges & Clearing Ltd.	3,000	37,281
	Leucadia National Corp.	4,700	213,568
	Nasdaq OMX Group (a)	4,800	146,736
	NYSE Euronext	3,900	152,802
	Singapore Exchange Ltd.	23,000	99,690
Diversified Financial Services Total			650,077
Insurance — 5.5%
	Berkshire Hathaway Inc., Class A (a)	2	261,200
Insurance Total			261,200
Real Estate Management & Development — 2.0%
	St. Joe Co.	2,400	93,816
Real Estate Management & Development Total			93,816
FINANCIALS TOTAL			1,107,133
HEALTH CARE — 5.6%
Biotechnology — 0.6%
	Senomyx, Inc. (a)	6,000	27,180
Biotechnology Total			27,180
Pharmaceuticals — 5.0%
	Johnson & Johnson	1,500	103,920
	Novo Nordisk A/S, ADR	2,550	130,560
Pharmaceuticals Total			234,480
HEALTH CARE TOTAL			261,660
INDUSTRIALS — 22.1%
Aerospace & Defense — 5.8%
	Bombardier, Inc., Class B	33,000	151,800
	Rolls-Royce Group PLC, ADR	4,200	122,850
Aerospace & Defense Total			274,650
Air Freight & Logistics — 1.7%
	Expeditors International Washington, Inc.	2,300	80,132
Air Freight & Logistics Total			80,132
Building Products — 1.7%
	Simpson Manufacturing Co., Inc.	3,000	81,270
Building Products Total			81,270
Construction & Engineering — 5.4%
	Granite Construction, Inc.	1,800	64,476
	Quanta Services, Inc. (a)	7,000	189,070
Construction & Engineering Total			253,546

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 3.4%
	American Superconductor Corp. (a)	6,800	160,276
Electrical Equipment Total			160,276
Industrial Conglomerates — 1.5%
	Jardine Strategic Holdings Ltd.	5,000	70,472
Industrial Conglomerates Total			70,472
Trading Companies & Distributors — 2.6%
	Noble Group Ltd.	130,000	122,560
Trading Companies & Distributors Total			122,560
INDUSTRIALS TOTAL			1,042,906
INFORMATION TECHNOLOGY — 2.7%
Electronic Equipment, Instruments & Components — 2.0%
	National Instruments Corp.	3,100	93,155
Electronic Equipment, Instruments & Components Total			93,155
Semiconductors & Semiconductor Equipment — 0.7%
	Microchip Technology, Inc.	1,200	35,316
Semiconductors & Semiconductor Equipment Total			35,316
INFORMATION TECHNOLOGY TOTAL			128,471
MATERIALS — 19.6%
Chemicals — 9.6%
	Huabao International Holdings Ltd.	92,000	70,538
	Monsanto Co.	2,700	267,246
	Solutia, Inc. (a)	8,000	112,000
Chemicals Total			449,784
Construction Materials — 3.0%
	Vulcan Materials Co.	1,900	141,550
Construction Materials Total			141,550
Metals & Mining — 5.0%
	Alcoa, Inc.	4,000	90,320
	Nucor Corp.	3,700	146,150
Metals & Mining Total			236,470

3

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 2.0%
	AbitibiBowater, Inc. (a)	12,000	46,440
	Aracruz Celulose SA, ADR	1,300	47,723
Paper & Forest Products Total			94,163
MATERIALS TOTAL			921,967
UTILITIES — 1.5%
Independent Power Producers & Energy Traders — 1.5%
	AES Corp. (a)	6,000	70,140
Independent Power Producers & Energy Traders Total			70,140
UTILITIES TOTAL			70,140

	Total Common Stocks (cost of $4,977,794)		4,708,980

	Total Investments — 99.9% (cost of $4,977,794)(b)(c)		4,708,980

	Other Assets & Liabilities, Net — 0.1%		4,736

	Net Assets — 100.0%		4,713,716

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 2, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  September 30, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$4,211,671	$—
	Level 2 – Other Significant Observable Inputs	497,309	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$4,708,980	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $4,977,794.

(c)	Unrealized appreciation and depreciation at September 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$93,356	$(362,170)	$(268,814)

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Small Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 100.9%
CONSUMER DISCRETIONARY — 10.0%
Auto Components — 0.6%
	BorgWarner, Inc.	57,380	1,880,343
	Modine Manufacturing Co.	61,580	891,678
Auto Components Total			2,772,021
Diversified Consumer Services — 0.6%
	Regis Corp.	48,292	1,328,030
	Sotheby’s	66,820	1,340,409
Diversified Consumer Services Total			2,668,439
Hotels, Restaurants & Leisure — 1.7%
	Benihana, Inc., Class A (a)	185,642	853,953
	Bob Evans Farms, Inc.	63,930	1,744,650
	CEC Entertainment, Inc. (a)	51,750	1,718,100
	Landry’s Restaurants, Inc.	84,870	1,319,728
	O’Charleys, Inc.	86,210	754,338
	Red Robin Gourmet Burgers, Inc. (a)	31,990	857,332
Hotels, Restaurants & Leisure Total			7,248,101
Household Durables — 1.9%
	American Greetings Corp., Class A	172,930	2,644,100
	Cavco Industries, Inc. (a)	37,013	1,338,020
	CSS Industries, Inc.	47,306	1,217,656
	Ethan Allen Interiors, Inc.	34,210	958,564
	Furniture Brands International, Inc.	83,830	881,892
	Universal Electronics, Inc. (a)	41,025	1,024,804
Household Durables Total			8,065,036
Internet & Catalog Retail — 0.2%
	NutriSystem, Inc.	51,070	904,960
Internet & Catalog Retail Total			904,960
Leisure Equipment & Products — 0.6%
	Brunswick Corp.	149,408	1,910,928
	MarineMax, Inc. (a)	113,478	820,446
Leisure Equipment & Products Total			2,731,374
Multiline Retail — 0.3%
	Saks, Inc. (a)	156,615	1,448,689
Multiline Retail Total			1,448,689
Specialty Retail — 2.8%
	America’s Car-Mart, Inc. (a)	114,719	2,132,626
	Foot Locker, Inc.	82,378	1,331,229
	Monro Muffler Brake, Inc.	119,660	2,759,360

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	OfficeMax, Inc.	150,090	1,334,300
	Rent-A-Center, Inc. (a)	136,633	3,044,183
	Shoe Carnival, Inc. (a)	13,610	222,932
	Zale Corp. (a)	57,290	1,432,250
Specialty Retail Total			12,256,880
Textiles, Apparel & Luxury Goods — 1.3%
	Hampshire Group Ltd. (a)	88,830	657,342
	Movado Group, Inc.	76,140	1,701,729
	Phillips-Van Heusen Corp.	39,330	1,491,000
	Wolverine World Wide, Inc.	72,840	1,927,347
Textiles, Apparel & Luxury Goods Total			5,777,418
CONSUMER DISCRETIONARY TOTAL			43,872,918
CONSUMER STAPLES — 5.6%
Beverages — 0.1%
	MGP Ingredients, Inc.	187,689	533,037
Beverages Total			533,037
Food & Staples Retailing — 2.2%
	BJ’s Wholesale Club, Inc. (a)	53,440	2,076,678
	Ruddick Corp.	58,330	1,892,809
	Spartan Stores, Inc.	26,150	650,612
	Weis Markets, Inc.	92,891	3,345,005
	Whole Foods Market, Inc.	73,480	1,471,804
Food & Staples Retailing Total			9,436,908
Food Products — 2.9%
	Flowers Foods, Inc.	48,144	1,413,508
	Fresh Del Monte Produce, Inc. (a)	109,720	2,435,784
	J & J Snack Foods Corp.	43,320	1,468,981
	Lancaster Colony Corp.	56,357	2,122,404
	Lance, Inc.	85,426	1,938,316
	Maui Land & Pineapple Co., Inc. (a)	59,885	1,646,239
	Ralcorp Holdings, Inc. (a)	25,410	1,712,888
Food Products Total			12,738,120

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.4%
	NBTY, Inc. (a)	59,090	1,744,337
Personal Products Total			1,744,337
CONSUMER STAPLES TOTAL			24,452,402
ENERGY — 4.3%
Energy Equipment & Services — 1.9%
	Complete Production Services, Inc. (a)	70,320	1,415,541
	Key Energy Services, Inc. (a)	101,550	1,177,980
	Newpark Resources, Inc. (a)	99,692	727,752
	Oil States International, Inc. (a)	25,185	890,290
	Patterson-UTI Energy, Inc.	41,830	837,436
	TGC Industries, Inc. (a)	128,460	675,700
	Tidewater, Inc.	40,770	2,257,027
	TriCo Marine Services, Inc. (a)	18,935	323,410
Energy Equipment & Services Total			8,305,136
Oil, Gas & Consumable Fuels — 2.4%
	Comstock Resources, Inc. (a)	30,770	1,540,038
	Frontier Oil Corp.	67,340	1,240,403
	Harvest Natural Resources, Inc. (a)	196,130	1,984,835
	Holly Corp.	44,380	1,283,470
	Nordic American Tanker Shipping	35,951	1,152,589
	Stone Energy Corp. (a)	51,757	2,190,874
	Swift Energy Co. (a)	27,640	1,069,392
Oil, Gas & Consumable Fuels Total			10,461,601
ENERGY TOTAL			18,766,737
FINANCIALS — 32.8%
Capital Markets — 0.5%
	Piper Jaffray Companies, Inc. (a)	54,510	2,357,557
Capital Markets Total			2,357,557
Commercial Banks — 9.0%
	BancFirst Corp.	44,964	2,173,110
	BancTrust Financial Group, Inc.	146,258	1,918,905
	Bank of Granite Corp. (a)	163,085	379,988
	Bryn Mawr Bank Corp.	88,012	1,934,504
	Capital Corp. of the West	127,252	503,918
	Capitol Bancorp Ltd.	108,558	2,115,795
	Chemical Financial Corp.	120,761	3,760,498
	Columbia Banking System, Inc.	80,344	1,424,499
	Community Trust Bancorp, Inc.	56,609	1,947,350
	First Citizens BancShares, Inc., Class A	20,063	3,591,277

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	First Financial Corp.	79,503	3,735,051
	First Horizon National Corp. (a)	134,009	1,254,325
	First National Bank of Alaska	740	1,324,600
	Mass Financial Corp., Class A (a)	154,340	694,530
	Merchants Bancshares, Inc.	84,989	2,060,983
	Northfield Bancorp, Inc. (a)	101,687	1,231,430
	Northrim BanCorp, Inc.	94,876	1,555,966
	Sterling Bancorp NY	132,214	1,911,814
	Taylor Capital Group, Inc. (a)	99,589	1,194,072
	West Coast Bancorp	118,700	1,740,142
	Whitney Holding Corp.	130,360	3,161,230
Commercial Banks Total			39,613,987
Consumer Finance — 1.0%
	Advance America Cash Advance Centers, Inc.	235,720	704,803
	Cash America International, Inc.	104,880	3,779,875
Consumer Finance Total			4,484,678
Diversified Financial Services — 0.5%
	Medallion Financial Corp.	211,238	2,211,662
Diversified Financial Services Total			2,211,662
Insurance — 9.5%
	Baldwin & Lyons, Inc., Class B	79,840	1,913,765
	CNA Surety Corp. (a)	141,511	2,363,234
	eHealth, Inc. (a)	77,963	1,247,408
	EMC Insurance Group, Inc.	87,435	2,577,584
	FBL Financial Group, Inc.	70,805	1,974,751
	Harleysville Group, Inc.	54,411	2,056,736
	Horace Mann Educators Corp.	175,416	2,257,604
	IPC Holdings Ltd.	74,320	2,245,207
	Max Capital Group Ltd.	102,430	2,379,449
	Mercury General Corp.	23,560	1,289,910
	National Western Life Insurance Co., Class A	9,006	2,180,082
	Navigators Group, Inc. (a)	51,670	2,996,860
	Phoenix Companies, Inc.	313,001	2,892,129
	RAM Holdings Ltd. (a)	383,539	644,346
	RLI Corp.	34,587	2,147,507
	Safety Insurance Group, Inc.	58,260	2,209,802
	Selective Insurance Group, Inc.	88,172	2,020,902
	Stewart Information Services Corp.	84,660	2,518,635

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	United America Indemnity Ltd., Class A (a)	274,018	3,899,276
Insurance Total			41,815,187
Real Estate Investment Trusts (REITs) — 6.2%
	DCT Industrial Trust, Inc.	240,788	1,803,502
	DiamondRock Hospitality Co.	215,190	1,958,229
	DuPont Fabros Technology, Inc.	99,342	1,514,966
	Franklin Street Properties Corp.	184,062	2,392,806
	Getty Realty Corp.	59,693	1,323,394
	LaSalle Hotel Properties	95,880	2,235,922
	National Health Investors, Inc.	62,680	2,142,402
	Potlatch Corp.	86,860	4,029,435
	Realty Income Corp.	94,390	2,416,384
	Sun Communities, Inc.	124,542	2,467,177
	Universal Health Realty Income Trust	64,707	2,517,102
	Urstadt Biddle Properties, Inc., Class A	118,958	2,230,463
Real Estate Investment Trusts (REITs) Total			27,031,782
Real Estate Management & Development — 0.1%
	Avatar Holdings, Inc. (a)	8,624	284,592
Real Estate Management & Development Total			284,592
Thrifts & Mortgage Finance — 6.0%
	Bank Mutual Corp.	239,924	2,723,137
	BankFinancial Corp.	144,937	2,127,675
	Beneficial Mutual Bancorp, Inc. (a)	180,993	2,289,561
	Brookline Bancorp, Inc.	280,920	3,592,967
	Clifton Savings Bancorp, Inc.	146,725	1,759,233
	Corus Bankshares, Inc.	340,579	1,379,345
	ESSA Bancorp, Inc.	97,426	1,354,221
	Flagstar BanCorp, Inc.	308,077	918,069
	Home Federal Bancorp, Inc.	186,830	2,382,083
	TrustCo Bank Corp. NY	171,806	2,011,848
	United Financial Bancorp, Inc.	120,361	1,787,361
	Washington Federal, Inc.	103,670	1,912,712
	Westfield Financial, Inc.	216,262	2,227,499
Thrifts & Mortgage Finance Total			26,465,711
FINANCIALS TOTAL			144,265,156
HEALTH CARE — 9.8%
Health Care Equipment & Supplies — 2.1%
	Analogic Corp.	32,670	1,625,659
	Haemonetics Corp. (a)	36,240	2,236,733
	Hill-Rom Holdings, Inc.	59,120	1,791,927

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
	STERIS Corp.	94,850	3,564,463
Health Care Equipment & Supplies Total			9,218,782
Health Care Providers & Services — 6.3%
	Amedisys, Inc. (a)	34,430	1,675,708
	AmSurg Corp. (a)	66,000	1,681,020
	Cross Country Healthcare, Inc. (a)	180,542	2,941,029
	Gentiva Health Services, Inc. (a)	119,071	3,207,773
	Healthspring, Inc. (a)	46,212	977,846
	Kindred Healthcare, Inc. (a)	113,170	3,120,097
	Magellan Health Services, Inc. (a)	26,920	1,105,335
	NovaMed, Inc. (a)	268,336	1,271,913
	Owens & Minor, Inc.	61,301	2,973,098
	Pediatrix Medical Group, Inc. (a)	42,606	2,297,316
	RehabCare Group, Inc. (a)	135,322	2,449,328
	Res-Care, Inc. (a)	150,905	2,737,417
	U.S. Physical Therapy, Inc. (a)	73,195	1,270,665
Health Care Providers & Services Total			27,708,545
Life Sciences Tools & Services — 1.4%
	Bio-Rad Laboratories, Inc., Class A (a)	27,900	2,765,448
	PAREXEL International Corp. (a)	75,990	2,177,873
	Varian, Inc. (a)	28,510	1,223,079
Life Sciences Tools & Services Total			6,166,400
HEALTH CARE TOTAL			43,093,727
INDUSTRIALS — 13.4%
Aerospace & Defense — 0.7%
	AAR Corp. (a)	62,800	1,041,852
	Esterline Technologies Corp. (a)	26,510	1,049,531
	Moog, Inc., Class A (a)	25,170	1,079,290
Aerospace & Defense Total			3,170,673
Airlines — 0.5%
	JetBlue Airways Corp. (a)	175,550	868,973
	Skywest, Inc.	97,550	1,558,849
Airlines Total			2,427,822
Building Products — 1.8%
	Builders FirstSource, Inc. (a)	212,538	1,273,103
	Lennox International, Inc.	55,400	1,843,158
	NCI Building Systems, Inc. (a)	74,210	2,356,167
	Trex Co., Inc. (a)	62,285	1,127,981

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — (continued)
	Universal Forest Products, Inc.	37,070	1,294,114
Building Products Total			7,894,523
Commercial Services & Supplies — 3.9%
	ABM Industries, Inc.	64,480	1,408,243
	Casella Waste Systems, Inc., Class A (a)	124,302	1,459,306
	CBIZ, Inc. (a)	167,708	1,417,133
	CDI Corp.	67,949	1,517,301
	Consolidated Graphics, Inc. (a)	59,940	1,817,980
	Healthcare Services Group, Inc.	78,874	1,442,605
	Kimball International, Inc., Class B	105,234	1,136,527
	Korn/Ferry International (a)	100,060	1,783,069
	MPS Group, Inc. (a)	307,984	3,104,479
	United Stationers, Inc. (a)	39,650	1,896,460
Commercial Services & Supplies Total			16,983,103
Construction & Engineering — 1.0%
	EMCOR Group, Inc. (a)	94,790	2,494,873
	KHD Humboldt Wedag International Ltd. (a)	94,202	1,806,794
Construction & Engineering Total			4,301,667
Electrical Equipment — 0.7%
	Belden, Inc.	54,560	1,734,462
	Woodward Governor Co.	40,040	1,412,211
Electrical Equipment Total			3,146,673
Machinery — 1.2%
	EnPro Industries, Inc. (a)	79,912	2,969,530
	Harsco Corp.	33,994	1,264,237
	Kadant, Inc. (a)	39,158	891,627
Machinery Total			5,125,394
Road & Rail — 2.4%
	Amerco, Inc. (a)	28,200	1,182,426
	Genesee & Wyoming, Inc., Class A (a)	51,270	1,923,650
	Heartland Express, Inc.	97,580	1,514,442
	Knight Transportation, Inc.	58,720	996,478
	Ryder System, Inc.	18,370	1,138,940
	Werner Enterprises, Inc.	177,310	3,849,400
Road & Rail Total			10,605,336
Trading Companies & Distributors — 1.2%
	Kaman Corp.	73,706	2,099,147

7

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — (continued)
	Watsco, Inc.	66,860	3,361,721
Trading Companies & Distributors Total			5,460,868
INDUSTRIALS TOTAL			59,116,059
INFORMATION TECHNOLOGY — 12.0%
Communications Equipment — 1.7%
	Anaren, Inc. (a)	135,531	1,375,640
	Bel Fuse, Inc., Class B	33,500	953,745
	Black Box Corp.	56,908	1,965,033
	Comtech Telecommunications Corp. (a)	28,920	1,424,021
	Dycom Industries, Inc. (a)	115,120	1,498,863
	Tollgrade Communications, Inc. (a)	88,857	373,199
Communications Equipment Total			7,590,501
Computers & Peripherals — 1.2%
	Brocade Communications Systems, Inc. (a)	169,030	983,754
	Electronics for Imaging, Inc. (a)	102,260	1,424,482
	Emulex Corp. (a)	134,100	1,430,847
	QLogic Corp. (a)	88,750	1,363,200
Computers & Peripherals Total			5,202,283
Electronic Equipment, Instruments & Components — 3.5%
	Anixter International, Inc. (a)	52,140	3,102,851
	Benchmark Electronics, Inc. (a)	167,355	2,356,358
	Brightpoint, Inc. (a)	218,154	1,570,709
	CPI International, Inc. (a)	105,090	1,521,703
	GSI Group Inc / Canada (a)	141,850	500,731
	MTS Systems Corp.	53,207	2,240,015
	NAM TAI Electronics, Inc.	216,937	1,772,375
	Plexus Corp. (a)	49,060	1,015,542
	Vishay Intertechnology, Inc. (a)	188,100	1,245,222
Electronic Equipment, Instruments & Components Total			15,325,506
IT Services — 1.3%
	CACI International, Inc., Class A (a)	40,170	2,012,517
	CSG Systems International, Inc. (a)	73,685	1,291,698
	MAXIMUS, Inc.	43,990	1,620,592
	TeleTech Holdings, Inc. (a)	49,837	619,972
IT Services Total			5,544,779

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 2.0%
	Actel Corp. (a)	118,482	1,478,655
	Advanced Energy Industries, Inc. (a)	63,780	872,510
	ATMI, Inc. (a)	28,770	517,285
	Fairchild Semiconductor International, Inc. (a)	105,040	933,806
	Kulicke & Soffa Industries, Inc. (a)	225,450	1,016,780
	Mattson Technology, Inc. (a)	228,910	1,082,744
	MKS Instruments, Inc. (a)	64,502	1,284,235
	RF Micro Devices, Inc. (a)	209,990	613,171
	Ultra Clean Holdings (a)	103,310	520,682
	Varian Semiconductor Equipment Associates, Inc. (a)	24,797	622,901
Semiconductors & Semiconductor Equipment Total			8,942,769
Software — 2.3%
	Jack Henry & Associates, Inc.	60,420	1,228,339
	Lawson Software, Inc. (a)	89,894	629,258
	Mentor Graphics Corp. (a)	119,960	1,361,546
	MSC.Software Corp. (a)	169,652	1,815,276
	Progress Software Corp. (a)	51,500	1,338,485
	SPSS, Inc. (a)	34,300	1,007,048
	Sybase, Inc. (a)	89,950	2,754,269
Software Total			10,134,221
INFORMATION TECHNOLOGY TOTAL			52,740,059
MATERIALS — 5.8%
Chemicals — 2.2%
	Ashland, Inc.	39,610	1,158,196
	Cytec Industries, Inc.	32,250	1,254,847
	H.B. Fuller Co.	148,080	3,090,430
	OM Group, Inc. (a)	74,490	1,676,025
	Sensient Technologies Corp.	95,090	2,674,882
Chemicals Total			9,854,380
Construction Materials — 0.4%
	Eagle Materials, Inc.	69,820	1,561,873
Construction Materials Total			1,561,873
Containers & Packaging — 1.8%
	AptarGroup, Inc.	23,500	919,085
	Greif, Inc., Class A	31,292	2,053,381
	Greif, Inc., Class B	65,347	3,409,807
	Packaging Corp. of America	69,778	1,617,454
Containers & Packaging Total			7,999,727

9

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.2%
	Carpenter Technology Corp.	28,320	726,408
	Harry Winston Diamond Corp.	101,290	1,347,157
	Haynes International, Inc. (a)	29,175	1,366,265
	Worthington Industries, Inc.	126,100	1,883,934
Metals & Mining Total			5,323,764
Paper & Forest Products — 0.2%
	Mercer International, Inc. (a)	189,871	694,928
Paper & Forest Products Total			694,928
MATERIALS TOTAL			25,434,672
TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.3%
	Warwick Valley Telephone Co.	97,196	1,089,567
Diversified Telecommunication Services Total			1,089,567
Wireless Telecommunication Services — 0.4%
	Syniverse Holdings, Inc. (a)	107,995	1,793,797
Wireless Telecommunication Services Total			1,793,797
TELECOMMUNICATION SERVICES TOTAL			2,883,364
UTILITIES — 6.5%
Electric Utilities — 3.7%
	ALLETE, Inc.	64,170	2,855,565
	El Paso Electric Co. (a)	144,171	3,027,591
	Hawaiian Electric Industries, Inc.	70,480	2,051,673
	Maine & Maritimes Corp. (a)	20,755	683,877
	MGE Energy, Inc.	67,913	2,414,307
	Portland General Electric Co.	116,731	2,761,855
	UIL Holdings Corp.	77,354	2,655,563
Electric Utilities Total			16,450,431
Independent Power Producers & Energy Traders — 0.6%
	Black Hills Corp.	87,380	2,714,897
Independent Power Producers & Energy Traders Total			2,714,897
Multi-Utilities — 2.2%
	Avista Corp.	134,270	2,915,002
	CH Energy Group, Inc.	100,195	4,365,496
	NorthWestern Corp.	90,730	2,280,045
Multi-Utilities Total			9,560,543
UTILITIES TOTAL			28,725,871

	Total Common Stocks (cost of $481,383,454)		443,350,965

10

Total Investments — 100.9% (cost of $481,383,454)(b)(c)	$443,350,965

Other Assets & Liabilities, Net — (0.9)%	(3,810,395)

Net Assets — 100.0%	$439,540,570

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$443,350,965	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$443,350,965	$—

11

	The following table reconciles asset balances for the nine month period ending September 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in Securities	Other Financial Instruments
	Balance as of January 1, 2008	$262,535	$—
	Accretion of Discounts/Amortization of Premiums	—	—
	Realized loss	(67,753)	—
	Change in unrealized depreciation	(119,378)
	Net sales	(75,404)
	Transfers in or out of Level 3	—
	Balance as of September 30, 2008	$—	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $481,383,454.

(c)	Unrealized appreciation and depreciation at September 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$42,252,889	$(80,285,378)	$(38,032,489)

12

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Small Company Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.6%
CONSUMER DISCRETIONARY — 12.7%
Distributors — 0.8%
	LKQ Corp. (a)	27,776	471,359
Distributors Total			471,359
Diversified Consumer Services — 0.8%
	Capella Education Co. (a)	11,628	498,376
Diversified Consumer Services Total			498,376
Hotels, Restaurants & Leisure — 2.9%
	Bally Technologies, Inc. (a)	10,580	320,362
	Panera Bread Co., Class A (a)	9,057	461,001
	Red Robin Gourmet Burgers, Inc. (a)	12,853	344,461
	WMS Industries, Inc. (a)	22,055	674,221
Hotels, Restaurants & Leisure Total			1,800,045
Household Durables — 0.6%
	Tempur-Pedic International, Inc.	31,230	367,265
Household Durables Total			367,265
Internet & Catalog Retail — 0.8%
	NetFlix, Inc. (a)	16,248	501,738
Internet & Catalog Retail Total			501,738
Media — 1.1%
	Marvel Entertainment, Inc. (a)	20,605	703,455
Media Total			703,455
Specialty Retail — 2.6%
	Chico’s FAS, Inc. (a)	56,440	308,727
	Citi Trends, Inc. (a)	16,435	267,726
	J Crew Group, Inc. (a)	20,701	591,428
	Tractor Supply Co. (a)	10,510	441,945
Specialty Retail Total			1,609,826
Textiles, Apparel & Luxury Goods — 3.1%
	Fossil, Inc. (a)	14,679	414,388
	Lululemon Athletica, Inc. (a)	21,240	489,157
	Phillips-Van Heusen Corp.	14,307	542,378
	Warnaco Group, Inc. (a)	11,167	505,754
Textiles, Apparel & Luxury Goods Total			1,951,677
CONSUMER DISCRETIONARY TOTAL			7,903,741
CONSUMER STAPLES — 2.8%
Beverages — 0.7%
	Central European Distribution Corp. (a)	9,356	424,856
Beverages Total			424,856

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 0.5%
	Longs Drug Stores Corp.	4,583	346,658
Food & Staples Retailing Total			346,658
Food Products — 1.1%
	Flowers Foods, Inc.	11,687	343,130
	Sanderson Farms, Inc.	8,719	320,336
Food Products Total			663,466
Personal Products — 0.5%
	Chattem, Inc. (a)	3,742	292,550
Personal Products Total			292,550
CONSUMER STAPLES TOTAL			1,727,530
ENERGY — 9.0%
Energy Equipment & Services — 2.7%
	Basic Energy Services, Inc. (a)	15,630	332,919
	Dril-Quip, Inc. (a)	3,912	169,742
	IHS, Inc., Class A (a)	10,794	514,226
	Pioneer Drilling Co. (a)	23,758	315,982
	T-3 Energy Services, Inc. (a)	9,160	340,019
Energy Equipment & Services Total			1,672,888
Oil, Gas & Consumable Fuels — 6.3%
	Arena Resources, Inc. (a)	11,597	450,543
	Atlas America, Inc.	12,260	418,189
	Berry Petroleum Co., Class A	11,270	436,487
	Bill Barrett Corp. (a)	10,000	321,100
	Carrizo Oil & Gas, Inc. (a)	9,069	328,933
	Comstock Resources, Inc. (a)	13,218	661,561
	Concho Resources, Inc. (a)	19,800	546,678
	EXCO Resources, Inc. (a)	18,000	293,760
	Penn Virginia Corp.	8,453	451,728
Oil, Gas & Consumable Fuels Total			3,908,979
ENERGY TOTAL			5,581,867
FINANCIALS — 5.6%
Capital Markets — 1.3%
	Stifel Financial Corp. (a)	6,391	318,911
	Waddell & Reed Financial, Inc., Class A	20,868	516,483
Capital Markets Total			835,394

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 0.6%
	Pinnacle Financial Partners, Inc. (a)	12,413	382,320
Commercial Banks Total			382,320
Consumer Finance — 1.0%
	World Acceptance Corp. (a)	16,330	587,880
Consumer Finance Total			587,880
Diversified Financial Services — 0.9%
	Portfolio Recovery Associates, Inc. (a)	11,658	566,929
Diversified Financial Services Total			566,929
Real Estate Investment Trusts (REITs) — 1.8%
	BioMed Realty Trust, Inc.	17,897	473,376
	Home Properties, Inc.	6,349	367,924
	National Retail Properties, Inc.	11,554	276,718
Real Estate Investment Trusts (REITs) Total			1,118,018
FINANCIALS TOTAL			3,490,541
HEALTH CARE — 25.2%
Biotechnology — 8.8%
	Alexion Pharmaceuticals, Inc. (a)	14,542	571,501
	Array Biopharma, Inc. (a)	48,392	371,651
	BioMarin Pharmaceuticals, Inc. (a)	20,787	550,648
	Cepheid, Inc. (a)	25,648	354,712
	Myriad Genetics, Inc. (a)	6,764	438,848
	Omrix Biopharmaceuticals, Inc. (a)	24,430	438,274
	Onyx Pharmaceuticals, Inc. (a)	16,889	611,044
	OSI Pharmaceuticals, Inc. (a)	6,899	340,052
	Regeneron Pharmaceuticals, Inc. (a)	21,751	474,824
	Rigel Pharmaceuticals, Inc. (a)	10,150	237,002
	Seattle Genetics, Inc. (a)	30,152	322,626
	United Therapeutics Corp. (a)	7,021	738,399
Biotechnology Total			5,449,581
Health Care Equipment & Supplies — 7.2%
	ArthroCare Corp. (a)	9,684	268,440
	China Medical Technologies, Inc., ADR	11,733	382,261
	Haemonetics Corp. (a)	4,853	299,527
	Hologic, Inc. (a)	25,863	499,932
	Immucor, Inc. (a)	15,196	485,664
	Insulet Corp. (a)	7,670	106,766
	Masimo Corp. (a)	8,213	305,524
	Meridian Bioscience, Inc.	9,506	276,054
	NuVasive, Inc. (a)	9,614	474,259
	RTI Biologics, Inc. (a)	16,553	154,771

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
	STERIS Corp.	8,840	332,207
	Wright Medical Group, Inc. (a)	29,463	896,854
Health Care Equipment & Supplies Total			4,482,259
Health Care Providers & Services — 4.6%
	Alliance Imaging, Inc. (a)	55,501	569,995
	Amedisys, Inc. (a)	1,290	62,785
	inVentiv Health, Inc. (a)	37,391	660,325
	MWI Veterinary Supply, Inc. (a)	7,825	307,444
	Owens & Minor, Inc.	7,550	366,175
	Psychiatric Solutions, Inc. (a)	23,156	878,770
Health Care Providers & Services Total			2,845,494
Health Care Technology — 0.7%
	Eclipsys Corp. (a)	19,950	417,952
Health Care Technology Total			417,952
Life Sciences Tools & Services — 2.5%
	Bio-Rad Laboratories, Inc., Class A (a)	4,208	417,097
	Dionex Corp. (a)	7,660	486,793
	PAREXEL International Corp. (a)	21,547	617,537
Life Sciences Tools & Services Total			1,521,427
Pharmaceuticals — 1.4%
	Auxilium Pharmaceuticals, Inc. (a)	8,470	274,428
	Eurand NV (a)	33,123	601,514
Pharmaceuticals Total			875,942
HEALTH CARE TOTAL			15,592,655
INDUSTRIALS — 17.9%
Aerospace & Defense — 2.4%
	Curtiss-Wright Corp.	3,883	176,482
	Hexcel Corp. (a)	27,160	371,820
	Teledyne Technologies, Inc. (a)	16,222	927,250
Aerospace & Defense Total			1,475,552
Air Freight & Logistics — 1.4%
	HUB Group, Inc., Class A (a)	22,253	837,825
Air Freight & Logistics Total			837,825
Commercial Services & Supplies — 3.7%
	EnergySolutions, Inc.	29,546	295,460
	Geo Group, Inc. (a)	32,179	650,338
	Mobile Mini, Inc. (a)	33,298	643,650

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
	Waste Connections, Inc. (a)	20,990	719,957
Commercial Services & Supplies Total			2,309,405
Construction & Engineering — 1.7%
	EMCOR Group, Inc. (a)	23,991	631,443
	Granite Construction, Inc.	11,185	400,647
Construction & Engineering Total			1,032,090
Electrical Equipment — 3.5%
	Energy Conversion Devices, Inc. (a)	5,267	306,803
	GrafTech International Ltd. (a)	20,450	309,000
	II-VI, Inc. (a)	15,315	592,078
	Polypore International, Inc. (a)	21,404	460,400
	Woodward Governor Co.	14,990	528,697
Electrical Equipment Total			2,196,978
Machinery — 3.2%
	Chart Industries, Inc. (a)	10,772	307,648
	Dynamic Materials Corp.	8,804	204,341
	Lindsay Corp.	4,596	334,359
	Nordson Corp.	5,556	272,855
	Wabtec Corp.	16,982	869,988
Machinery Total			1,989,191
Marine — 0.5%
	Genco Shipping & Trading Ltd.	9,200	305,808
Marine Total			305,808
Professional Services — 0.8%
	Huron Consulting Group, Inc. (a)	8,974	511,338
Professional Services Total			511,338
Road & Rail — 0.7%
	Old Dominion Freight Line, Inc. (a)	15,090	427,651
Road & Rail Total			427,651
INDUSTRIALS TOTAL			11,085,838
INFORMATION TECHNOLOGY — 21.5%
Communications Equipment — 2.6%
	Arris Group, Inc. (a)	31,015	239,746
	Digi International, Inc. (a)	12,174	124,175
	Polycom, Inc. (a)	39,669	917,544
	Riverbed Technology, Inc. (a)	24,251	303,622
Communications Equipment Total			1,585,087
Computers & Peripherals — 0.4%
	Avid Technology, Inc. (a)	10,750	258,645
Computers & Peripherals Total			258,645
Electronic Equipment, Instruments & Components — 2.4%
	Brightpoint, Inc. (a)	66,760	480,672
	Daktronics, Inc.	29,838	497,101

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — (continued)
Itron, Inc. (a)	5,642	499,487
Electronic Equipment, Instruments & Components Total		1,477,260
Internet Software & Services — 5.2%
Ariba, Inc. (a)	17,240	243,601
Digital River, Inc. (a)	4,880	158,112
Equinix, Inc. (a)	9,744	676,818
GSI Commerce, Inc. (a)	24,210	374,771
Interwoven Inc. (a)	19,330	272,940
Sohu.com, Inc. (a)	6,050	337,288
Switch & Data Facilities Co., Inc. (a)	36,230	451,063
Websense, Inc. (a)	33,142	740,724
Internet Software & Services Total		3,255,317
IT Services — 2.2%
CACI International, Inc., Class A (a)	11,946	598,495
TeleTech Holdings, Inc. (a)	60,758	755,829
IT Services Total		1,354,324
Semiconductors & Semiconductor Equipment — 3.6%
Atheros Communications, Inc. (a)	23,230	547,763
Microsemi Corp. (a)	17,022	433,721
Monolithic Power Systems, Inc. (a)	20,638	358,482
ON Semiconductor Corp. (a)	49,937	337,574
Rubicon Technology, Inc. (a)	21,585	155,844
Skyworks Solutions, Inc. (a)	45,740	382,386
Semiconductors & Semiconductor Equipment Total		2,215,770
Software — 5.1%
ANSYS, Inc. (a)	20,006	757,627
BluePhoenix Solutions Ltd. (a)	29,703	104,555
Concur Technologies, Inc. (a)	4,924	188,392
Informatica Corp. (a)	34,818	452,286
Micros Systems, Inc. (a)	18,250	486,545
Net 1 UEPS Technologies, Inc. (a)	20,004	446,689
Nuance Communications, Inc. (a)	21,897	266,924
Parametric Technology Corp. (a)	9,880	181,792

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Sybase, Inc. (a)	9,180	281,092
Software Total			3,165,902
INFORMATION TECHNOLOGY TOTAL			13,312,305
MATERIALS — 3.0%
Chemicals — 2.1%
	Koppers Holdings, Inc.	14,653	548,169
	NewMarket Corp.	3,340	175,550
	Solutia, Inc. (a)	26,030	364,420
	Terra Industries, Inc.	6,790	199,626
Chemicals Total			1,287,765
Containers & Packaging — 0.9%
	Greif, Inc., Class A	8,746	573,913
Containers & Packaging Total			573,913
MATERIALS TOTAL			1,861,678
TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 0.3%
	tw telecom, Inc. (a)	16,835	174,916
Diversified Telecommunication Services Total			174,916
Wireless Telecommunication Services — 0.9%
	Syniverse Holdings, Inc. (a)	34,843	578,742
Wireless Telecommunication Services Total			578,742
TELECOMMUNICATION SERVICES TOTAL			753,658
UTILITIES — 0.7%
Electric Utilities — 0.7%
	ITC Holdings Corp.	8,064	417,473
Electric Utilities Total			417,473
UTILITIES TOTAL			417,473
	Total Common Stocks (cost of $67,019,799)		61,727,286

		Par ($)
Short-Term Obligation — 0.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08, at 0.200%, collateralized by a U.S. Treasury Obligation maturing 08/15/19, market value $192,675 (repurchase proceeds $187,001)	187,000	187,000

	Total Short-Term Obligation (cost of $187,000)		187,000

7

Total Investments — 99.9% (cost of $67,206,799)(b)(c)	$61,914,286

Other Assets & Liabilities, Net — 0.1%	69,199

Net Assets — 100.0%	$61,983,485

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of  the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities

•            Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•            Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$61,727,286	$—
	Level 2 – Other Significant Observable Inputs	187,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$61,914,286	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $67,206,799.

(c)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$3,733,439	$(9,025,952)	$(5,292,513)

8

For the nine months ended September 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	—	$—
Options written	127	17,921
Options expired	(77)	(16,221)
Options terminated in closing purchase transactions	(50)	(1,700)
Options exercised	—	—
Options outstanding at September 30, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Strategic Income Fund, Variable Series

			Par ($)(a)	Value ($)*
Government & Agency Obligations — 55.7%
FOREIGN GOVERNMENT OBLIGATIONS — 31.6%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09	EUR	250,000	358,876
Banco Nacional de Desenvolvimento Economico e Social
	6.369% 06/16/18(b)		150,000	132,000
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	510,000	718,296
Denmark Government Bond
	4.000% 11/15/15	DKK	3,000,000	555,259
European Investment Bank
	0.685% 09/21/11(c)	JPY	122,000,000	1,146,785
	1.250% 09/20/12	JPY	65,000,000	614,268
	1.400% 06/20/17	JPY	52,700,000	492,040
	5.500% 12/07/11	GBP	380,000	686,254
Federal Republic of Brazil
	7.375% 02/03/15	EUR	450,000	627,175
	8.750% 02/04/25		365,000	428,875
	11.000% 08/17/40		410,000	514,550
	12.500% 01/05/16	BRL	250,000	136,305
Federal Republic of Germany
	5.000% 07/04/12	EUR	555,000	814,286
	6.000% 06/20/16	EUR	1,075,000	1,710,050
Government of Canada
	4.000% 06/01/17	CAD	360,000	346,304
	4.500% 06/01/15	CAD	537,000	536,662
	5.000% 06/01/14	CAD	330,000	337,612
	9.500% 06/01/10	CAD	740,000	770,608
International Finance Corp.
	7.500% 02/28/13	AUD	390,000	323,836
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	50,000,000	481,974
Kingdom of Norway
	5.500% 05/15/09	NOK	3,780,000	641,260
	6.000% 05/16/11	NOK	6,520,000	1,152,837
Kingdom of Sweden
	6.750% 05/05/14	SEK	8,760,000	1,452,071
New South Wales Treasury Corp.
	5.500% 03/01/17	AUD	550,000	419,864

1

			Par ($)(a)	Value ($)*
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Pemex Project Funding Master Trust
	5.750% 03/01/18(b)		230,000	217,649
Province of Quebec
	4.500% 12/01/16	CAD	590,000	551,116
Republic of Colombia
	8.125% 05/21/24		245,000	268,275
	9.750% 04/09/11		327,723	348,206
Republic of France
	4.000% 04/25/13	EUR	295,000	414,454
	4.250% 10/25/17	EUR	820,000	1,148,886
	4.750% 10/25/12	EUR	550,000	796,737
Republic of Panama
	8.875% 09/30/27		645,000	780,450
Republic of Peru
	7.350% 07/21/25		320,000	318,400
	9.875% 02/06/15		450,000	513,000
Republic of Poland
	5.750% 03/24/10	PLN	2,345,000	962,528
Republic of South Africa
	6.500% 06/02/14		250,000	245,000
	13.000% 08/31/09	ZAR	535,000	66,233
	13.000% 08/31/10	ZAR	125,000	16,004
	13.000% 08/31/10	ZAR	535,000	68,553
	13.000% 08/31/11	ZAR	535,000	70,799
Russian Federation
	7.500% 03/31/30		926,100	948,095
	12.750% 06/24/28		400,000	646,000
United Kingdom Treasury
	8.000% 06/07/21	GBP	290,000	680,406
	9.000% 07/12/11	GBP	315,000	631,420
United Mexican States
	6.050% 01/11/40		150,000	134,400
	6.750% 09/27/34		180,000	180,900
	8.375% 01/14/11		745,000	800,875
	11.375% 09/15/16		580,000	777,200
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				26,983,633
U.S. GOVERNMENT OBLIGATIONS — 24.1%
U.S. Treasury Bonds
	7.500% 11/15/24(d)		1,310,000	1,783,954

2

			Par ($)(a)	Value ($)*
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	8.750% 05/15/17(d)		4,911,000	6,660,544
	8.875% 02/15/19(d)		300,000	419,930
	12.500% 08/15/14(d)		5,760,000	6,280,652
U.S. Treasury Notes
	5.000% 02/15/11(d)		5,140,000	5,496,587
U.S. GOVERNMENT OBLIGATIONS TOTAL				20,641,667

	Total Government & Agency Obligations
	(cost of $48,532,195)			47,625,300
Corporate Fixed-Income Bonds & Notes — 34.7%
BASIC MATERIALS — 3.3%
Chemicals — 1.0%
Agricultural Chemicals — 0.3%
Mosaic Co.
	7.625% 12/01/16(b)		150,000	153,259
Terra Capital, Inc.
	7.000% 02/01/17		115,000	109,250
				262,509
Chemicals-Diversified — 0.5%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	90,000	103,895
	7.875% 11/15/14		115,000	98,900
Ineos Group Holdings PLC
	8.500% 02/15/16(b)		180,000	97,200
NOVA Chemicals Corp.
	6.500% 01/15/12		145,000	129,050
				429,045
Chemicals-Specialty — 0.2%
Chemtura Corp.
	6.875% 06/01/16		125,000	100,000
MacDermid, Inc.
	9.500% 04/15/17(b)		85,000	71,400
				171,400
Chemicals Total				862,954
Forest Products & Paper — 0.6%
Paper & Related Products — 0.6%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		210,000	50,925
Domtar Corp.
	7.125% 08/15/15		175,000	161,000

3

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Forest Products & Paper — (continued)
Paper & Related Products — (continued)
Georgia-Pacific Corp.
8.000% 01/15/24	140,000	123,200
NewPage Corp.
10.000% 05/01/12	65,000	58,175
12.000% 05/01/13	90,000	78,750
NewPage Holding Corp.
PIK,
9.986% 11/01/13	10,000	8,850
		480,900
Forest Products & Paper Total		480,900
Iron/Steel — 0.4%
Steel-Producers — 0.4%
Russel Metals, Inc.
6.375% 03/01/14	65,000	58,581
Steel Dynamics, Inc.
7.750% 04/15/16(b)	180,000	160,200
United States Steel Corp.
7.000% 02/01/18	185,000	167,011
		385,792
	Iron/Steel Total	385,792
Metals & Mining — 1.3%
Diversified Minerals — 0.2%
FMG Finance Ltd.
10.625% 09/01/16(b)	195,000	191,100
		191,100
Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	385,000	379,225
		379,225
Mining Services — 0.1%
Noranda Aluminium Holding Corp.
8.578% 11/15/14(c)	145,000	95,700
		95,700

4

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — (continued)
Non-Ferrous Metals — 0.5%
Codelco, Inc.
	5.500% 10/15/13	460,000	457,479
			457,479
Metals & Mining Total			1,123,504
BASIC MATERIALS TOTAL			2,853,150
COMMUNICATIONS — 5.6%
Media — 1.9%
Cable TV — 0.9%
Cablevision Systems Corp.
	8.000% 04/15/12	95,000	89,300
Charter Communications Holdings I LLC
	11.000% 10/01/15	125,000	82,500
Charter Communications Holdings II LLC/Charter Communications Holdings II/Capital Corp.
	10.250% 09/15/10	80,000	72,000
CSC Holdings, Inc.
	7.625% 04/01/11	230,000	220,800
DirecTV Holdings LLC
	6.375% 06/15/15	180,000	158,400
EchoStar DBS Corp.
	6.625% 10/01/14	220,000	176,550
			799,550
Multimedia — 0.3%
Lamar Media Corp.
	6.625% 08/15/15	155,000	128,262
Quebecor Media, Inc.
	7.750% 03/15/16	205,000	179,375
			307,637
Publishing-Books — 0.2%
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	200,000	158,000
			158,000
Publishing-Periodicals — 0.3%
Dex Media, Inc.
	(e) 11/15/13
	(9.000% 11/15/08)	160,000	73,600
Idearc, Inc.
	8.000% 11/15/16	215,000	58,588
R.H. Donnelley Corp.
	8.875% 01/15/16	80,000	27,200

5

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Publishing-Periodicals — (continued)
		8.875% 10/15/17	185,000	62,900
				222,288
Radio — 0.1%
CMP Susquehanna Corp.
		9.875% 05/15/14	155,000	86,800
				86,800
Television — 0.1%
Local TV Finance LLC
	PIK,
		9.250% 06/15/15(b)	100,000	65,000
				65,000
Media Total				1,639,275
Telecommunication Services — 3.7%
Cellular Telecommunications — 1.1%
Cricket Communications, Inc.
		9.375% 11/01/14	210,000	195,300
Digicel Group Ltd.
		8.875% 01/15/15(b)	200,000	168,000
MetroPCS Wireless, Inc.
		9.250% 11/01/14	210,000	196,350
Orascom Telecom Finance SCA
		7.875% 02/08/14(b)	100,000	87,500
Wind Acquisition Financial SA
	PIK,
		10.035% 12/21/11(c)(f)	310,753	273,463
				920,613
Satellite Telecommunications — 0.6%
Inmarsat Finance II PLC
		(e) 11/15/12
		(10.375% 11/15/08)	255,000	251,175
Intelsat Jackson Holdings Ltd.
		11.250% 06/15/16	290,000	282,025
				533,200
Telecommunication Equipment — 0.2%
Lucent Technologies, Inc.
		6.450% 03/15/29	210,000	128,100
				128,100

6

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 0.6%
Hellas Telecommunications Luxembourg II
	8.541% 01/15/15(b)(c)		75,000	45,375
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	115,000	134,375
Syniverse Technologies, Inc.
	7.750% 08/15/13		95,000	87,875
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		135,000	124,875
West Corp.
	11.000% 10/15/16		160,000	115,200
				507,700
Telephone-Integrated — 1.2%
Cincinnati Bell, Inc.
	8.375% 01/15/14		130,000	113,100
Citizens Communications Co.
	7.875% 01/15/27		210,000	157,500
Qwest Communications International, Inc.
	7.500% 02/15/14		215,000	185,975
Qwest Corp.
	7.500% 10/01/14		70,000	60,550
	7.500% 06/15/23		195,000	153,075
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	125,000	135,501
	8.750% 04/15/14		30,000	25,200
Windstream Corp.
	8.625% 08/01/16		205,000	189,112
				1,020,013
Telecommunication Services Total				3,109,626
COMMUNICATIONS TOTAL				4,748,901
CONSUMER CYCLICAL — 4.4%
Apparel — 0.2%
Apparel Manufacturers — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15		230,000	192,050
				192,050
Apparel Total				192,050
Auto Manufacturers — 0.3%
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.
	7.450% 07/16/31		220,000	94,600

7

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Manufacturers — (continued)
Auto-Cars/Light Trucks — (continued)
General Motors Corp.
	8.375% 07/15/33		415,000	166,000
				260,600
Auto Manufacturers Total				260,600
Auto Parts & Equipment — 0.8%
Auto/Truck Parts & Equipment-Original — 0.5%
ArvinMeritor, Inc.
	8.125% 09/15/15		100,000	77,000
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12		95,000	76,475
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(g)	EUR	150,000	154,154
TRW Automotive, Inc.
	7.000% 03/15/14(b)		135,000	111,375
				419,004
Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		115,000	95,450
				95,450
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11		49,000	48,510
	9.000% 07/01/15		94,000	93,060
				141,570
Auto Parts & Equipment Total				656,024
Entertainment — 0.4%
Music — 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)		85,000	73,525
WMG Acquisition Corp.
	7.375% 04/15/14		135,000	100,238
WMG Holdings Corp.
	(e) 12/15/14
	(9.500% 12/15/09)		110,000	60,500
				234,263

8

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — (continued)
Resorts/Theme Parks — 0.1%
Six Flags, Inc.
	9.625% 06/01/14	95,000	53,200
			53,200
Entertainment Total			287,463
Home Builders — 0.1%
Building-Residential/Commercial — 0.1%
KB Home
	5.875% 01/15/15	145,000	115,275
			115,275
Home Builders Total			115,275
Leisure Time — 0.3%
Cruise Lines — 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	165,000	141,900
			141,900
Recreational Centers — 0.1%
Town Sports International, Inc.
	(e) 02/01/14
	(11.000% 02/01/09)	146,000	136,145
			136,145
Leisure Time Total			278,045
Lodging — 1.3%
Casino Hotels — 0.9%
Boyd Gaming Corp.
	6.750% 04/15/14	125,000	89,687
Harrah’s Operating Co., Inc.
	10.750% 02/01/16(b)	170,000	86,700
Jacobs Entertainment, Inc.
	9.750% 06/15/14	120,000	80,400
Majestic Star LLC
	9.750% 01/15/11	175,000	19,250
MGM Mirage
	7.500% 06/01/16	365,000	266,450
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	135,000	99,900
Snoqualmie Entertainment Authority
	6.875% 02/01/14(b)(c)	30,000	21,600
	9.125% 02/01/15(b)	110,000	79,475

9

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Casino Hotels — (continued)
Station Casinos, Inc.
		6.625% 03/15/18	195,000	51,675
				795,137
Gambling (Non-Hotel) — 0.4%
Mashantucket Western Pequot Tribe
		8.500% 11/15/15(b)	245,000	159,250
Seminole Indian Tribe of Florida
		7.804% 10/01/20(b)	195,000	181,317
				340,567
Lodging Total				1,135,704
Retail — 0.9%
Retail-Apparel/Shoe — 0.3%
Hanesbrands, Inc.
		6.508% 12/15/14(c)	95,000	78,850
Phillips-Van Heusen Corp.
		7.250% 02/15/11	95,000	93,337
		8.125% 05/01/13	60,000	59,850
				232,037
Retail-Automobiles — 0.1%
AutoNation, Inc.
		4.791% 04/15/13(c)	40,000	33,700
		7.000% 04/15/14	90,000	78,300
				112,000
Retail-Discount — 0.1%
Dollar General Corp.
	PIK,
		11.875% 07/15/17	115,000	106,375
				106,375
Retail-Drug Stores — 0.2%
Rite Aid Corp.
		9.375% 12/15/15	235,000	123,375
				123,375
Retail-Propane Distributors — 0.2%
AmeriGas Partners LP
		7.125% 05/20/16	140,000	125,300
		7.250% 05/20/15	55,000	50,050
				175,350
Retail Total				749,137

10

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.1%
Textile-Products — 0.1%
INVISTA
9.250% 05/01/12(b)	105,000	103,163
		103,163
Textiles Total		103,163
CONSUMER CYCLICAL TOTAL		3,777,461
CONSUMER NON-CYCLICAL — 4.9%
Agriculture — 0.1%
Tobacco — 0.1%
Reynolds American, Inc.
7.625% 06/01/16	140,000	138,999
		138,999
Agriculture Total		138,999
Beverages — 0.2%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc.
8.000% 12/15/11	95,000	66,500
		66,500
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc.
8.125% 01/15/12	125,000	121,250
		121,250
Beverages Total		187,750
Biotechnology — 0.2%
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	140,000	140,000
		140,000
Biotechnology Total		140,000
Commercial Services — 1.2%
Commercial Services — 0.3%
ARAMARK Corp.
8.500% 02/01/15	125,000	117,500
Iron Mountain, Inc.
8.000% 06/15/20	130,000	124,800
		242,300

11

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	115,000	82,500
			82,800
Funeral Services & Related Items — 0.1%
Service Corp. International
	6.750% 04/01/16	80,000	68,400
	7.375% 10/01/14	10,000	9,100
			77,500
Private Corrections — 0.3%
Corrections Corp. of America
	6.250% 03/15/13	125,000	116,875
GEO Group, Inc.
	8.250% 07/15/13	200,000	198,500
			315,375
Rental Auto/Equipment — 0.4%
Ashtead Holdings PLC
	8.625% 08/01/15(b)	130,000	111,800
Rental Service Corp.
	9.500% 12/01/14	95,000	71,962
United Rentals North America, Inc.
	6.500% 02/15/12	160,000	133,600
			317,362
Commercial Services Total			1,035,337
Food — 0.6%
Food-Dairy Products — 0.1%
Dean Foods Co.
	7.000% 06/01/16	130,000	113,100
			113,100
Food-Meat Products — 0.1%
Smithfield Foods, Inc.
	7.750% 07/01/17	55,000	43,175
			43,175
Food-Miscellaneous/Diversified — 0.4%
Del Monte Corp.
	6.750% 02/15/15	70,000	63,000
Pinnacle Foods Finance LLC
	9.250% 04/01/15	205,000	167,075

12

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Food-Miscellaneous/Diversified — (continued)
Reddy Ice Holdings, Inc.
(e) 11/01/12
(10.500% 11/01/08)	150,000	115,500
		345,575
Food Total		501,850
Healthcare Products — 0.6%
Medical Products — 0.6%
Biomet, Inc.
11.625% 10/15/17	320,000	321,600
PIK,
10.375% 10/15/17	165,000	163,350
		484,950
Healthcare Products Total		484,950
Healthcare Services — 1.3%
Dialysis Centers — 0.2%
DaVita, Inc.
7.250% 03/15/15	170,000	161,500
		161,500
Medical-Hospitals — 1.0%
Community Health Systems, Inc.
8.875% 07/15/15	180,000	171,000
HCA, Inc.
9.250% 11/15/16	140,000	136,150
PIK,
9.625% 11/15/16	570,000	541,500
		848,650
Physician Practice Management — 0.1%
U.S. Oncology Holdings, Inc.
PIK,
8.334% 03/15/12	102,004	78,033
		78,033
Healthcare Services Total		1,088,183
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
American Greetings Corp.
7.375% 06/01/16	110,000	100,100
Jostens IH Corp.
7.625% 10/01/12	100,000	91,750
		191,850
	Household Products/Wares Total	191,850

13

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — 0.5%
Medical-Drugs — 0.4%
Elan Finance PLC
	8.875% 12/01/13	190,000	159,600
Warner Chilcott Corp.
	8.750% 02/01/15	166,000	163,510
			323,110
Pharmacy Services — 0.1%
Omnicare, Inc.
	6.750% 12/15/13	130,000	117,975
			117,975
Pharmaceuticals Total			441,085
CONSUMER NON-CYCLICAL TOTAL			4,210,004
ENERGY — 5.3%
Coal — 0.4%
Coal — 0.4%
Arch Western Finance LLC
	6.750% 07/01/13	135,000	126,900
Massey Energy Co.
	6.875% 12/15/13	230,000	208,150
			335,050
Coal Total			335,050
Oil & Gas — 3.7%
Oil Companies-Exploration & Production — 3.2%
Chesapeake Energy Corp.
	6.375% 06/15/15	260,000	232,050
Cimarex Energy Co.
	7.125% 05/01/17	115,000	105,800
Compton Petroleum Corp.
	7.625% 12/01/13	125,000	109,687
KCS Energy, Inc.
	7.125% 04/01/12	45,000	39,600
Newfield Exploration Co.
	6.625% 04/15/16	195,000	173,550
OPTI Canada, Inc.
	8.250% 12/15/14	185,000	165,575
Pemex Finance Ltd.
	9.150% 11/15/18	310,000	384,400
	10.610% 08/15/17	215,000	272,897

14

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	250,000	217,500
Pioneer Natural Resources Co.
	5.875% 07/15/16	165,000	142,154
Quicksilver Resources, Inc.
	7.125% 04/01/16	255,000	207,825
Range Resources Corp.
	7.500% 05/15/16	120,000	114,600
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	335,000	324,200
Southwestern Energy Co.
	7.500% 02/01/18(b)	215,000	208,550
			2,698,388
Oil Refining & Marketing — 0.3%
Frontier Oil Corp.
	8.500% 09/15/16	80,000	77,000
Tesoro Corp.
	6.625% 11/01/15	125,000	101,875
United Refining Co.
	10.500% 08/15/12	90,000	77,400
			256,275
Oil-Field Services — 0.2%
Gazprom International SA
	7.201% 02/01/20	221,377	197,026
			197,026
Oil & Gas Total			3,151,689
Oil & Gas Services — 0.1%
Seismic Data Collection — 0.1%
Seitel, Inc.
	9.750% 02/15/14	95,000	77,425
			77,425
Oil & Gas Services Total			77,425

15

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 0.3%
Oil Company-Integrated — 0.3%
Petrobras International Finance Co.
6.125% 10/06/16		300,000	282,750
			282,750
Oil, Gas & Consumable Fuels Total			282,750
Pipelines — 0.8%
Pipelines — 0.8%
Atlas Pipeline Partners LP
8.125% 12/15/15		110,000	101,200
El Paso Corp.
6.875% 06/15/14		165,000	152,175
7.250% 06/01/18		175,000	162,750
Kinder Morgan Finance Co. ULC
5.700% 01/05/16		110,000	94,600
MarkWest Energy Partners LP
6.875% 11/01/14		160,000	144,000
			654,725
Pipelines Total			654,725
ENERGY TOTAL			4,501,639
FINANCIALS — 2.9%
Commercial Banks — 0.7%
Special Purpose Banks — 0.7%
Instituto de Credito Oficial
0.800% 09/28/09	JPY	65,000,000	610,413
			610,413
Commercial Banks Total			610,413
Diversified Financial Services — 1.5%
Finance-Auto Loans — 0.6%
Ford Motor Credit Co.
7.800% 06/01/12		295,000	183,173
8.000% 12/15/16		155,000	98,003
GMAC LLC
6.875% 09/15/11		290,000	129,395
8.000% 11/01/31		275,000	103,751
			514,322

16

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Finance-Consumer Loans — 0.5%
SLM Corp.
	6.500% 06/15/10	NZD	725,000	439,905
				439,905
Investment Management/Advisor Service — 0.2%
Nuveen Investments, Inc.
	10.500% 11/15/15(b)		220,000	169,400
				169,400
Special Purpose Entity — 0.2%
FireKeepers Development Authority
	13.875% 05/01/15(b)		75,000	66,000
Goldman Sachs Capital II
	5.793% 12/29/49(c)		185,000	81,272
				147,272
Diversified Financial Services Total				1,270,899
Insurance — 0.5%
Insurance Brokers — 0.2%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)		145,000	114,550
USI Holdings Corp.
	9.750% 05/15/15(b)		95,000	72,200
				186,750
Property/Casualty Insurance — 0.3%
Asurion Corp.
	8.987% 07/02/15(f)		48,578	42,171
	8.989% 07/02/15(f)		66,422	57,345
Crum & Forster Holdings Corp.
	7.750% 05/01/17		200,000	174,000
				273,516
Insurance Total				460,266

17

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.2%
REITS-Hotels — 0.2%
Host Marriott LP
6.750% 06/01/16	175,000	143,063
		143,063
Real Estate Investment Trusts (REITs) Total		143,063
FINANCIALS TOTAL		2,484,641
INDUSTRIALS — 5.1%
Aerospace & Defense — 0.6%
Aerospace/Defense-Equipment — 0.5%
BE Aerospace, Inc.
8.500% 07/01/18	115,000	111,550
DRS Technologies, Inc.
6.875% 11/01/13	135,000	133,650
Sequa Corp.
11.750% 12/01/15(b)	165,000	138,600
		383,800
Electronics-Military — 0.1%
L-3 Communications Corp.
6.375% 10/15/15	130,000	119,600
		119,600
Aerospace & Defense Total		503,400
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden, Inc.
7.000% 03/15/17	180,000	160,200
General Cable Corp.
5.166% 04/01/15(c)	75,000	63,000
7.125% 04/01/17	75,000	67,500
		290,700
Electrical Components & Equipment Total		290,700
Electronics — 0.2%
Electronic Components-Miscellaneous — 0.2%
Flextronics International Ltd.
6.250% 11/15/14	150,000	126,750
		126,750
Electronics Total		126,750

18

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
8.625% 12/15/13(b)	95,000	93,100
		93,100
Engineering & Construction Total		93,100
Environmental Control — 0.4%
Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc.
7.875% 04/15/13	260,000	258,050
		258,050
Recycling — 0.1%
Aleris International, Inc.
10.000% 12/15/16	105,000	65,100
PIK,
9.000% 12/15/14	75,000	45,750
		110,850
Environmental Control Total		368,900
Hand / Machine Tools — 0.1%
Machinery-Electrical — 0.1%
Baldor Electric Co.
8.625% 02/15/17	100,000	95,500
		95,500
	Hand / Machine Tools Total	95,500
Machinery-Construction & Mining — 0.2%
Machinery-Construction & Mining — 0.2%
Terex Corp.
8.000% 11/15/17	200,000	182,000
		182,000
Machinery-Construction & Mining Total		182,000
Machinery-Diversified — 0.3%
Machinery-General Industry — 0.2%
Manitowoc Co., Inc.
7.125% 11/01/13	145,000	134,850
		134,850
Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.
8.875% 11/01/13	85,000	87,550
		87,550
Machinery-Diversified Total		222,400

19

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — 0.8%
Diversified Manufacturing Operators — 0.6%
Bombardier, Inc.
	6.300% 05/01/14(b)	220,000	204,600
Koppers Holdings, Inc.
	(e) 11/15/14
	(9.875% 11/15/09)	140,000	125,300
Trinity Industries, Inc.
	6.500% 03/15/14	155,000	146,087
			475,987
Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	120,000	106,200
TriMas Corp.
	9.875% 06/15/12	108,000	91,530
			197,730
Miscellaneous Manufacturing Total			673,717
Packaging & Containers — 1.1%
Containers-Metal/Glass — 0.7%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	165,000	160,875
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	395,000	393,025
			553,900
Containers-Paper/Plastic — 0.4%
Berry Plastics Holding Corp.
	10.250% 03/01/16	135,000	89,100
Jefferson Smurfit Corp.
	8.250% 10/01/12	190,000	158,650
Solo Cup Co.
	8.500% 02/15/14	150,000	120,000
			367,750
Packaging & Containers Total			921,650
Transportation — 1.0%
Transportation-Marine — 0.6%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	160,000	147,200
Ship Finance International Ltd.
	8.500% 12/15/13	155,000	150,350

20

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
Transportation-Marine — (continued)
Stena AB
7.500% 11/01/13	190,000	184,775
		482,325
Transportation-Railroad — 0.1%
TFM SA de CV
9.375% 05/01/12	130,000	132,600
		132,600
Transportation-Services — 0.2%
Bristow Group, Inc.
7.500% 09/15/17	90,000	80,100
PHI, Inc.
7.125% 04/15/13	135,000	119,475
		199,575
Transportation-Trucks — 0.1%
Quality Distribution LLC/QD Capital Corp.
9.000% 11/15/10	105,000	44,100
		44,100
Transportation Total		858,600
TOTAL INDUSTRIALS		4,336,717
TECHNOLOGY — 0.6%
Computers — 0.2%
Computer Services — 0.2%
Sungard Data Systems, Inc.
9.125% 08/15/13	250,000	225,000
		225,000
Computers Total		225,000
Semiconductors — 0.4%
Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc.
9.250% 06/01/16	110,000	92,400

21

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Semiconductors — (continued)
Electronic Components-Semiconductors — (continued)
Freescale Semiconductor, Inc.
	PIK,
		9.125% 12/15/14	365,000	229,950
				322,350
Semiconductors Total				322,350
TECHNOLOGY TOTAL				547,350
UTILITIES — 2.6%
Electric — 2.1%
Electric-Generation — 0.8%
AES Corp.
		7.750% 03/01/14	205,000	190,650
		8.000% 10/15/17	55,000	49,637
Edison Mission Energy
		7.000% 05/15/17	185,000	166,500
Intergen NV
		9.000% 06/30/17(b)	270,000	270,000
				676,787
Electric-Integrated — 0.7%
CMS Energy Corp.
		6.875% 12/15/15	100,000	91,490
Energy Future Holdings Corp.
		10.875% 11/01/17(b)	185,000	166,963
Texas Competitive Electric Holdings Co.
	PIK,
		10.500% 11/01/16(b)	455,000	385,612
				644,065
Independent Power Producer — 0.6%
NRG Energy, Inc.
		7.250% 02/01/14	110,000	102,025
		7.375% 02/01/16	130,000	117,000
		7.375% 01/15/17	65,000	59,150
NSG Holdings LLC/NSG Holdings, Inc.
		7.750% 12/15/25(b)	145,000	137,750
Reliant Energy, Inc.
		7.875% 06/15/17	100,000	74,000
				489,925
Electric Total				1,810,777

22

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Other Industrial Development Bonds — 0.5%
Electric-Integrated — 0.2%
Mirant Americas Generation LLC
8.500% 10/01/21	260,000	201,500
		201,500
Independent Power Producer — 0.3%
Dynegy Holdings, Inc.
7.125% 05/15/18	285,000	215,175
		215,175
Total Other Industrial Development Bonds		416,675
UTILITIES TOTAL		2,227,452

	Total Corporate Fixed-Income Bonds &
	Notes
	(cost of $32,629,569)	29,687,315
Mortgage-Backed Securities — 4.7%
Federal Home Loan Mortgage Corp.
8.000% 10/01/26	54,813	59,460
Federal National Mortgage Association
5.000% 09/01/37	1,200,406	1,170,817
6.000% 02/01/37	845,946	857,814
6.500% 11/01/36	1,929,007	1,980,183

	Total Mortgage-Backed Securities
	(cost of $4,057,333)	4,068,274
Asset-Backed Securities — 0.9%
Equity One ABS, Inc.
4.205% 04/25/34	625,000	559,925
GMAC Mortgage Corp.
4.865% 09/25/34	520,000	254,588

	Total Asset-Backed Securities
	(cost of $1,140,508)	814,513
Municipal Bonds — 0.6%
CALIFORNIA — 0.4%
CA Cabazon Band Mission Indians
13.000% 10/01/11	350,000	359,460
CALIFORNIA TOTAL		359,460

23

		Par ($)(a)	Value ($)
	Municipal Bonds — (continued)
	VIRGINIA — 0.2%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	180,000	139,401
VIRGINIA TOTAL			139,401

	Total Municipal Bonds
	(cost of $529,982)		498,861

		Shares
	Common Stocks — 0.0%
	INDUSTRIALS — 0.0%
	Commercial Services & Supplies — 0.0%
	Fairlane Management Corp. (g)(h)(i)	2,000	—
Commercial Services & Supplies Total			—
TOTAL INDUSTRIALS			—

	Total Common Stocks
	(cost of $—)		—

		Units
	Warrants — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunication Services — 0.0%
Jazztel PLC	Expires 07/15/10(b)(g)(h)(i)	95	—
			—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			—

	Total Warrants
	(cost of $188)		—

		Shares
	Securities Lending Collateral — 24.9%
	State Street Navigator Securities Lending Prime Portfolio (j)
	(7 day yield of 2.719%)	21,271,683	21,271,683

	Total Securities Lending Collateral
	(cost of $21,271,683)		21,271,683

		Par ($)(a)
	Short-Term Obligation — 2.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 0.200%, collateralized by a U.S. Government Treasury Obligation maturing 08/31/11, market value $2,147,119 (repurchase proceeds $2,104,012)	2,104,000	2,104,000

	Total Short-Term Obligation
	(cost of $2,104,000)		2,104,000

24

Total Investments — 124.0%
(cost of $110,265,458)(k)(l)	$106,069,946

Obligation to Return Collateral for Securities Loaned — (24.9)%	(21,271,683)

Other Assets & Liabilities, Net — 0.9%	759,720

Net Assets — 100.0%	$85,557,983

25

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$41,913,350	$—
Level 2 – Other Significant Observable Inputs	64,002,442	65,947
Level 3 – Significant Unobservable Inputs	154,154	—
Total	$106,069,946	$65,947

*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending September 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of January 1, 2008	$581,479	$—
Accretion of Discounts/Amortization of Premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(67,865)	—
Net purchases/sales	—	—
Transfers in and or out of Level 3	(359,460)	—
Balance as of September 30, 2008	$154,154	$—

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities, which are not illiquid except for the following, amounted to $5,364,983, which represents 6.3% of net assets.

	Acquisition
Security	Date	Par/Units	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	09/27/06	$115,000	$116,050	$ 82,800
Jazztel PLC	10/25/01	95	187	—
Local TV Finance LLC 9.250% 06/15/15	05/07/07	100,000	100,744	65,000
Orascom Telecom
Finance SCA 7.875% 02/08/14	02/01/07	100,000	100,000	87,500
Seminole Indian Tribe of Florida 7.804% 10/01/20	10/04/07	195,000	197,938	181,317
				$ 416,617

27

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2008.

(d)	All or a portion of this security was on loan at September 30, 2008. The total market value of securities on loan at September 30, 2008 is $20,679,940.

(e)	Step bond. These securities are currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(f)	Loan participation agreement.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)	Non-income producing security.

(i)	Security has no value.

(j)	Investment made with cash collateral received from securities lending activity.

(k)	Cost for federal income tax purposes is $112,556,450.

(l)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$2,434,621	$(8,921,125)	$(6,486,504)

Forward foreign currency exchange contracts outstanding on September 30, 2008 are:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation/
Contracts to Sell	Value	Face Value	Date	Depreciation
CAD	$526,399	$526,044	10/08/08	$(355)
CAD	710,057	704,620	10/17/08	(5,437)
CAD	710,057	704,672	10/17/08	(5,385)
EUR	648,360	652,648	10/14/08	4,288
EUR	422,843	425,505	10/14/08	2,662
EUR	563,847	556,800	10/15/08	(7,047)
EUR	521,558	515,114	10/15/08	(6,444)
EUR	352,579	353,375	10/20/08	796
EUR	723,493	725,485	10/20/08	1,992
EUR	339,308	353,099	10/29/08	13,791
EUR	472,879	489,871	10/29/08	16,992
EUR	472,879	489,435	10/29/08	16,556
GBP	471,347	467,460	10/08/08	(3,887)
GBP	801,691	824,400	10/29/08	22,709
GBP	220,911	227,292	10/29/08	6,381
JPY	482,073	490,408	10/20/08	8,335
				$65,947

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

28

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Value and Restructuring Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 97.3%
CONSUMER DISCRETIONARY — 7.5%
Household Durables — 5.0%
Black & Decker Corp.	1,600	97,200
Centex Corp.	1,700	27,540
Leggett & Platt, Inc.	2,150	46,848
Newell Rubbermaid, Inc.	2,225	38,404
Household Durables Total		209,992
Media — 1.1%
CBS Corp., Class B	1,850	26,973
DISH Network Corp., Class A (a)	900	18,900
Media Total		45,873
Specialty Retail — 1.4%
TJX Companies, Inc.	1,900	57,988
Specialty Retail Total		57,988
CONSUMER DISCRETIONARY TOTAL		313,853
CONSUMER STAPLES — 6.4%
Food Products — 0.9%
Dean Foods Co. (a)	1,650	38,544
Food Products Total		38,544
Personal Products — 1.8%
Avon Products, Inc.	1,825	75,865
Personal Products Total		75,865
Tobacco — 3.7%
Lorillard, Inc.	2,150	152,973
Tobacco Total		152,973
CONSUMER STAPLES TOTAL		267,382
ENERGY — 24.7%
Energy Equipment & Services — 0.7%
Hercules Offshore, Inc. (a)	2,000	30,320
Energy Equipment & Services Total		30,320
Oil, Gas & Consumable Fuels — 24.0%
Alpha Natural Resources, Inc. (a)	1,900	97,717
Anadarko Petroleum Corp.	1,250	60,637
ConocoPhillips	1,525	111,706
CONSOL Energy, Inc.	2,350	107,841
Devon Energy Corp.	1,300	118,560
El Paso Corp.	3,250	41,470
Foundation Coal Holdings, Inc.	1,125	40,028
Murphy Oil Corp.	750	48,105
Noble Energy, Inc.	1,100	61,149

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
PetroHawk Energy Corp. (a)	2,350	50,831
Petroleo Brasileiro SA, ADR	4,050	177,997
Petroplus Holdings AG (a)	750	28,749
Rosetta Resources, Inc. (a)	1,500	27,540
W&T Offshore, Inc.	1,250	34,113
Oil, Gas & Consumable Fuels Total		1,006,443
ENERGY TOTAL		1,036,763
FINANCIALS — 15.4%
Capital Markets — 4.8%
Apollo Investment Corp. (b)	1,750	29,837
Goldman Sachs Group, Inc.	500	64,000
Invesco Ltd.	3,050	63,989
Morgan Stanley	1,925	44,275
Capital Markets Total		202,101
Commercial Banks — 1.7%
PNC Financial Services Group, Inc.	950	70,965
Commercial Banks Total		70,965
Diversified Financial Services — 2.0%
CIT Group, Inc.	1,450	10,092
JPMorgan Chase & Co.	1,550	72,385
Diversified Financial Services Total		82,477
Insurance — 5.9%
ACE Ltd.	2,000	108,260
Castlepoint Holdings Ltd.	525	5,843
Genworth Financial, Inc., Class A	1,800	15,498
Loews Corp.	1,050	41,465
MetLife, Inc.	1,350	75,600
Insurance Total		246,666
Real Estate Investment Trusts (REITs) — 1.0%
DiamondRock Hospitality Co.	2,700	24,570
Host Hotels & Resorts, Inc.	1,500	19,935
Real Estate Investment Trusts (REITs) Total		44,505
FINANCIALS TOTAL		646,714
HEALTH CARE — 3.9%
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	1,016	66,680
Health Care Equipment & Supplies Total		66,680

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	1,275	48,004
Health Care Providers & Services Total		48,004
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	2,425	50,561
Pharmaceuticals Total		50,561
HEALTH CARE TOTAL		165,245
INDUSTRIALS — 16.5%
Aerospace & Defense — 3.5%
AerCap Holdings NV (a)	3,075	32,626
Empresa Brasileira de Aeronautica SA, ADR	1,750	47,267
United Technologies Corp.	1,100	66,066
Aerospace & Defense Total		145,959
Airlines — 1.2%
Copa Holdings SA, Class A	1,300	42,250
Gol Linhas Aereas Inteligentes SA, ADR	1,500	9,750
Airlines Total		52,000
Construction & Engineering — 0.7%
Aecom Technology Corp. (a)	1,125	27,495
Construction & Engineering Total		27,495
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	1,100	41,074
Electrical Equipment Total		41,074
Industrial Conglomerates — 1.3%
Tyco International Ltd.	1,525	53,406
Industrial Conglomerates Total		53,406
Machinery — 3.0%
AGCO Corp. (a)	1,775	75,633
Eaton Corp.	925	51,966
Machinery Total		127,599
Road & Rail — 4.7%
Ryder System, Inc.	1,000	62,000
Union Pacific Corp.	1,900	135,204
Road & Rail Total		197,204
Trading Companies & Distributors — 1.1%
RSC Holdings, Inc. (a)	2,400	27,264

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — (continued)
United Rentals, Inc. (a)	1,275	19,431
Trading Companies & Distributors Total		46,695
INDUSTRIALS TOTAL		691,432
INFORMATION TECHNOLOGY — 7.7%
Communications Equipment — 5.4%
CommScope, Inc. (a)	1,350	46,764
Harris Corp.	2,750	127,050
Nokia Oyj, ADR	2,700	50,355
Communications Equipment Total		224,169
Computers & Peripherals — 2.3%
International Business Machines Corp.	825	96,492
Computers & Peripherals Total		96,492
INFORMATION TECHNOLOGY TOTAL		320,661
MATERIALS — 10.0%
Chemicals — 3.8%
Celanese Corp., Series A	2,350	65,589
Lanxess AG	1,100	30,398
PPG Industries, Inc.	1,100	64,152
Chemicals Total		160,139
Containers & Packaging — 0.4%
Smurfit-Stone Container Corp. (a)	3,250	15,275
Containers & Packaging Total		15,275
Metals & Mining — 5.8%
Cia Vale do Rio Doce, ADR	2,025	38,779
Freeport-McMoRan Copper & Gold, Inc.	975	55,429
Grupo Mexico SAB de CV, Series B	26,173	27,521
Schnitzer Steel Industries, Inc., Class A	1,100	43,164
Southern Copper Corp.	2,850	54,378
Sterlite Industries India Ltd., ADR	2,750	24,777
Metals & Mining Total		244,048
MATERIALS TOTAL		419,462
TELECOMMUNICATION SERVICES — 3.6%
Diversified Telecommunication Services — 0.6%
Windstream Corp.	2,200	24,068
Diversified Telecommunication Services Total		24,068

4

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 3.0%
America Movil SAB de CV, Series L, ADR	2,775	128,649
Wireless Telecommunication Services Total		128,649
TELECOMMUNICATION SERVICES TOTAL		152,717
UTILITIES — 1.6%
Electric Utilities — 1.6%
Enel SpA	3,050	25,425
Entergy Corp.	475	42,280
Electric Utilities Total		67,705
UTILITIES TOTAL		67,705
Total Common Stocks
(cost of $4,816,848)		4,081,934

Convertible Preferred Stocks — 0.8%
FINANCIALS — 0.6%
Diversified Financial Services — 0.4%
CIT Group, Inc., 7.750%	2,000	17,500
Diversified Financial Services Total		17,500
Insurance — 0.2%
American International Group, Inc., 8.500%	900	7,731
Insurance Total		7,731
FINANCIALS TOTAL		25,231
MATERIALS — 0.2%
Chemicals — 0.2%
Celanese Corp., 4.250%	250	9,248
Chemicals Total		9,248
MATERIALS TOTAL		9,248
Total Convertible Preferred Stocks
(cost of $80,883)		34,479

5

Total Investments — 98.1%
(cost of $4,897,731)(c)(d)	$4,116,413

Other Assets & Liabilities, Net — 1.9%	77,721

Net Assets — 100.0%	$4,194,134

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

6

On September 2, 2008, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$4,031,841	$—
Level 2 – Other Significant Observable Inputs	84,572	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$4,116,413	$—

(a)	Non-income producing security.

(b)	Closed-end Management Investment Company.

(c)	Cost for federal income tax purposes is $4,897,731.

(d)	Unrealized appreciation and depreciation at September 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$22,247	$(803,565)	$(781,318)

Acronym	Name

ADR	American Depositary Receipt

7

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	November 26, 2008